JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 40.8%
Australia — 1.2%
Adbri Ltd.	903	2,351
AGL Energy Ltd.	1,272	6,738
Alumina Ltd.	3,880	4,758
APA Group	317	2,223
AusNet Services Ltd.	907	1,212
Bendigo & Adelaide Bank Ltd.	556	4,217
BHP Group plc	952	30,812
Charter Hall Long Wale, REIT	2,596	9,374
CSR Ltd.	763	3,129
Dexus, REIT	1,296	9,786
Goodman Group, REIT	905	15,056
IOOF Holdings Ltd.	1,163	3,577
Mirvac Group, REIT	5,621	11,797
Rio Tinto plc	479	40,677
Sonic Healthcare Ltd.	184	5,440
Spark Infrastructure Group	1,292	2,569
Telstra Corp. Ltd.	860	2,395
Woodside Petroleum Ltd.	273	4,393

		160,504

Austria — 0.1%
ANDRITZ AG	42	2,327
Erste Group Bank AG	77	2,993
Mondi plc	162	4,490
OMV AG	67	3,636
Verbund AG	19	1,724

		15,170

Belgium — 0.4%
Ageas SA	87	4,580
Cofinimmo SA, REIT	57	9,236
Euronav NV	244	2,122
KBC Group NV	54	4,332
Proximus SADP	259	5,330
Shurgard Self Storage SA	129	6,927
Solvay SA	25	3,316
Telenet Group Holding NV	57	2,125
Warehouses De Pauw CVA, REIT	1	46
Warehouses De Pauw CVA, REIT	275	11,826

		49,840

Brazil — 0.1%
BB Seguridade Participacoes SA	831	3,408
Itau Unibanco Holding SA (Preference)	1,035	6,007
Yara International ASA	80	4,215

		13,630

Canada — 1.8%
Algonquin Power & Utilities Corp.(a)	171	2,733
Allied Properties, REIT	375	13,736
AltaGas Ltd.	132	2,793
Atco Ltd., Class I	66	2,375
Bank of Nova Scotia (The)(a)	73	4,569
BCE, Inc.(a)	204	10,177
Canadian Apartment Properties, REIT	280	13,989
Canadian Imperial Bank of Commerce(a)	75	8,665
Canadian Natural Resources Ltd.	188	6,209
Canadian Tire Corp. Ltd., Class A	25	3,912
Canadian Utilities Ltd., Class A(a)	343	10,053
Capital Power Corp.	66	2,236
Chartwell Retirement Residences	63	657
Emera, Inc.	61	2,831
Enbridge, Inc.	250	9,845
Fortis, Inc.(a)	226	10,259
Gibson Energy, Inc.(a)	113	2,073
Great-West Lifeco, Inc.	247	7,426
Hydro One Ltd.(a)(b)	401	9,910
IGM Financial, Inc.(a)	171	6,026
Keyera Corp.(a)	102	2,726
Northland Power, Inc.	66	2,332
Nutrien Ltd.	142	8,414
Pembina Pipeline Corp.(a)	317	10,464
Power Corp. of Canada(a)	265	8,454
Restaurant Brands International, Inc.(a)	99	6,761
Rogers Communications, Inc., Class B	139	7,088
Shaw Communications, Inc., Class B	294	8,600
Sienna Senior Living, Inc.	105	1,340
Superior Plus Corp.	179	2,254
TC Energy Corp.	574	27,993
TELUS Corp.	463	10,278
Thomson Reuters Corp.	82	8,677
Toronto-Dominion Bank (The)	174	11,560
TransAlta Renewables, Inc.	132	2,319
Westshore Terminals Investment Corp.	53	908

		250,642

Cayman Islands — 0.0%(c)
Telford Offshore Holdings Ltd.*‡	58	—	(d)

Chile — 0.0%(c)
Banco Santander Chile, ADR	119	2,327

China — 1.6%
China Construction Bank Corp., Class H	27,041	18,835
China Merchants Bank Co. Ltd., Class H	2,923	22,237
China Pacific Insurance Group Co. Ltd., Class H	4,726	13,309
China Petroleum & Chemical Corp., Class H	11,388	5,207
China Resources Land Ltd.	2,348	7,847
Fuyao Glass Industry Group Co. Ltd., Class A	446	3,343
Guangdong Investment Ltd.	4,500	6,297
Haier Smart Home Co. Ltd., Class H	3,919	13,442
Huayu Automotive Systems Co. Ltd., Class A	2,742	8,203
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,159	16,347
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	36	916
Joyoung Co. Ltd., Class A	1,018	3,958
Midea Group Co. Ltd., Class A	1,516	14,936
NetEase, Inc.	769	15,292
Ping An Insurance Group Co. of China Ltd., Class H	1,989	17,405
Postal Savings Bank of China Co. Ltd., Class H(b)	17,860	11,536
Tingyi Cayman Islands Holding Corp.	6,792	12,245
Topsports International Holdings Ltd.(b)	5,135	7,166

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Wilmar International Ltd.	1,578	5,053
Xinyi Solar Holdings Ltd.	3,834	7,723
Yum China Holdings, Inc.	111	6,823
Zhejiang Supor Co. Ltd., Class A	932	7,476

		225,596

Denmark — 0.3%
Carlsberg A/S, Class B	39	7,204
Novo Nordisk A/S, Class B	438	40,539

		47,743

Finland — 0.6%
Elisa OYJ	111	7,155
Fortum OYJ	400	11,021
Kone OYJ, Class B	83	6,837
Nordea Bank Abp	2,684	31,435
Orion OYJ, Class B	159	6,758
Sampo OYJ, Class A	80	3,828
UPM-Kymmene OYJ	129	5,281
Wartsila OYJ Abp	521	7,851

		80,166

France — 1.3%
Amundi SA(b)	35	3,261
Atos SE	33	1,562
AXA SA	238	6,174
BNP Paribas SA	103	6,269
Cie de Saint-Gobain	83	5,955
Covivio, REIT	115	10,844
Credit Agricole SA	273	3,803
Danone SA	105	7,710
Engie SA	276	3,675
Gaztransport Et Technigaz SA	27	2,197
Kering SA	9	8,416
Klepierre SA, REIT	228	5,517
La Francaise des Jeux SAEM(b)	76	4,080
L’Oreal SA	25	11,365
LVMH Moet Hennessy Louis Vuitton SE	24	18,878
Orange SA	195	2,173
Publicis Groupe SA	78	4,898
Rexel SA*	138	2,917
Rubis SCA	49	1,966
Safran SA	111	14,503
Sanofi	122	12,611
Societe Generale SA	158	4,641
TotalEnergies SE	239	10,425
Vinci SA	225	23,779

		177,619

Germany — 1.8%
adidas AG	49	17,802
Allianz SE (Registered)	157	39,039
BASF SE	193	15,203
Bayerische Motoren Werke AG	68	6,720
Covestro AG(b)	47	3,006
Daimler AG (Registered)	90	8,023
Deutsche Boerse AG	35	5,813
Deutsche Post AG (Registered)	444	30,099
Deutsche Telekom AG (Registered)	540	11,202
E.ON SE	235	2,890
Evonik Industries AG	92	3,211
Freenet AG	146	3,493
LEG Immobilien SE	28	4,468
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	87	23,441
RWE AG	61	2,155
SAP SE	71	10,155
Siemens AG (Registered)	72	11,221
Telefonica Deutschland Holding AG	2,936	7,915
Uniper SE	60	2,356
Volkswagen AG (Preference)	66	16,189
Vonovia SE	351	23,383

		247,784

Hong Kong — 0.6%
CK Asset Holdings Ltd.	1,437	9,777
CK Infrastructure Holdings Ltd.	366	2,210
CLP Holdings Ltd.	277	2,856
Hang Seng Bank Ltd.	465	8,911
HKBN Ltd.	1,083	1,261
HKT Trust & HKT Ltd.(a)	5,681	7,722
Hong Kong Exchanges & Clearing Ltd.	323	20,611
PCCW Ltd.	4,208	2,204
Power Assets Holdings Ltd.	448	2,893
VTech Holdings Ltd.	430	4,268
WH Group Ltd.(b)	5,330	4,416
Wharf Real Estate Investment Co. Ltd.	824	4,654
Xinyi Glass Holdings Ltd.	1,746	6,525
Yue Yuen Industrial Holdings Ltd.*	2,103	4,438

		82,746

India — 0.5%
Infosys Ltd., ADR	1,691	37,398
Tata Consultancy Services Ltd.	773	32,939

		70,337

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	54,861	14,074
Telkom Indonesia Persero Tbk. PT	67,211	15,066

		29,140

Ireland — 0.0%(c)
Smurfit Kappa Group plc	74	4,154

Italy — 0.5%
A2A SpA	4,055	8,604
ACEA SpA	25	593
Assicurazioni Generali SpA	246	4,909
Azimut Holding SpA	153	3,937
Enel SpA	1,087	10,019
Eni SpA	409	4,833
ERG SpA	30	922
Hera SpA	433	1,838
Intesa Sanpaolo SpA	4,415	12,197
Iren SpA	620	1,887
Italgas SpA	341	2,306
Mediobanca Banca di Credito Finanziario SpA*	298	3,486
Poste Italiane SpA(b)	303	4,007
Snam SpA	476	2,882
Terna - Rete Elettrica Nazionale	366	2,904
Unipol Gruppo SpA	310	1,649

		66,973

Japan — 1.7%
Aozora Bank Ltd.	342	7,698
ARTERIA Networks Corp.	81	1,349

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Chubu Electric Power Co., Inc.	203	2,436
Chugoku Electric Power Co., Inc. (The)	149	1,344
Dai Nippon Printing Co. Ltd.	131	3,080
Daiwa House Industry Co. Ltd.	259	7,944
Daiwa House REIT Investment Corp., REIT	2	7,134
Electric Power Development Co. Ltd.	344	5,038
ENEOS Holdings, Inc.	890	3,740
FANUC Corp.	14	3,046
H.U. Group Holdings, Inc.	56	1,459
Idemitsu Kosan Co. Ltd.	212	4,981
Japan Metropolitan Fund Invest, REIT	16	16,894
Japan Post Holdings Co. Ltd.*	695	5,900
Japan Tobacco, Inc.	160	3,126
JFE Holdings, Inc.	187	2,278
Kansai Electric Power Co., Inc. (The)	879	8,291
KDDI Corp.	191	5,835
Konica Minolta, Inc.	1,048	5,390
Kyushu Railway Co.	161	3,622
Lawson, Inc.	35	1,734
Mitsubishi Chemical Holdings Corp.	620	5,202
Mitsui Fudosan Logistics Park, Inc., REIT	2	8,675
Nippon Accommodations Fund, Inc., REIT	2	13,869
Nippon Building Fund, Inc., REIT	2	14,134
Nippon Prologis REIT, Inc., REIT	3	11,074
Nippon Telegraph & Telephone Corp.	214	5,475
Okinawa Electric Power Co., Inc. (The)	69	881
Osaka Gas Co. Ltd.	31	579
Otsuka Corp.	113	5,892
Shikoku Electric Power Co., Inc.	89	587
SoftBank Corp.	710	9,279
Sumitomo Forestry Co. Ltd.	265	5,006
Suzuki Motor Corp.	149	6,074
Takeda Pharmaceutical Co. Ltd.	158	5,256
Tohoku Electric Power Co., Inc.	891	6,752
Tokio Marine Holdings, Inc.	204	9,709
Tokyo Gas Co. Ltd.	76	1,435
Toyota Motor Corp.	234	21,025
United Urban Investment Corp., REIT	2	2,562

		235,785

Malta — 0.0%(c)
Kindred Group plc, SDR	228	3,727

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	651	1,335
Grupo Financiero Banorte SAB de CV, Class O	3,080	19,927
Kimberly-Clark de Mexico SAB de CV, Class A	2,557	4,146
Wal-Mart de Mexico SAB de CV	8,471	27,906

		53,314

Netherlands — 0.6%
Akzo Nobel NV	46	5,660
ASML Holding NV	34	26,053
ASR Nederland NV	82	3,365
BE Semiconductor Industries NV	40	3,518
CTP NV*(b)	440	8,874
Eurocommercial Properties NV, REIT, CVA	257	6,447
ING Groep NV	427	5,482
Koninklijke Ahold Delhaize NV	157	4,876
Koninklijke KPN NV	1,470	4,824
NN Group NV	92	4,574
PostNL NV	783	4,235
Randstad NV	58	4,199

		82,107

New Zealand — 0.1%
Contact Energy Ltd.	1,144	6,501
Spark New Zealand Ltd.	2,285	7,541

		14,042

Norway — 0.2%
Aker BP ASA	102	2,739
DNB Bank ASA	262	5,372
Equinor ASA	207	4,027
Fjordkraft Holding ASA(b)	106	605
Gjensidige Forsikring ASA	158	3,623
SFL Corp. Ltd.	286	1,965
Telenor ASA	618	10,724

		29,055

Portugal — 0.1%
EDP - Energias de Portugal SA	460	2,384
Galp Energia SGPS SA	321	3,129
NOS SGPS SA	483	1,791

		7,304

Russia — 0.5%
Alrosa PJSC	4,013	7,108
Evraz plc	535	4,569
LUKOIL PJSC, ADR	101	8,675
Moscow Exchange MICEX-RTS PJSC	5,748	13,606
Polymetal International plc	106	2,297
Sberbank of Russia PJSC	5,549	22,863
Severstal PAO, GDR(b)	364	8,945
Severstal PAO, GDR(b)	10	251

		68,314

Saudi Arabia — 0.1%
Al Rajhi Bank	430	12,731

Singapore — 0.3%
Ascendas, REIT	7,492	17,240
BW LPG Ltd.(b)	235	1,357
CapitaLand Ltd.*	964	2,865
DBS Group Holdings Ltd.	353	7,899
Keppel Infrastructure Trust	1,388	563
NetLink NBN Trust(b)	3,133	2,254
Singapore Telecommunications Ltd.	1,295	2,171
StarHub Ltd.	1,852	1,654

		36,003

South Africa — 0.2%
Anglo American plc	148	6,555
AVI Ltd.	484	2,395
Bid Corp. Ltd.*	187	4,107
SPAR Group Ltd. (The)	193	2,423
Vodacom Group Ltd.	781	6,968

		22,448

South Korea — 0.6%
ESR Kendall Square REIT Co. Ltd., REIT	776	4,603

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
NCSoft Corp.	11	7,929
Samsung Electronics Co. Ltd.	952	65,081
SK Telecom Co. Ltd., ADR	188	5,456

		83,069

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	123	3,233
Atlantica Sustainable Infrastructure plc	64	2,559
Banco Bilbao Vizcaya Argentaria SA	852	5,452
Banco Santander SA	1,972	7,224
Cellnex Telecom SA(b)	255	16,602
Enagas SA	365	8,390
Endesa SA	535	12,986
Iberdrola SA	1,422	17,119
Iberdrola SA*	23	272
Industria de Diseno Textil SA	201	6,819
Naturgy Energy Group SA(a)	558	14,396
Red Electrica Corp. SA	304	6,026
Repsol SA	644	7,053
Telefonica SA	2,009	9,191

		117,322

Sweden — 0.6%
Boliden AB*	130	5,067
Electrolux AB, Series B	80	2,089
Lundin Energy AB	106	3,291
Sandvik AB	203	5,289
Skandinaviska Enskilda Banken AB, Class A	355	4,808
SKF AB, Class B	148	3,945
SSAB AB, Class B*	473	2,417
Svenska Handelsbanken AB, Class A	485	5,467
Tele2 AB, Class B	382	5,607
Telia Co. AB	2,540	11,141
Volvo AB, Class B	1,220	28,763

		77,884

Switzerland — 1.4%
ABB Ltd. (Registered)	251	9,164
Adecco Group AG (Registered)	43	2,552
Cie Financiere Richemont SA (Registered)	65	8,312
Julius Baer Group Ltd.	54	3,569
Nestle SA (Registered)	380	48,169
Novartis AG (Registered)	143	13,180
OC Oerlikon Corp. AG (Registered)	583	6,597
Roche Holding AG	161	62,190
Swiss Life Holding AG (Registered)	6	2,933
Swisscom AG (Registered)	4	2,448
UBS Group AG (Registered)	431	7,109
Zurich Insurance Group AG	56	22,744

		188,967

Taiwan — 1.2%
Accton Technology Corp.*	434	5,081
Chailease Holding Co. Ltd.*	615	5,104
Chicony Electronics Co. Ltd.	401	1,158
Delta Electronics, Inc.	596	6,144
MediaTek, Inc.	343	11,215
Mega Financial Holding Co. Ltd.	4,915	5,821
Novatek Microelectronics Corp.*	288	5,298
President Chain Store Corp.	868	8,719
Quanta Computer, Inc.	3,886	10,765
Realtek Semiconductor Corp.*	551	11,634
Taiwan Semiconductor Manufacturing Co. Ltd.	3,281	68,571
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110	12,835
Vanguard International Semiconductor Corp.*	2,613	10,826
Wiwynn Corp.	166	5,581

		168,752

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	589	7,465

United Kingdom — 2.2%
3i Group plc	277	4,932
Abrdn plc	886	3,496
Admiral Group plc	110	5,196
Ashtead Group plc	87	6,528
Aviva plc	889	4,775
B&M European Value Retail SA	232	1,780
Barclays plc	2,390	5,782
Barratt Developments plc	1,176	11,494
Berkeley Group Holdings plc	73	4,924
BP plc	3,551	14,254
BT Group plc*	2,666	6,422
Burberry Group plc	92	2,636
Centrica plc*	3,280	2,070
Close Brothers Group plc	81	1,738
Diageo plc	235	11,658
Direct Line Insurance Group plc	2,153	8,899
Drax Group plc	153	856
GlaxoSmithKline plc	898	17,728
Hargreaves Lansdown plc	102	2,325
Hays plc*	1,649	3,392
HSBC Holdings plc	1,744	9,629
IG Group Holdings plc	140	1,733
Imperial Brands plc	350	7,495
J Sainsbury plc	855	3,366
Kingfisher plc	591	3,038
Legal & General Group plc	1,345	4,872
Lloyds Banking Group plc	10,768	6,808
M&G plc	1,399	4,382
Man Group plc	1,684	4,635
National Grid plc	217	2,771
Natwest Group plc	1,386	3,889
NewRiver REIT plc, REIT	2,869	3,338
Pennon Group plc	261	4,625
Persimmon plc	408	16,440
RELX plc	373	10,974
Safestore Holdings plc, REIT	642	9,427
Sage Group plc (The)	851	8,293
Schroders plc	73	3,708
Severn Trent plc	80	3,094
SSE plc	754	15,125
St. James’s Place plc	278	6,133
Taylor Wimpey plc	2,830	6,471
Tesco plc	1,094	3,543
Tritax EuroBox plc(b)	2,145	3,559
Unilever plc	112	6,464
UNITE Group plc (The), REIT	543	8,730
United Utilities Group plc	201	2,994
Vodafone Group plc	4,126	6,634
Workspace Group plc, REIT	608	7,296

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
WPP plc	558	7,216

		307,567

United States — 18.6%
3M Co.	39	7,737
AbbVie, Inc.	470	54,667
Accenture plc, Class A	14	4,357
AGNC Investment Corp., REIT	427	6,774
Air Products and Chemicals, Inc.	23	6,617
Alliant Energy Corp.	133	7,812
American Electric Power Co., Inc.	84	7,424
American Express Co.	39	6,684
American Tower Corp., REIT	54	15,301
Americold Realty Trust, REIT	528	20,499
Amgen, Inc.	29	7,071
Analog Devices, Inc.	266	44,493
Annaly Capital Management, Inc., REIT	808	6,856
Apple, Inc.	16	2,371
Arthur J Gallagher & Co.	30	4,224
AT&T, Inc.	332	9,315
AvalonBay Communities, Inc., REIT	105	23,840
Avangrid, Inc.	145	7,573
Avast plc(b)	477	3,843
Avista Corp.	58	2,505
Bank of America Corp.	297	11,409
Battalion Oil Corp.*	18	238
Boston Properties, Inc., REIT	63	7,371
Brandywine Realty Trust, REIT	1,232	17,204
Bristol-Myers Squibb Co.	835	56,698
Brixmor Property Group, Inc., REIT	677	15,577
Bunge Ltd.	104	8,066
California Resources Corp.*(a)	529	14,884
Camden Property Trust, REIT	140	20,955
Campbell Soup Co.	95	4,170
Cardinal Health, Inc.	123	7,293
CF Industries Holdings, Inc.	168	7,928
Chesapeake Energy Corp.	16	876
Chevron Corp.	200	20,322
Chubb Ltd.	48	8,076
Cigna Corp.	61	13,930
Cisco Systems, Inc.	138	7,663
Citigroup, Inc.	77	5,212
Claire’s Stores, Inc.*‡	4	890
Clear Channel Outdoor Holdings, Inc.*	287	764
Clearway Energy, Inc., Class C	71	2,036
CME Group, Inc.	175	37,192
CMS Energy Corp.	96	5,936
Coca-Cola Co. (The)	1,153	65,765
Cogent Communications Holdings, Inc.	33	2,580
Comcast Corp., Class A	766	45,077
Comerica, Inc.	119	8,184
ConocoPhillips	151	8,455
Consolidated Edison, Inc.	98	7,199
CoreSite Realty Corp., REIT	69	9,603
CVS Health Corp.	56	4,648
Deere & Co.	15	5,449
DHT Holdings, Inc.	343	1,988
Dominion Energy, Inc.	131	9,800
Douglas Emmett, Inc., REIT	477	15,918
Dover Corp.	54	9,027
Dow, Inc.	129	8,041
DTE Energy Co.	55	6,397
Duke Energy Corp.	104	10,948
Eastman Chemical Co.	200	22,546
Eaton Corp. plc	247	39,066
Edison International	118	6,437
Eli Lilly & Co.	46	11,187
Emerson Electric Co.	80	8,060
Entergy Corp.	71	7,319
EOG Resources, Inc.	70	5,102
EP Energy Corp.*	141	14,044
Equinix, Inc., REIT	36	29,600
Equity LifeStyle Properties, Inc., REIT	259	21,676
Essex Property Trust, Inc., REIT	61	19,877
Evergy, Inc.	163	10,639
Exelon Corp.	162	7,593
Exxon Mobil Corp.	136	7,813
Fastenal Co.	128	7,028
Federal Realty Investment Trust, REIT	211	24,805
Ferguson plc	47	6,524
Fidelity National Information Services, Inc.	42	6,220
FirstEnergy Corp.	73	2,804
Frontier Communications Parent, Inc.*(a)	374	11,194
General Dynamics Corp.	72	14,172
General Mills, Inc.	121	7,125
Genuine Parts Co.	63	7,943
Gilead Sciences, Inc.	110	7,504
Goodman Networks, Inc.*‡	53	—	(d)
Gulfport Energy Operating Corp.*	121	8,246
Hasbro, Inc.	71	7,058
Hawaiian Electric Industries, Inc.	64	2,769
Healthcare Trust of America, Inc., Class A, REIT	438	12,518
Healthpeak Properties, Inc., REIT	945	34,940
Hewlett Packard Enterprise Co.	521	7,560
Home Depot, Inc. (The)	28	9,317
Host Hotels & Resorts, Inc., REIT*	622	9,903
HP, Inc.	270	7,786
IDACORP, Inc.	28	2,918
iHeartMedia, Inc., Class A*	122	3,156
International Business Machines Corp.	81	11,481
International Flavors & Fragrances, Inc.	9	1,390
International Paper Co.	141	8,136
Invitation Homes, Inc., REIT	740	30,107
Iron Mountain, Inc., REIT	199	8,713
JM Smucker Co. (The)	37	4,909
Johnson & Johnson	345	59,368
Juniper Networks, Inc.	265	7,452
Kellogg Co.	114	7,210
Kimberly-Clark Corp.	56	7,538
Kimco Realty Corp., REIT	235	5,005
Kinder Morgan, Inc.	557	9,685
Kraft Heinz Co. (The)	191	7,348
Lowe’s Cos., Inc.	33	6,301
Lumen Technologies, Inc.	747	9,309
LyondellBasell Industries NV, Class A	78	7,737
Macquarie Infrastructure Corp.	72	2,861
McDonald’s Corp.	27	6,583
Medtronic plc	199	26,196

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Merck & Co., Inc.	575	44,198
Microsoft Corp.	26	7,374
Mondelez International, Inc., Class A	120	7,612
Moran Foods Backstop Equity*‡	148	812
Motorola Solutions, Inc.	28	6,169
MYT Holding Co.*‡	1,342	7,583
National Fuel Gas Co.	52	2,692
National HealthCare Corp.	10	805
National Retail Properties, Inc., REIT	302	14,782
Neiman Marcus Group Restricted Equity*	4	625
NetApp, Inc.	104	8,254
Newell Brands, Inc.	320	7,909
NextEra Energy, Inc.	354	27,582
NiSource, Inc.	300	7,430
NMG, Inc.*(a)	41	5,891
Nordic American Tankers Ltd.	686	1,789
Norfolk Southern Corp.	45	11,649
Northern Trust Corp.	35	3,956
Northrop Grumman Corp.	13	4,784
NorthWestern Corp.	43	2,674
NortonLifeLock, Inc.	137	3,404
NRG Energy, Inc.	55	2,250
Oasis Petroleum, Inc.(a)	137	12,573
OGE Energy Corp.	82	2,751
Omnicom Group, Inc.	224	16,322
ONEOK, Inc.	193	10,041
PACCAR, Inc.	70	5,802
Packaging Corp. of America	55	7,718
Park Hotels & Resorts, Inc., REIT*	697	12,899
Parker-Hannifin Corp.	19	6,056
PepsiCo, Inc.	174	27,247
Pfizer, Inc.	54	2,302
Philip Morris International, Inc.	277	27,732
Phillips 66	86	6,301
Pinnacle West Capital Corp.	122	10,198
PNC Financial Services Group, Inc. (The)	51	9,240
PPG Industries, Inc.	42	6,849
PPL Corp.	342	9,693
Procter & Gamble Co. (The)	332	47,188
Progressive Corp. (The)	241	22,953
Prologis, Inc., REIT	626	80,131
Public Service Enterprise Group, Inc.	168	10,447
Public Storage, REIT	133	41,601
Quest Diagnostics, Inc.	34	4,847
Raytheon Technologies Corp.	181	15,720
Realty Income Corp., REIT	108	7,596
Republic Services, Inc.	32	3,738
Rexford Industrial Realty, Inc., REIT	155	9,549
Schneider Electric SE	188	31,455
Seagate Technology Holdings plc	322	28,264
Sempra Energy	54	7,004
Simon Property Group, Inc., REIT	66	8,310
Southern Co. (The)	162	10,321
Spire, Inc.	37	2,623
State Street Corp.	205	17,853
Steel Dynamics, Inc.	135	8,709
Stellantis NV	141	2,702
Stellantis NV	170	3,264
Sun Communities, Inc., REIT	135	26,420
Sysco Corp.	71	5,236
T. Rowe Price Group, Inc.	43	8,708
Texas Instruments, Inc.	185	35,274
TJX Cos., Inc. (The)	71	4,917
Trane Technologies plc	98	19,888
Truist Financial Corp.	435	23,669
UGI Corp.	59	2,731
United Parcel Service, Inc., Class B	22	4,195
UnitedHealth Group, Inc.	28	11,428
US Bancorp	149	8,253
Valero Energy Corp.	94	6,317
Ventas, Inc., REIT	617	36,877
VEREIT, Inc., REIT	424	20,749
Verizon Communications, Inc.	624	34,821
VICI Properties, Inc., REIT(a)	1,382	43,118
Vistra Common Equity*	5	91
Vistra Corp.	145	2,785
Vornado Realty Trust, REIT	326	14,193
Walgreens Boots Alliance, Inc.	150	7,073
Walmart, Inc.	39	5,545
WEC Energy Group, Inc.	79	7,449
Weingarten Realty Investors, REIT	558	17,952
Wells Fargo & Co.	356	16,345
Welltower, Inc., REIT	63	5,450
Western Union Co. (The)	290	6,740
Whiting Petroleum Corp.*(a)	104	4,878
Williams Cos., Inc. (The)	399	9,995
WP Carey, Inc., REIT	95	7,666
Xcel Energy, Inc.	318	21,677
Yum! Brands, Inc.	216	28,446

		2,550,619

TOTAL COMMON STOCKS (Cost $4,423,166)		5,590,846

	Principal Amount ($000)
CORPORATE BONDS — 35.3%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 0.64%, 11/21/2022(e)(f)	250	252
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(e)(f)(g)(h)	10,853	12,752
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(a)(f)	3,047	3,291
4.50%, 9/15/2027(f)	71	77
4.38%, 4/1/2031(f)	2,442	2,656
Macquarie Bank Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.60%, 11/24/2021(e)(f)	130	130
0.44%, 12/16/2022(f)	196	197
(USD Swap Semi 5 Year + 3.70%), 6.13%, 3/8/2027(e)(f)(g)(h)	1,820	1,993
Mineral Resources Ltd. 8.13%, 5/1/2027(f)	450	492
Newcrest Finance Pty. Ltd.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.20%, 5/13/2050(f)		135	159

			21,999

Austria — 0.0%(c)
ams AG 7.00%, 7/31/2025(a)(f)		1,280	1,372

Azerbaijan — 0.0%(c)
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)		950	1,123
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)		686	722
6.95%, 3/18/2030(b)		2,180	2,698

			4,543

Bahrain — 0.0%(c)
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)		1,150	1,272

Belarus — 0.0%(c)
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(f)		750	703

Belgium — 0.0%(c)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030(a)		420	473
4.38%, 4/15/2038		1,015	1,225
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(e)(g)(h)	EUR	1,200	1,522

			3,220

Brazil — 0.1%
Guara Norte SARL 5.20%, 6/15/2034(a)(f)		340	350
Klabin Austria GmbH
7.00%, 4/3/2049(b)		1,150	1,457
MV24 Capital BV 6.75%, 6/1/2034(f)		635	690
Petrobras Global Finance BV
5.50%, 6/10/2051		319	314
6.85%, 6/5/2115		300	333
Suzano Austria GmbH
6.00%, 1/15/2029		900	1,069
7.00%, 3/16/2047(b)		220	294
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)		440	601

			5,108

Canada — 1.3%
1011778 BC ULC
3.88%, 1/15/2028(f)		2,030	2,047
3.50%, 2/15/2029(f)		1,546	1,538
4.00%, 10/15/2030(f)		4,185	4,174
Alimentation Couche-Tard, Inc. 3.44%, 5/13/2041(f)		180	191
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028(f)		1,373	1,397
Bank of Montreal
(SOFR + 0.27%), 0.32%, 4/14/2023(e)		130	130
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022(e)(g)(h)		1,551	1,572
1.63%, 5/1/2023(a)		248	254
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025(e)(g)(h)		2,323	2,546
Baytex Energy Corp. 8.75%, 4/1/2027(f)		6,070	6,070
Bombardier, Inc.
6.00%, 10/15/2022(f)		970	971
7.50%, 12/1/2024(f)		50	52
7.50%, 3/15/2025(a)(f)		700	713
Canadian Imperial Bank of Commerce 0.45%, 6/22/2023		89	89
Canadian National Railway Co. 2.45%, 5/1/2050		230	214
Emera US Finance LP
2.64%, 6/15/2031(f)		180	185
4.75%, 6/15/2046(a)		180	218
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(e)		29,134	34,123
Enbridge, Inc.
4.50%, 6/10/2044		170	207
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(e)		2,730	3,030
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(e)		5,351	5,957
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080(e)		13,544	15,305
GFL Environmental, Inc.
4.25%, 6/1/2025(f)		2,670	2,774
3.75%, 8/1/2025(f)		3,858	3,959
4.00%, 8/1/2028(a)(f)		1,947	1,924
4.75%, 6/15/2029(f)		2,895	2,992
MEG Energy Corp.
6.50%, 1/15/2025(f)		3,543	3,654
7.13%, 2/1/2027(f)		6,009	6,305
5.88%, 2/1/2029(f)		1,159	1,197
National Bank of Canada 2.15%, 10/7/2022(f)		250	255
NOVA Chemicals Corp.
4.88%, 6/1/2024(f)		6,055	6,402
5.00%, 5/1/2025(f)		3,790	4,052
5.25%, 6/1/2027(f)		4,811	5,184
4.25%, 5/15/2029(f)		3,479	3,519
Open Text Corp. 5.88%, 6/1/2026(f)		1,781	1,839
Precision Drilling Corp.
7.13%, 1/15/2026(f)		3,749	3,861
6.88%, 1/15/2029(f)		1,477	1,518
Quebecor Media, Inc.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.75%, 1/15/2023	6,263	6,715
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(f)	292	299
Rogers Communications, Inc. 3.70%, 11/15/2049	670	723
Suncor Energy, Inc. 3.75%, 3/4/2051	365	404
Superior Plus LP 4.50%, 3/15/2029(f)	3,770	3,871
Tervita Corp. 11.00%, 12/1/2025(f)	775	887
TransAlta Corp.
4.50%, 11/15/2022	412	424
6.50%, 3/15/2040	73	84
TransCanada PipeLines Ltd. 4.75%, 5/15/2038	565	698
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(e)	5,204	5,829
(SOFR + 4.42%), 5.50%, 9/15/2079(e)	9,787	10,868
Videotron Ltd.
5.38%, 6/15/2024(f)	5,053	5,570
5.13%, 4/15/2027(f)	4,520	4,712
3.63%, 6/15/2029(f)	3,423	3,509

		175,011

Cayman Islands — 0.0%(c)
Global Aircraft Leasing Co. Ltd.
7.25% (PIK), 9/15/2024(f)(i)	943	922

Chile — 0.0%(c)
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044(b)	400	494
3.70%, 1/30/2050(f)	1,400	1,476
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)	1,000	1,049

		3,019

China — 0.5%
Agile Group Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%, 3/7/2023(b)(e)(g)(h)	2,500	2,339
Central Plaza Development Ltd. 4.65%, 1/19/2026(b)	2,900	2,810
Champion Sincerity Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 10.58%), 8.12%, 2/8/2022(b)(e)(g)(h)	1,000	1,015
China Aoyuan Group Ltd. 5.38%, 9/13/2022(b)	1,500	1,413
China SCE Group Holdings Ltd. 5.88%, 3/10/2022(b)	1,700	1,692
Chong Hing Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024(b)(e)(g)(h)	1,250	1,305
CIFI Holdings Group Co. Ltd. 5.50%, 1/23/2023(b)	2,700	2,738
Country Garden Holdings Co. Ltd.
5.13%, 1/14/2027(b)	2,500	2,588
3.30%, 1/12/2031(b)	1,000	915
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026(b)	1,000	1,016
Fortune Star BVI Ltd.
6.75%, 7/2/2023(b)	1,700	1,765
5.00%, 5/18/2026(b)	1,300	1,288
Gemdale Ever Prosperity Investment Ltd. 4.95%, 7/26/2022(b)	1,500	1,515
Gemstones International Ltd. 12.00%, 3/10/2023(b)	1,500	1,516
Golden Eagle Retail Group Ltd. 4.63%, 5/21/2023(b)	2,500	2,562
Greenland Global Investment Ltd. 6.75%, 6/25/2022(b)	1,200	1,088
Hong Kong Red Star Macalline Universal Home Furnishings Ltd. 3.38%, 9/21/2022(b)	1,800	1,624
Hopson Development Holdings Ltd. 7.00%, 5/18/2024(b)	2,000	1,986
Kunming Traffic Investment Co. Ltd. 6.20%, 6/27/2022(b)	1,200	1,160
KWG Group Holdings Ltd. 7.88%, 9/1/2023(b)	2,200	2,200
New Metro Global Ltd.
6.50%, 5/20/2022(b)	2,200	2,239
4.80%, 12/15/2024(b)	800	771
4.50%, 5/2/2026(b)	700	650
NXP BV 3.25%, 5/11/2041(f)	180	188
Powerlong Real Estate Holdings Ltd.
7.13%, 11/8/2022(b)	1,700	1,717
5.95%, 4/30/2025(b)	700	681
Redsun Properties Group Ltd. 10.50%, 10/3/2022(b)	900	894
RKPF Overseas Ltd.
6.70%, 9/30/2024(b)	1,700	1,774
5.20%, 1/12/2026(b)	1,200	1,179
Ronshine China Holdings Ltd. 8.75%, 10/25/2022(b)	1,200	1,167
Shandong Iron And Steel Xinheng International Co. Ltd. 6.50%, 11/5/2023(b)	600	624
Shimao Group Holdings Ltd.
5.20%, 1/30/2025(b)	2,700	2,724
3.45%, 1/11/2031(b)	900	821
Shui On Development Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.63%), 6.40%, 6/20/2022(b)(e)(g)(h)	1,700	1,708

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
5.50%, 3/3/2025(b)		1,200	1,200
Sunac China Holdings Ltd.
7.25%, 6/14/2022(b)		1,700	1,705
8.35%, 4/19/2023(b)		700	697
Times China Holdings Ltd. 5.75%, 4/26/2022(b)		2,200	2,199
Yango Justice International Ltd.
10.00%, 2/12/2023(b)		700	695
8.25%, 11/25/2023(b)		700	652
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024(b)		2,500	2,583
Yuzhou Group Holdings Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.53%), 5.38%, 9/29/2022(b)(e)(g)(h)		1,700	1,260

			62,663

Colombia — 0.0%(c)
Ecopetrol SA
5.88%, 9/18/2023		950	1,021
5.38%, 6/26/2026		631	688
5.38%, 6/26/2026(a)		529	577
7.38%, 9/18/2043		412	503
5.88%, 5/28/2045		730	773

			3,562

Costa Rica — 0.0%(c)
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b)		790	794

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027(a)		1,203	1,326
6.63%, 5/15/2039		673	922
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(e)(f)(g)(h)		7,250	8,342

			10,590

France — 0.8%
Altice France SA
7.38%, 5/1/2026(f)		6,410	6,666
8.13%, 2/1/2027(f)		4,609	4,991
5.13%, 7/15/2029(f)		7,415	7,470
BNP Paribas SA 2.95%, 5/23/2022(f)		226	231
BPCE SA 3.00%, 5/22/2022(a)(f)		250	255
Credit Agricole SA
3.38%, 1/10/2022(f)		250	253
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(e)(f)(g)(h)		19,545	23,787
(BPSWS5 + 4.81%), 7.50%, 6/23/2026(e)(f)(g)(h)	GBP	3,130	5,163
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027(b)(e)(g)(h)	EUR	1,000	1,303
2.81%, 1/11/2041(f)		270	261
Engie SA
2.88%, 10/10/2022(f)		184	189
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(e)(f)(g)(h)		14,603	14,673
(USD Swap Semi 5 Year + 4.98%), 7.88%, 12/18/2023(e)(f)(g)(h)		1,680	1,869
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(e)(f)(g)(h)		19,644	23,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(e)(f)(g)(h)		2,730	2,819
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(e)(f)(g)(h)		10,487	11,326

			104,461

Germany — 0.0%(c)
Bayer US Finance II LLC 4.63%, 6/25/2038(f)		480	582
BMW US Capital LLC 3.80%, 4/6/2023(f)		212	224
Daimler Finance North America LLC 2.55%, 8/15/2022(f)		184	188
Deutsche Telekom AG 3.63%, 1/21/2050(a)(f)		190	206
EMD Finance LLC 2.95%, 3/19/2022(f)		92	93
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(f)		2,295	2,423
Volkswagen Group of America Finance LLC 0.75%, 11/23/2022(f)		200	201

			3,917

Greece — 0.0%(c)
Danaos Corp. 8.50%, 3/1/2028(f)		180	194

Guatemala — 0.0%(c)
Energuate Trust 5.88%, 5/3/2027(b)		1,147	1,193

Hong Kong — 0.1%
Bank of East Asia Ltd. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025(b)(e)(g)(h)		1,750	1,881
CAS Capital No. 1 Ltd.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026(b)(e)(g)(h)		2,500	2,513
FWD Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 0.00%, 6/15/2022(b)(e)(g)(h)		2,200	2,090
FWD Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%, 2/1/2023(b)(e)(g)(h)		2,700	2,713
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(b)		2,700	2,797
NWD MTN Ltd. 4.13%, 7/18/2029(b)		1,400	1,468

			13,462

India — 0.2%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028(b)		2,500	2,641
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(b)		2,500	2,625
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027(b)		1,700	1,706
Greenko Dutch BV 3.85%, 3/29/2026(b)		1,300	1,308
HPCL-Mittal Energy Ltd. 5.25%, 4/28/2027(b)		1,200	1,227
India Green Energy Holdings 5.38%, 4/29/2024(b)		2,250	2,348
India Green Power Holdings 4.00%, 2/22/2027(b)		2,250	2,237
JSW Steel Ltd. 5.38%, 4/4/2025(b)		2,700	2,818
Reliance Industries Ltd. 5.40%, 2/14/2022(b)		830	851
ReNew Power Synthetic 6.67%, 3/12/2024(b)		2,700	2,798
Vedanta Resources Ltd. 6.38%, 7/30/2022(b)		1,700	1,673

			22,232

Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024(b)		2,750	2,789
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025(b)		2,700	2,757
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024(b)		1,200	1,195
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025(b)		1,750	1,829
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(f)		990	1,090
6.53%, 11/15/2028(f)		2,380	2,906
6.76%, 11/15/2048(f)		250	324
6.76%, 11/15/2048(b)		200	259
Medco Bell Pte. Ltd. 6.38%, 1/30/2027(b)		800	806
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(b)		2,200	2,271
Minejesa Capital BV
4.63%, 8/10/2030(f)		824	871
5.63%, 8/10/2037(b)		1,200	1,304
Pertamina Persero PT
4.30%, 5/20/2023(b)		260	275
3.10%, 1/21/2030(f)		450	462
6.00%, 5/3/2042(b)		880	1,085
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)		680	736
6.25%, 1/25/2049(b)		810	1,025
4.88%, 7/17/2049(b)		500	540
4.00%, 6/30/2050(b)		1,470	1,446

			23,970

Ireland — 0.1%
AerCap Global Aviation Trust
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(e)(f)		7,463	8,004
AerCap Holdings NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(e)		7,459	7,832

			15,836

Israel — 0.0%(c)
Energean Israel Finance Ltd.
4.88%, 3/30/2026(b)		210	215
5.38%, 3/30/2028(b)		220	224

			439

Italy — 0.2%
Enel SpA
(USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(e)(f)		2,430	2,804
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(b)(e)(g)(h)	EUR	2,660	3,901
Telecom Italia Capital SA
6.38%, 11/15/2033		3,907	4,620
6.00%, 9/30/2034		4,901	5,624
7.72%, 6/4/2038		1,500	2,013
Telecom Italia SpA 5.30%, 5/30/2024(f)		5,435	5,893
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027(b)(e)(g)(h)	EUR	3,470	3,952

			28,807

Japan — 0.1%
Daiwa Securities Group, Inc. 3.13%, 4/19/2022(a)(f)		109	111

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/7/2022		184	187
(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 7/26/2023(e)		32	32
3.41%, 3/7/2024		90	97
Mizuho Financial Group, Inc. 2.60%, 9/11/2022(a)		350	359
Nippon Life Insurance Co.
(USD Swap Semi 5 Year + 3.65%), 5.10%, 10/16/2044(e)(f)		2,887	3,192
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051(e)(f)		3,620	3,584
NTT Finance Corp. 0.37%, 3/3/2023(f)		200	200
Sumitomo Life Insurance Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 3.38%, 4/15/2081(e)(f)		2,620	2,718
Sumitomo Mitsui Financial Group, Inc. 2.78%, 7/12/2022		302	309
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040(a)		660	689
Universal Entertainment Corp. 8.50%, 12/11/2024(f)		824	865

			12,343

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		1,545	2,136
KazMunayGas National Co. JSC
4.75%, 4/24/2025(f)		550	614
4.75%, 4/19/2027(b)		500	568
5.75%, 4/19/2047(b)		1,380	1,712
6.38%, 10/24/2048(b)		1,040	1,365
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)		800	869

			7,264

Luxembourg — 0.4%
Altice Financing SA 7.50%, 5/15/2026(f)		10,355	10,772
Altice France Holding SA
10.50%, 5/15/2027(f)		8,469	9,316
6.00%, 2/15/2028(a)(f)		1,845	1,819
ArcelorMittal SA
4.25%, 7/16/2029		1,503	1,698
7.25%, 10/15/2039(j)		399	583
INEOS Group Holdings SA 5.63%, 8/1/2024(a)(f)		9,470	9,469
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(k)		10,554	5,778
8.00%, 2/15/2024(f)(j)(k)		8,800	9,086
8.50%, 10/15/2024(f)(k)		16,148	8,962
9.75%, 7/15/2025(f)(k)		1,585	888

			58,371

Macau — 0.1%
Champion Path Holdings Ltd.
4.50%, 1/27/2026(b)		700	714
4.85%, 1/27/2028(b)		1,200	1,228
Studio City Finance Ltd.
6.00%, 7/15/2025(b)		2,200	2,289
5.00%, 1/15/2029(b)		800	793

			5,024

Malaysia — 0.0%(c)
Gohl Capital Ltd. 4.25%, 1/24/2027(b)		1,700	1,800

Mexico — 0.1%
Alfa SAB de CV
6.88%, 3/25/2044(f)		712	949
BBVA Bancomer SA
6.75%, 9/30/2022(b)		900	953
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026(e)(f)(g)(h)		3,074	3,204
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	2,905
6.88%, 8/4/2026		505	553
6.49%, 1/23/2027		247	261
5.35%, 2/12/2028		1,900	1,880
6.50%, 1/23/2029		420	434
5.63%, 1/23/2046		1,999	1,638
6.75%, 9/21/2047		850	754
6.35%, 2/12/2048		500	427
7.69%, 1/23/2050		2,102	2,035
6.95%, 1/28/2060		2,100	1,869

			17,862

Morocco — 0.0%(c)
OCP SA
6.88%, 4/25/2044(b)		1,030	1,264

Netherlands — 0.2%
ABN AMRO Bank NV
(ICE LIBOR USD 3 Month + 0.57%), 0.71%, 8/27/2021(e)(f)		700	700
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025(b)(e)(g)(h)	EUR	6,700	8,584
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027(b)(e)(g)(h)	EUR	7,200	9,517
ING Groep NV
3.15%, 3/29/2022		244	249
(USD ICE Swap Rate 5 Year + 5.12%), 6.87%, 4/16/2022(b)(e)(g)(h)		6,568	6,798
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(e)(g)(h)		600	670

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Shell International Finance BV 4.00%, 5/10/2046		370	443
Trivium Packaging Finance BV
5.50%, 8/15/2026(f)(j)		2,741	2,864
8.50%, 8/15/2027(f)(j)		2,181	2,345

			32,170

Norway — 0.0%(c)
DNB Bank ASA
(USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(e)(g)(h)		2,973	3,071

Panama — 0.0%(c)
AES Panama Generation Holdings SRL 4.38%, 5/31/2030(f)		960	994
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(f)		580	656

			1,650

Paraguay — 0.0%(c)
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 6/5/2034(f)		408	307

Peru — 0.0%(c)
Nexa Resources SA 5.38%, 5/4/2027(b)		580	607
Petroleos del Peru SA
4.75%, 6/19/2032(f)		900	925
5.63%, 6/19/2047(b)		600	617
Southern Copper Corp. 5.88%, 4/23/2045		185	252

			2,401

Philippines — 0.1%
Jollibee Worldwide Pte. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.78%), 3.90%, 1/23/2025(b)(e)(g)(h)		900	895
Petron Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.77%), 4.60%, 7/19/2023(b)(e)(g)(h)		2,700	2,700
Rizal Commercial Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025(b)(e)(g)(h)		2,700	2,847
Royal Capital BV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%, 5/5/2024(b)(e)(g)(h)		1,200	1,253
SMC Global Power Holdings Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.61%), 6.50%, 4/25/2024(b)(e)(g)(h)		1,200	1,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.20%), 7.00%, 10/21/2025(b)(e)(g)(h)		1,700	1,783

			10,700

Qatar — 0.0%(c)
ABQ Finance Ltd. 3.50%, 2/22/2022(b)		720	730

Saudi Arabia — 0.0%(c)
Saudi Arabian Oil Co.
1.63%, 11/24/2025(a)(f)		200	202
2.25%, 11/24/2030(f)		397	392
3.25%, 11/24/2050(f)		350	342
3.50%, 11/24/2070(f)		1,104	1,076

			2,012

South Africa — 0.0%(c)
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(b)		430	447
7.13%, 2/11/2025(b)		650	681

			1,128

South Korea — 0.0%(c)
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(e)(g)(h)		1,150	1,165

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(e)(g)(h)	EUR	2,000	2,595
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026(b)(e)(g)(h)	EUR	4,000	5,420
Banco Santander SA
(ICE LIBOR USD 3 Month + 1.12%), 1.24%, 4/12/2023(e)		200	203
Telefonica Emisiones SA 4.90%, 3/6/2048		980	1,195

			9,413

Sweden — 0.0%(c)
Skandinaviska Enskilda Banken AB 3.05%, 3/25/2022(f)		366	372
Svenska Handelsbanken AB

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031(b)(e)(g)(h)		3,200	3,408

			3,780

Switzerland — 0.7%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046(b)(e)		2,700	3,134
Credit Suisse AG
(SOFR + 0.45%), 0.50%, 2/4/2022(e)		250	250
1.00%, 5/5/2023		250	253
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(b)(e)(g)(h)		6,820	7,108
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(e)(f)(g)(h)		11,691	12,904
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(e)(f)(g)(h)		19,875	21,688
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(e)(f)(g)(h)		11,234	12,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(e)(f)(g)(h)		6,696	7,022
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030(e)(f)(g)(h)		379	377
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(e)(f)(g)(h)		13,114	14,409
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(e)(g)(h)		8,000	9,210
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(e)(g)(h)		5,805	6,649
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026(b)(e)(g)(h)		1,577	1,725

			97,210

Thailand — 0.1%
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025(b)(e)(g)(h)		2,200	2,313
Krung Thai Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026(b)(e)(g)(h)		2,700	2,737
Thaioil Treasury Center Co. Ltd. 4.88%, 1/23/2043(b)		500	552

			5,602

Trinidad and Tobago — 0.0%(c)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(f)		1,565	1,742

Tunisia — 0.0%(c)
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(b)		900	763

Turkey — 0.0%(c)
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(b)		660	707

United Arab Emirates — 0.0%(c)
DAE Funding LLC 4.50%, 8/1/2022(f)		1,205	1,204
MDGH — GMTN BV 3.70%, 11/7/2049(b)		600	660
Telford Offshore Ltd. 12.00% (PIK), 12/31/2164(g)(h)(i)		1,384	62

			1,926

United Kingdom — 0.9%
Ashtead Capital, Inc.
4.13%, 8/15/2025(a)(f)		2,645	2,701
4.38%, 8/15/2027(a)(f)		500	524
AstraZeneca plc
0.30%, 5/26/2023		182	182
2.13%, 8/6/2050(a)		1,895	1,722
BAT Capital Corp. 4.76%, 9/6/2049(a)		1,605	1,774
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(e)(g)(h)		4,196	4,479
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%, 3/22/2027(b)(e)(g)(h)	GBP	2,300	3,421
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029(b)(e)(g)(h)	EUR	7,400	9,643

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(e)(g)(h)		17,849	19,706
CK Hutchison International 16 Ltd. 1.88%, 10/3/2021(f)		330	331
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(e)(g)(h)	EUR	3,970	5,145
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(g)(h)		6,827	7,558
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(e)(g)(h)		3,310	3,658
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(e)(g)(h)		9,570	10,910
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029(b)(e)(g)(h)	EUR	1,918	2,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(e)(g)(h)		3,820	3,923
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026(f)		1,685	1,691
Jaguar Land Rover Automotive plc
5.63%, 2/1/2023(f)		500	502
5.88%, 1/15/2028(f)		1,616	1,674
Lloyds Banking Group plc (ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(e)		250	254
Nationwide Building Society 0.55%, 1/22/2024(f)		200	200
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.88%, 12/20/2024(b)(e)(g)(h)	GBP	200	306
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(b)(e)(g)(h)	GBP	4,470	6,974
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(g)(h)		1,566	1,568
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(e)		250	256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(e)(g)(h)		2,641	2,935
Reckitt Benckiser Treasury Services plc (ICE LIBOR USD 3 Month + 0.56%), 0.69%, 6/24/2022(e)(f)		252	253
Rolls-Royce plc 5.75%, 10/15/2027(f)		2,232	2,436
Sky Ltd. 3.13%, 11/26/2022(f)		77	80
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(e)(f)(g)(h)		1,206	1,250
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023(e)(f)		250	251
TechnipFMC plc 6.50%, 2/1/2026(f)		491	526
Virgin Media Secured Finance plc 5.50%, 5/15/2029(f)		6,525	6,970
Vodafone Group plc
2.50%, 9/26/2022		123	126
4.38%, 2/19/2043		965	1,138
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)		7,333	9,110
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081(e)		595	605
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081(e)		7,100	7,162

			124,509

United States — 28.6%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.61%, 8/10/2022(e)(f)		146	146
0.63%, 2/10/2023(f)		86	86
AbbVie, Inc.
2.15%, 11/19/2021		160	161
3.20%, 11/21/2029		1,015	1,114
4.05%, 11/21/2039		400	472
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025(f)		450	497
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(f)		1,518	1,590
ACCO Brands Corp. 4.25%, 3/15/2029(a)(f)		5,180	5,174
ACI Worldwide, Inc. 5.75%, 8/15/2026(f)		3,105	3,249
Activision Blizzard, Inc. 2.50%, 9/15/2050(a)		170	155
AdaptHealth LLC
6.13%, 8/1/2028(f)		450	472
4.63%, 8/1/2029(f)		1,128	1,124
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)(f)		1,876	1,918
Adient US LLC 9.00%, 4/15/2025(f)		1,155	1,263

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ADT Security Corp. (The)
4.13%, 6/15/2023	1,398	1,476
4.13%, 8/1/2029(f)	4,601	4,629
4.88%, 7/15/2032(f)	6,428	6,669
Adtalem Global Education, Inc. 5.50%, 3/1/2028(f)	2,181	2,238
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(f)	159	166
AECOM 5.13%, 3/15/2027	1,977	2,199
Aetna, Inc. 3.88%, 8/15/2047	620	706
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022(e)	120	120
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)(f)	2,005	2,053
5.75%, 3/15/2025	698	712
3.25%, 3/15/2026(f)	3,540	3,626
7.50%, 3/15/2026(f)	2,170	2,365
4.63%, 1/15/2027(f)	7,060	7,470
5.88%, 2/15/2028(f)	3,316	3,548
3.50%, 3/15/2029(f)	6,608	6,674
4.88%, 2/15/2030(a)(f)	2,850	3,085
Alcoa Nederland Holding BV
7.00%, 9/30/2026(f)	1,650	1,722
5.50%, 12/15/2027(f)	6,325	6,831
Allegheny Technologies, Inc. 5.88%, 12/1/2027(a)	1,861	1,945
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(f)	200	202
Allied Universal Holdco LLC
6.63%, 7/15/2026(f)	1,996	2,113
9.75%, 7/15/2027(f)	907	994
4.63%, 6/1/2028(f)	3,840	3,849
Allison Transmission, Inc.
4.75%, 10/1/2027(f)	2,545	2,653
5.88%, 6/1/2029(f)	6,426	7,019
3.75%, 1/30/2031(a)(f)	5,472	5,451
Ally Financial, Inc.
5.13%, 9/30/2024	1,908	2,145
5.75%, 11/20/2025	5,333	6,098
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028(e)(g)(h)	6,324	6,583
8.00%, 11/1/2031	2,055	2,989
Altria Group, Inc. 4.45%, 5/6/2050	730	795
AMC Entertainment Holdings, Inc.
10.50%, 4/15/2025(f)	2,020	2,148
10.50%, 4/24/2026(a)(f)	2,786	2,957
12.00% (PIK), 6/15/2026(f)(i)	6,911	6,059
AMC Networks, Inc.
5.00%, 4/1/2024	1,288	1,307
4.75%, 8/1/2025	1,336	1,370
American Airlines Group, Inc. 3.75%, 3/1/2025(a)(f)	84	75
American Airlines, Inc.
11.75%, 7/15/2025(f)	294	368
5.50%, 4/20/2026(f)	7,333	7,672
5.75%, 4/20/2029(f)	4,935	5,323
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(a)	11,747	12,144
6.25%, 3/15/2026(a)	8,893	9,190
6.50%, 4/1/2027(a)	4,642	4,874
6.88%, 7/1/2028(a)	1,272	1,383
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(f)	4,195	4,300
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 3.40%, 9/15/2021(e)(g)(h)	1,973	1,978
Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.58%, 11/15/2021(e)(g)(h)	1,818	1,831
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 8/1/2022(e)	87	87
2.65%, 12/2/2022(a)	159	164
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026(e)(g)(h)	2,970	2,985
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 9/9/2021(e)	99	99
0.40%, 10/21/2022	65	65
(ICE LIBOR USD 3 Month + 0.47%), 0.63%, 11/16/2022(e)	28	28
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(e)	4,853	5,545
American Tower Corp.
REIT, 1.50%, 1/31/2028	815	803
REIT, 3.80%, 8/15/2029	310	349
AmeriGas Partners LP
5.63%, 5/20/2024	2,121	2,314
5.50%, 5/20/2025	5,898	6,506
5.88%, 8/20/2026	2,714	3,040
5.75%, 5/20/2027	1,424	1,606
AmerisourceBergen Corp. 0.74%, 3/15/2023	63	63
Amgen, Inc.
3.63%, 5/15/2022	239	243
3.15%, 2/21/2040(a)	180	193
Amkor Technology, Inc. 6.63%, 9/15/2027(f)	3,941	4,233
AMN Healthcare, Inc. 4.63%, 10/1/2027(f)	450	469
Amsted Industries, Inc. 5.63%, 7/1/2027(f)	1,629	1,710

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Analog Devices, Inc. 2.50%, 12/5/2021		95	96
Antero Midstream Partners LP
7.88%, 5/15/2026(f)		3,324	3,681
5.75%, 3/1/2027(f)		490	505
5.75%, 1/15/2028(f)		3,415	3,568
5.38%, 6/15/2029(f)		3,282	3,370
Antero Resources Corp.
8.38%, 7/15/2026(f)		1,788	2,023
7.63%, 2/1/2029(f)		887	972
5.38%, 3/1/2030(f)		1,447	1,472
Anthem, Inc. 2.88%, 9/15/2029		460	496
Apache Corp.
4.63%, 11/15/2025		737	792
4.88%, 11/15/2027		1,517	1,631
APi Group DE, Inc. 4.13%, 7/15/2029(f)		2,586	2,521
Aramark Services, Inc. 5.00%, 2/1/2028(a)(f)		7,840	8,145
Arches Buyer, Inc.
4.25%, 6/1/2028(f)		1,780	1,806
6.13%, 12/1/2028(f)		634	655
Archrock Partners LP
6.88%, 4/1/2027(a)(f)		472	496
6.25%, 4/1/2028(f)		2,420	2,469
Arconic Corp.
6.00%, 5/15/2025(f)		2,269	2,399
6.13%, 2/15/2028(f)		3,102	3,304
Ardagh Packaging Finance plc
6.00%, 2/15/2025(f)		4,132	4,260
4.13%, 8/15/2026(f)		1,385	1,430
5.25%, 8/15/2027(f)		12,645	12,912
Asbury Automotive Group, Inc.
4.50%, 3/1/2028		412	427
4.75%, 3/1/2030		385	408
AT&T, Inc.
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.87%, 3/2/2025(e)(g)(h)	EUR	700	846
2.25%, 2/1/2032(a)		985	982
3.50%, 6/1/2041		300	319
Athene Global Funding 0.95%, 1/8/2024(a)(f)		133	134
Atmos Energy Corp. (ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023(e)		250	250
Audacy Capital Corp. 6.50%, 5/1/2027(a)(f)		4,439	4,572
AutoZone, Inc. 3.70%, 4/15/2022(a)		160	162
Avantor Funding, Inc. 4.63%, 7/15/2028(f)		6,184	6,509
Avis Budget Car Rental LLC
5.25%, 3/15/2025(f)		5,101	5,159
5.75%, 7/15/2027(f)		2,855	2,969
5.75%, 7/15/2027(a)(f)		2,503	2,615
4.75%, 4/1/2028(f)		5,455	5,535
5.38%, 3/1/2029(a)(f)		2,711	2,820
Axalta Coating Systems LLC
4.75%, 6/15/2027(f)		2,233	2,353
3.38%, 2/15/2029(f)		3,629	3,570
B&G Foods, Inc. 5.25%, 4/1/2025		7,153	7,315
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047(a)		800	921
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(e)		54	54
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(e)		128	130
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(e)(g)(h)		8,299	8,600
(BSBY3M + 0.43%), 0.54%, 5/28/2024(e)		130	130
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(e)(g)(h)		3,589	3,827
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(g)(h)		15,732	17,384
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(g)(h)		7,182	8,098
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025(e)(g)(h)		9,257	9,546
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(g)(h)		7,783	8,740
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(g)(h)		1,250	1,403
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(g)(h)		21,045	24,570
(SOFR + 0.96%), 1.73%, 7/22/2027(e)		1,145	1,165
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(g)(h)		18,211	20,920
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.55%, 9/20/2021(e)(g)(h)		2,111	2,119
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(e)(g)(h)		3,007	3,097
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(e)(g)(h)		2,095	2,318

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026(e)(g)(h)	2,910	3,045
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(e)(g)(h)	11,948	13,098
Bausch Health Americas, Inc.
9.25%, 4/1/2026(f)	4,876	5,278
8.50%, 1/31/2027(f)	5,791	6,261
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)(f)	20,575	20,999
5.50%, 11/1/2025(f)	10,586	10,811
9.00%, 12/15/2025(f)	23,732	25,330
5.75%, 8/15/2027(f)	965	1,016
7.00%, 1/15/2028(f)	3,489	3,663
5.00%, 1/30/2028(f)	2,065	1,970
4.88%, 6/1/2028(f)	5,057	5,218
5.00%, 2/15/2029(f)	4,668	4,411
7.25%, 5/30/2029(f)	1,679	1,738
5.25%, 1/30/2030(f)	3,476	3,271
5.25%, 2/15/2031(f)	3,262	3,058
Baxter International, Inc. 3.50%, 8/15/2046	695	788
Becton Dickinson and Co. 2.82%, 5/20/2030(a)	860	915
Bed Bath & Beyond, Inc.
3.75%, 8/1/2024(a)	400	412
4.92%, 8/1/2034	100	97
5.17%, 8/1/2044(a)	1,804	1,713
Berry Global, Inc. 4.88%, 7/15/2026(f)	6,914	7,281
Big River Steel LLC 6.63%, 1/31/2029(f)	2,088	2,294
Biogen, Inc.
3.63%, 9/15/2022	179	185
3.15%, 5/1/2050(a)	1,160	1,157
Black Knight InfoServ LLC 3.63%, 9/1/2028(f)	2,242	2,247
Bloomin’ Brands, Inc. 5.13%, 4/15/2029(f)	1,900	1,952
Blue Racer Midstream LLC
7.63%, 12/15/2025(f)	1,522	1,639
6.63%, 7/15/2026(f)	1,510	1,559
Boise Cascade Co. 4.88%, 7/1/2030(f)	444	470
Booz Allen Hamilton, Inc.
3.88%, 9/1/2028(f)	1,882	1,920
4.00%, 7/1/2029(f)	3,344	3,434
Boyne USA, Inc. 4.75%, 5/15/2029(f)	2,786	2,873
BP Capital Markets America, Inc.
3.63%, 4/6/2030(a)	425	482
3.00%, 2/24/2050	360	355
Brighthouse Financial Global Funding
0.60%, 6/28/2023(f)	18	18
1.00%, 4/12/2024(f)	27	27
Brink’s Co. (The)
5.50%, 7/15/2025(f)	1,890	1,987
4.63%, 10/15/2027(f)	5,525	5,737
Broadcom, Inc. 4.30%, 11/15/2032	350	404
Buckeye Partners LP
4.13%, 3/1/2025(f)	3,620	3,753
3.95%, 12/1/2026	200	203
4.13%, 12/1/2027	2,207	2,251
4.50%, 3/1/2028(f)	4,360	4,425
Builders FirstSource, Inc.
5.00%, 3/1/2030(f)	2,130	2,266
4.25%, 2/1/2032(f)	3,153	3,224
Burlington Northern Santa Fe LLC 3.05%, 3/15/2022	32	32
BWX Technologies, Inc.
4.13%, 6/30/2028(f)	1,866	1,913
4.13%, 4/15/2029(f)	4,624	4,740
BY Crown Parent LLC 4.25%, 1/31/2026(f)	1,406	1,476
Cable One, Inc. 4.00%, 11/15/2030(f)	2,214	2,225
Caesars Resort Collection LLC 5.25%, 10/15/2025(f)	985	993
California Resources Corp. 7.13%, 2/1/2026(f)	5,597	5,723
Calpine Corp.
5.25%, 6/1/2026(f)	5,273	5,425
4.63%, 2/1/2029(f)	1,622	1,600
5.00%, 2/1/2031(f)	1,552	1,568
3.75%, 3/1/2031(f)	50	48
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022(e)	250	251
Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026(e)(g)(h)	7,699	7,930
Cardinal Health, Inc. 2.62%, 6/15/2022	85	87
Carnival Corp.
11.50%, 4/1/2023(f)	259	292
10.50%, 2/1/2026(f)	742	850
4.00%, 8/1/2028(f)	3,156	3,143
Carpenter Technology Corp. 6.38%, 7/15/2028	1,466	1,612
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(f)	2,038	2,132
3.13%, 2/15/2029(f)	940	921
CCO Holdings LLC
5.75%, 2/15/2026(f)	10,324	10,675
5.50%, 5/1/2026(f)	17,215	17,796
5.13%, 5/1/2027(f)	35,730	37,383
5.00%, 2/1/2028(f)	16,049	16,827
5.38%, 6/1/2029(a)(f)	1,758	1,913
4.75%, 3/1/2030(a)(f)	11,296	11,973
4.25%, 2/1/2031(f)	10,261	10,587
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(f)	4,976	5,299
CDK Global, Inc. 5.25%, 5/15/2029(f)	7,151	7,777

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CDW LLC
5.50%, 12/1/2024(a)	635	699
4.13%, 5/1/2025	50	52
4.25%, 4/1/2028	7,836	8,137
3.25%, 2/15/2029	1,372	1,377
Cedar Fair LP
5.50%, 5/1/2025(f)	1,455	1,510
5.38%, 4/15/2027	160	163
5.25%, 7/15/2029	1,395	1,417
Cengage Learning, Inc. 9.50%, 6/15/2024(f)	2,132	2,185
Centene Corp.
5.38%, 6/1/2026(a)(f)	2,239	2,332
4.25%, 12/15/2027	11,634	12,274
4.63%, 12/15/2029(a)	16,770	18,379
3.38%, 2/15/2030	5,040	5,258
Centennial Resource Production LLC 5.38%, 1/15/2026(f)	540	520
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.63%, 3/2/2023(e)	88	88
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(e)(g)(h)	5,558	5,878
Central Garden & Pet Co.
5.13%, 2/1/2028	4,900	5,197
4.13%, 10/15/2030	2,059	2,123
CF Industries, Inc.
3.45%, 6/1/2023	500	517
4.95%, 6/1/2043	500	616
Charles River Laboratories International, Inc.
3.75%, 3/15/2029(f)	1,604	1,646
4.00%, 3/15/2031(f)	580	610
Charles Schwab Corp. (The)
(SOFR + 0.50%), 0.55%, 3/18/2024(e)	131	132
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025(e)(g)(h)	8,851	9,884
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(e)(g)(h)	10,930	11,408
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(e)(g)(h)	12,908	13,639
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(e)(g)(h)	25,078	26,111
Chemours Co. (The)
7.00%, 5/15/2025(a)	7,650	7,899
5.75%, 11/15/2028(f)	1,557	1,652
Cheniere Energy Partners LP
5.63%, 10/1/2026	1,278	1,320
4.50%, 10/1/2029(a)	4,325	4,665
4.00%, 3/1/2031(f)	2,666	2,820
Cheniere Energy, Inc. 4.63%, 10/15/2028	7,525	7,933
Chesapeake Energy Corp.
5.50%, 2/1/2026(f)	1,916	1,998
5.88%, 2/1/2029(f)	1,843	1,958
Chevron USA, Inc. 2.34%, 8/12/2050(a)	415	386
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	52	54
Cigna Corp. 4.38%, 10/15/2028	935	1,100
Cincinnati Bell, Inc.
7.00%, 7/15/2024(f)	5,606	5,725
8.00%, 10/15/2025(f)	2,388	2,508
Cinemark USA, Inc.
8.75%, 5/1/2025(f)	1,000	1,068
5.25%, 7/15/2028(f)	2,165	2,035
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	240	239
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(e)(g)(h)	4,000	4,203
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(a)(e)(g)(h)	7,463	7,843
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(e)(g)(h)	1,548	1,624
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(e)(g)(h)	1,500	1,553
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(g)(h)	20,542	22,124
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(e)(g)(h)	18,810	19,782
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(g)(h)	17,009	17,616
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(g)(h)	12,483	13,731
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(e)(g)(h)	19,449	20,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(e)(g)(h)	7,550	7,727
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(a)(e)(g)(h)	9,744	11,279

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 0.77%), 1.12%, 1/28/2027(e)	815	808
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023(e)(g)(h)	3,001	3,133
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(e)(g)(h)	5,409	5,761
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026(e)(g)(h)	6,650	6,766
Clarios Global LP
6.75%, 5/15/2025(f)	1,595	1,691
6.25%, 5/15/2026(f)	3,670	3,881
Clarivate Science Holdings Corp.
3.88%, 6/30/2028(f)	2,626	2,648
4.88%, 6/30/2029(f)	2,958	2,979
Clean Harbors, Inc. 4.88%, 7/15/2027(f)	785	823
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)(f)	4,638	4,837
7.50%, 6/1/2029(f)	8,147	8,457
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)(f)	9,798	10,060
Clearway Energy Operating LLC 5.00%, 9/15/2026	2,612	2,673
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029(a)(f)	3,158	3,351
4.88%, 3/1/2031(a)(f)	2,257	2,438
Clorox Co. (The) 3.05%, 9/15/2022	23	24
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(e)	4,749	5,332
CNX Resources Corp. 6.00%, 1/15/2029(f)	2,233	2,368
Cogent Communications Group, Inc. 3.50%, 5/1/2026(f)	700	721
Colfax Corp. 6.38%, 2/15/2026(f)	363	383
Colgate Energy Partners III LLC 5.88%, 7/1/2029(f)	1,472	1,527
Comcast Corp. 4.15%, 10/15/2028	495	576
Commercial Metals Co. 5.38%, 7/15/2027	1,290	1,354
CommScope Technologies LLC
6.00%, 6/15/2025(f)	7,185	7,293
5.00%, 3/15/2027(a)(f)	2,405	2,433
CommScope, Inc.
5.50%, 3/1/2024(f)	1,923	1,978
6.00%, 3/1/2026(f)	9,090	9,476
8.25%, 3/1/2027(f)	10,160	10,757
Community Health Systems, Inc.
6.63%, 2/15/2025(f)	200	210
8.00%, 3/15/2026(f)	3,112	3,337
5.63%, 3/15/2027(f)	3,918	4,148
8.00%, 12/15/2027(f)	150	166
6.00%, 1/15/2029(f)	2,684	2,855
4.75%, 2/15/2031(f)	3,490	3,542
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029(f)	2,112	2,191
Comstock Resources, Inc.
7.50%, 5/15/2025(f)	1,278	1,323
6.75%, 3/1/2029(f)	7,197	7,520
5.88%, 1/15/2030(f)	2,157	2,170
Constellation Brands, Inc.
2.25%, 8/1/2031	490	494
4.50%, 5/9/2047	380	465
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)(f)	2,652	2,609
Continental Resources, Inc.
4.50%, 4/15/2023	520	540
3.80%, 6/1/2024	81	85
5.75%, 1/15/2031(a)(f)	5,951	7,173
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(f)	3,445	3,900
5.63%, 11/15/2026(f)	7,311	6,733
CoreCivic, Inc. 8.25%, 4/15/2026(a)	4,488	4,757
Corning, Inc. 5.35%, 11/15/2048(a)	130	180
Coty, Inc.
5.00%, 4/15/2026(f)	2,793	2,814
6.50%, 4/15/2026(a)(f)	2,377	2,389
Cox Communications, Inc. 2.95%, 10/1/2050(a)(f)	495	471
Crestwood Midstream Partners LP
5.75%, 4/1/2025(a)	5,514	5,644
5.63%, 5/1/2027(a)(f)	2,355	2,408
Crocs, Inc. 4.25%, 3/15/2029(f)	516	531
Crown Americas LLC 4.75%, 2/1/2026	681	705
Crown Castle International Corp.
REIT, 2.10%, 4/1/2031	410	406
REIT, 2.90%, 4/1/2041	500	493
CSC Holdings LLC
6.75%, 11/15/2021	2,089	2,120
5.88%, 9/15/2022	1,585	1,657
5.25%, 6/1/2024	1,349	1,458
5.50%, 4/15/2027(f)	5,420	5,670
5.38%, 2/1/2028(f)	2,010	2,123
7.50%, 4/1/2028(f)	2,260	2,465
6.50%, 2/1/2029(f)	5,444	6,004
4.50%, 11/15/2031(a)(f)	4,903	4,940
Curo Group Holdings Corp. 8.25%, 9/1/2025(f)	4,693	4,911
CVR Energy, Inc. 5.25%, 2/15/2025(a)(f)	73	71
CVR Partners LP
9.25%, 6/15/2023(f)	1,889	1,893
6.13%, 6/15/2028(f)	3,296	3,432
CVS Health Corp.
3.50%, 7/20/2022	120	123

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.30%, 3/25/2028	620	718
4.78%, 3/25/2038	615	772
5.30%, 12/5/2043	695	936
Dana, Inc.
5.38%, 11/15/2027	895	947
5.63%, 6/15/2028	304	327
Darling Ingredients, Inc. 5.25%, 4/15/2027(f)	4,001	4,190
Dave & Buster’s, Inc. 7.63%, 11/1/2025(f)	214	226
DaVita, Inc.
4.63%, 6/1/2030(f)	3,670	3,794
3.75%, 2/15/2031(f)	7,126	6,910
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,682
5.38%, 7/15/2025	1,919	2,120
5.63%, 7/15/2027	2,481	2,822
6.75%, 9/15/2037(a)(f)	1,740	2,145
5.60%, 4/1/2044	525	602
Del Monte Foods, Inc. 11.88%, 5/15/2025(f)	1,926	2,186
Dell International LLC
7.13%, 6/15/2024(f)	1,465	1,499
6.02%, 6/15/2026	4,575	5,508
6.10%, 7/15/2027(a)	680	842
6.20%, 7/15/2030	680	881
Delta Air Lines, Inc.
4.50%, 10/20/2025(f)	3,465	3,725
4.75%, 10/20/2028(f)	4,851	5,421
Deluxe Corp. 8.00%, 6/1/2029(f)	1,700	1,857
Devon Energy Corp.
8.25%, 8/1/2023(f)	720	816
5.88%, 6/15/2028(f)	720	796
DH Europe Finance II SARL 2.05%, 11/15/2022	184	188
Diamond Sports Group LLC 5.38%, 8/15/2026(f)	5,398	3,131
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(f)	97	107
Discovery Communications LLC
5.20%, 9/20/2047	195	247
4.65%, 5/15/2050	690	819
DISH DBS Corp.
5.88%, 7/15/2022	4,278	4,428
5.00%, 3/15/2023	12,579	13,098
5.88%, 11/15/2024	30,567	32,932
7.75%, 7/1/2026	12,206	13,930
Dole Food Co., Inc. 7.25%, 6/15/2025(f)	3,818	3,896
Dollar General Corp. 3.25%, 4/15/2023(a)	116	121
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(e)(g)(h)	3,636	3,888
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(e)	2,201	2,397
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	450	466
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	4,931	5,141
DT Midstream, Inc.
4.13%, 6/15/2029(f)	3,356	3,442
4.38%, 6/15/2031(f)	1,677	1,740
DTE Energy Co. 2.25%, 11/1/2022	122	125
Duke Energy Corp.
3.05%, 8/15/2022	84	86
(SOFR + 0.25%), 0.29%, 6/10/2023(e)	101	101
3.75%, 9/1/2046	680	747
3.95%, 8/15/2047	680	771
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022(e)	39	39
Dycom Industries, Inc. 4.50%, 4/15/2029(a)(f)	5,080	5,144
Edgewell Personal Care Co.
5.50%, 6/1/2028(f)	1,815	1,922
4.13%, 4/1/2029(f)	1,970	1,982
Element Solutions, Inc. 3.88%, 9/1/2028(f)	2,883	2,941
Embarq Corp. 8.00%, 6/1/2036	9,098	10,190
EMC Corp. 3.38%, 6/1/2023	668	691
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(f)	3,866	3,842
Enact Holdings, Inc. 6.50%, 8/15/2025(f)	1,550	1,681
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(f)	6,494	6,492
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,813
4.50%, 2/1/2028	5,420	5,624
4.75%, 2/1/2030	1,840	1,964
Endeavor Energy Resources LP 6.63%, 7/15/2025(f)	1,197	1,266
Endo Dac
5.88%, 10/15/2024(f)	925	916
9.50%, 7/31/2027(a)(f)	3,857	3,869
6.00%, 6/30/2028(f)	5,029	3,395
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(f)	2,045	2,032
Energizer Holdings, Inc.
4.75%, 6/15/2028(f)	2,772	2,851
4.38%, 3/31/2029(f)	4,411	4,441
Energy Transfer LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(g)(h)	8,894	8,738

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(e)(g)(h)	4,455	4,605
EnerSys 4.38%, 12/15/2027(f)	100	105
EnLink Midstream LLC 5.38%, 6/1/2029	803	835
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(g)(h)	2,797	2,182
4.40%, 4/1/2024	4,495	4,723
4.15%, 6/1/2025	1,600	1,652
4.85%, 7/15/2026	2,940	3,073
5.60%, 4/1/2044	522	509
5.45%, 6/1/2047	614	596
Enova International, Inc. 8.50%, 9/15/2025(f)	500	521
Entegris, Inc.
4.38%, 4/15/2028(f)	450	472
3.63%, 5/1/2029(f)	2,434	2,495
Entergy Corp. 4.00%, 7/15/2022	98	101
Entergy Texas, Inc. 3.55%, 9/30/2049(a)	540	603
Enterprise Products Operating LLC
4.80%, 2/1/2049(a)	430	544
3.70%, 1/31/2051	285	312
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(e)	4,380	4,533
Envision Healthcare Corp. 8.75%, 10/15/2026(a)(f)	7,419	5,471
Enviva Partners LP 6.50%, 1/15/2026(a)(f)	214	222
EOG Resources, Inc. 5.10%, 1/15/2036	435	553
EQM Midstream Partners LP
6.00%, 7/1/2025(f)	2,170	2,363
6.50%, 7/1/2027(f)	2,550	2,862
4.50%, 1/15/2029(f)	4,301	4,353
4.75%, 1/15/2031(f)	5,576	5,674
EQT Corp.
7.63%, 2/1/2025(j)	895	1,034
3.13%, 5/15/2026(f)	1,789	1,840
5.00%, 1/15/2029	1,855	2,098
8.50%, 2/1/2030(a)(j)	1,165	1,530
3.63%, 5/15/2031(f)	1,464	1,551
Equitable Financial Life Global Funding (SOFR + 0.39%), 0.44%, 4/6/2023(e)(f)	187	188
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025(e)(g)(h)	786	853
ESC Co.
6.63%, 5/1/2023‡(k)	745	26
6.00%, 10/15/2024‡(k)	4,620	162
6.38%, 5/15/2025‡(k)	1,458	51
6.38%, 1/15/2026‡(k)	4,130	144
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026(k)	5,505	427
6.00%, 1/15/2028(k)	5,450	422
Essex Portfolio LP REIT, 2.65%, 9/1/2050	490	451
Evergy, Inc. 2.90%, 9/15/2029	1,660	1,784
Eversource Energy Series K, 2.75%, 3/15/2022	122	124
Exela Intermediate LLC 10.00%, 7/15/2023(f)	6,542	4,579
Exelon Generation Co. LLC 3.40%, 3/15/2022(a)	121	123
Exxon Mobil Corp.
4.23%, 3/19/2040(a)	530	647
4.33%, 3/19/2050(a)	470	594
Fidelity National Information Services, Inc.
0.38%, 3/1/2023(a)	128	128
3.10%, 3/1/2041	260	273
Fifth Third Bancorp 3.50%, 3/15/2022	182	185
FirstCash, Inc. 4.63%, 9/1/2028(f)	2,112	2,196
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	133	186
Series C, 5.60%, 7/15/2047(j)	207	260
Series C, 3.40%, 3/1/2050	487	489
FirstEnergy Transmission LLC 4.55%, 4/1/2049(f)	749	904
Fluor Corp. 3.50%, 12/15/2024(a)	467	488
Ford Motor Co.
8.50%, 4/21/2023	4,379	4,862
9.00%, 4/22/2025	3,539	4,356
9.63%, 4/22/2030	2,615	3,775
Ford Motor Credit Co. LLC
2.98%, 8/3/2022	1,180	1,195
3.37%, 11/17/2023	1,384	1,434
4.06%, 11/1/2024	6,575	6,968
4.69%, 6/9/2025	7,630	8,288
5.13%, 6/16/2025	6,000	6,608
4.13%, 8/4/2025	3,602	3,853
3.38%, 11/13/2025	4,770	4,980
4.39%, 1/8/2026	6,475	7,025
4.54%, 8/1/2026	1,725	1,874
4.27%, 1/9/2027	8,696	9,367
4.13%, 8/17/2027	5,525	5,912
3.82%, 11/2/2027	1,935	2,032
4.00%, 11/13/2030	5,909	6,249
Forterra Finance LLC 6.50%, 7/15/2025(f)	1,465	1,572

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027(f)	66	75
Fox Corp.
3.67%, 1/25/2022	123	125
5.58%, 1/25/2049(a)	250	345
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	1,000	1,055
4.13%, 3/1/2028	5,265	5,515
4.38%, 8/1/2028	3,530	3,738
Frontier Communications Holdings LLC
5.88%, 10/15/2027(f)	3,733	3,989
5.00%, 5/1/2028(f)	10,290	10,644
6.75%, 5/1/2029(f)	820	873
5.88%, 11/1/2029	1,149	1,175
Gap, Inc. (The)
8.38%, 5/15/2023(f)	1,514	1,692
8.63%, 5/15/2025(f)	450	492
8.88%, 5/15/2027(f)	1,320	1,523
Gartner, Inc.
4.50%, 7/1/2028(f)	3,818	4,038
3.63%, 6/15/2029(f)	953	976
3.75%, 10/1/2030(f)	925	950
Gates Global LLC 6.25%, 1/15/2026(f)	2,064	2,143
GCI LLC 4.75%, 10/15/2028(f)	5,865	6,107
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(f)	6,630	6,789
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	525	644
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.45%, 9/15/2021(e)(g)(h)	38,293	37,431
General Mills, Inc. 3.15%, 12/15/2021	122	122
Genesis Energy LP
6.50%, 10/1/2025	180	179
6.25%, 5/15/2026	1,933	1,904
8.00%, 1/15/2027	1,518	1,565
7.75%, 2/1/2028	3,721	3,759
Genworth Holdings, Inc. 4.90%, 8/15/2023	500	503
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024(a)	2,215	1,971
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.27%, 9/17/2021(e)	46	46
1.95%, 3/1/2022(a)	111	112
3.25%, 9/1/2022	91	93
1.65%, 10/1/2030(a)	1,185	1,167
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(f)	3,370	3,458
Global Medical Response, Inc. 6.50%, 10/1/2025(f)	2,285	2,371
Global Payments, Inc. 4.15%, 8/15/2049	265	312
GLP Capital LP REIT, 5.25%, 6/1/2025(a)	2,780	3,139
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(f)	1,581	1,658
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 9/7/2021(e)(g)(h)	2,351	2,330
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(e)	46	46
0.52%, 3/8/2023	109	109
(SOFR + 0.54%), 0.63%, 11/17/2023(e)	97	97
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025(e)(g)(h)	1,733	1,798
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(e)(g)(h)	2,829	3,040
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(e)(g)(h)	8,720	8,895
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026(e)(g)(h)	2,685	2,697
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(e)(g)(h)	2,755	3,068
(SOFR + 0.82%), 1.54%, 9/10/2027(e)	720	724
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	269	298
5.00%, 5/31/2026	4,195	4,302
5.00%, 7/15/2029(f)	2,082	2,190
5.25%, 4/30/2031	2,965	3,140
5.25%, 7/15/2031(f)	999	1,054
GrafTech Finance, Inc. 4.63%, 12/15/2028(f)	2,127	2,183
Graham Holdings Co. 5.75%, 6/1/2026(f)	450	468
Graham Packaging Co., Inc. 7.13%, 8/15/2028(f)	676	721
Gray Television, Inc.
5.88%, 7/15/2026(f)	2,102	2,168
7.00%, 5/15/2027(f)	6,085	6,513
4.75%, 10/15/2030(f)	1,945	1,928
Greif, Inc. 6.50%, 3/1/2027(f)	5,836	6,142
Griffon Corp. 5.75%, 3/1/2028	3,475	3,656

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GrubHub Holdings, Inc. 5.50%, 7/1/2027(f)	474	498
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070(f)	155	165
Gulfport Energy Operating Corp. 8.00%, 5/17/2026(f)	3,215	3,426
Hanesbrands, Inc. 4.88%, 5/15/2026(f)	2,359	2,543
Harsco Corp. 5.75%, 7/31/2027(f)	757	786
HCA, Inc.
5.88%, 5/1/2023	1,017	1,101
5.38%, 2/1/2025	32,474	36,806
5.88%, 2/15/2026(a)	24,150	28,074
5.38%, 9/1/2026	7,986	9,284
5.63%, 9/1/2028	10,285	12,368
3.50%, 9/1/2030	8,861	9,623
7.50%, 11/15/2095	100	148
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(f)	900	978
Herc Holdings, Inc. 5.50%, 7/15/2027(a)(f)	9,623	10,092
Hertz Corp. (The)
6.25%, 10/15/2022(k)	1,106	33
5.50%, 10/15/2024(k)	11,828	355
Hess Midstream Operations LP 5.63%, 2/15/2026(f)	1,315	1,368
Hexion, Inc. 7.88%, 7/15/2027(a)(f)	2,617	2,813
H-Food Holdings LLC 8.50%, 6/1/2026(f)	450	468
Hilcorp Energy I LP
6.25%, 11/1/2028(f)	731	763
5.75%, 2/1/2029(f)	1,383	1,408
6.00%, 2/1/2031(f)	804	839
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(f)	2,722	2,840
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(f)	584	610
5.75%, 5/1/2028(a)(f)	1,536	1,651
3.75%, 5/1/2029(f)	1,650	1,668
4.88%, 1/15/2030	1,923	2,063
4.00%, 5/1/2031(f)	990	1,013
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,845	2,962
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,204	4,351
HLF Financing SARL LLC 4.88%, 6/1/2029(f)	500	505
Holly Energy Partners LP 5.00%, 2/1/2028(f)	3,560	3,609
Hologic, Inc.
4.63%, 2/1/2028(a)(f)	450	475
3.25%, 2/15/2029(f)	5,268	5,321
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,601	3,965
6.88%, 5/1/2025	3,615	4,207
5.90%, 2/1/2027	4,185	4,955
6.75%, 1/15/2028	145	178
Hughes Satellite Systems Corp.
5.25%, 8/1/2026(a)	1,957	2,187
6.63%, 8/1/2026	3,646	4,097
Huntington Bancshares, Inc.
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(e)(g)(h)	3,742	3,893
Hyundai Capital America
1.15%, 11/10/2022(f)	122	123
0.80%, 4/3/2023(f)	80	80
IAA, Inc. 5.50%, 6/15/2027(f)	450	472
Icahn Enterprises LP
4.75%, 9/15/2024	2,865	2,986
6.25%, 5/15/2026	3,065	3,221
4.38%, 2/1/2029	598	605
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,920	3,081
8.38%, 5/1/2027	6,548	6,965
5.25%, 8/15/2027(f)	3,890	4,055
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.66%, 12/21/2065(e)(f)	7,148	5,888
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.91%, 12/21/2065(e)(f)	2,205	1,863
Imola Merger Corp. 4.75%, 5/15/2029(f)	11,541	11,913
Intercontinental Exchange, Inc. 2.35%, 9/15/2022(a)	244	249
International Game Technology plc
6.50%, 2/15/2025(f)	9,488	10,586
6.25%, 1/15/2027(f)	4,104	4,656
5.25%, 1/15/2029(f)	442	472
IQVIA, Inc.
5.00%, 10/15/2026(f)	7,463	7,668
5.00%, 5/15/2027(f)	2,790	2,909
IRB Holding Corp. 7.00%, 6/15/2025(f)	1,040	1,108
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(f)	4,756	4,928
REIT, 5.25%, 3/15/2028(f)	2,013	2,104
REIT, 4.50%, 2/15/2031(f)	2,140	2,188
J2 Global, Inc. 4.63%, 10/15/2030(f)	2,151	2,285
Jaguar Holding Co. II
4.63%, 6/15/2025(f)	774	810
5.00%, 6/15/2028(f)	775	835
James Hardie International Finance DAC 5.00%, 1/15/2028(a)(f)	450	477
Jazz Securities DAC 4.38%, 1/15/2029(f)	4,521	4,712
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(f)	1,631	1,719

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JBS USA LUX SA
6.75%, 2/15/2028(f)	1,722	1,884
6.50%, 4/15/2029(a)(f)	3,938	4,410
JELD-WEN, Inc.
6.25%, 5/15/2025(f)	1,197	1,272
4.63%, 12/15/2025(f)	2,505	2,552
4.88%, 12/15/2027(f)	1,760	1,826
Kaiser Aluminum Corp.
4.63%, 3/1/2028(f)	2,869	2,995
4.50%, 6/1/2031(f)	2,065	2,148
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,545	1,585
5.00%, 3/1/2031	3,674	3,766
KeyBank NA (SOFR + 0.32%), 0.43%, 6/14/2024(e)	250	250
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	350	414
Korn Ferry 4.63%, 12/15/2027(f)	450	465
Kraft Heinz Foods Co.
4.88%, 10/1/2049	500	624
5.50%, 6/1/2050(a)	255	341
Kroger Co. (The)
3.88%, 10/15/2046	712	799
4.45%, 2/1/2047	725	884
L Brands, Inc.
9.38%, 7/1/2025(f)	406	526
7.50%, 6/15/2029	1,404	1,627
6.88%, 11/1/2035	132	170
6.75%, 7/1/2036	2,250	2,869
LABL, Inc.
6.75%, 7/15/2026(f)	8,760	9,296
10.50%, 7/15/2027(f)	2,020	2,222
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(f)	1,514	1,514
REIT, 5.25%, 10/1/2025(f)	1,937	1,966
REIT, 4.25%, 2/1/2027(f)	500	499
Lamar Media Corp.
3.75%, 2/15/2028	1,215	1,233
4.00%, 2/15/2030	630	641
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(f)	335	344
4.88%, 11/1/2026(f)	4,360	4,498
4.88%, 5/15/2028(f)	1,115	1,235
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,031	2,087
Level 3 Financing, Inc.
5.38%, 5/1/2025	10,443	10,671
5.25%, 3/15/2026	2,170	2,241
4.63%, 9/15/2027(f)	4,086	4,243
3.63%, 1/15/2029(f)	1,404	1,364
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	2,702
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029(f)	2,113	2,163
Lithia Motors, Inc. 4.38%, 1/15/2031(f)	1,668	1,819
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(f)	2,560	2,602
5.63%, 3/15/2026(f)	5,302	5,521
6.50%, 5/15/2027(f)	3,001	3,312
4.75%, 10/15/2027(f)	4,926	5,031
3.75%, 1/15/2028(f)	903	905
Louisiana-Pacific Corp. 3.63%, 3/15/2029(f)	520	524
Lowe’s Cos., Inc. 3.70%, 4/15/2046	295	330
LPL Holdings, Inc.
4.63%, 11/15/2027(f)	1,900	1,960
4.00%, 3/15/2029(f)	1,681	1,706
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	619	635
Series Y, 7.50%, 4/1/2024	7,819	8,794
5.63%, 4/1/2025	6,166	6,713
5.13%, 12/15/2026(a)(f)	9,446	9,818
4.00%, 2/15/2027(a)(f)	6,160	6,329
Series G, 6.88%, 1/15/2028	799	904
4.50%, 1/15/2029(f)	1,780	1,748
5.38%, 6/15/2029(f)	4,316	4,424
Macy’s Retail Holdings LLC
2.88%, 2/15/2023	96	97
5.13%, 1/15/2042	650	593
Macy’s, Inc. 8.38%, 6/15/2025(f)	5,610	6,115
Madison IAQ LLC
4.13%, 6/30/2028(f)	750	751
5.88%, 6/30/2029(f)	4,290	4,336
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(f)	500	510
Mallinckrodt International Finance SA
5.63%, 10/15/2023(f)(k)	2,615	1,733
5.50%, 4/15/2025(f)(k)	5,555	3,680
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(f)	1,949	2,061
6.50%, 9/15/2026	2,797	2,901
4.75%, 1/15/2028	36	36
4.50%, 6/15/2029(f)	656	660
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022(a)	122	123
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	20	20
Masonite International Corp. 5.38%, 2/1/2028(f)	1,582	1,683
MassMutual Global Funding II (SOFR + 0.22%), 0.26%, 6/2/2023(a)(e)(f)	216	216
MasTec, Inc. 4.50%, 8/15/2028(f)	3,328	3,509
Matador Resources Co. 5.88%, 9/15/2026	3,555	3,614
Match Group Holdings II LLC
5.00%, 12/15/2027(f)	545	572
4.63%, 6/1/2028(f)	200	210
4.13%, 8/1/2030(a)(f)	1,397	1,462
Mattel, Inc.
3.15%, 3/15/2023	1,000	1,020
3.38%, 4/1/2026(f)	1,297	1,349
5.88%, 12/15/2027(f)	1,034	1,134
3.75%, 4/1/2029(f)	1,624	1,716

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(f)	7,447	7,494
7.25%, 4/15/2025(f)	3,000	2,928
Mav Acquisition Corp. 5.75%, 8/1/2028(f)	4,120	4,105
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.56%, 10/28/2021(e)	126	126
3.70%, 2/15/2042	330	374
MDC Partners, Inc. 7.50%, 5/1/2024(f)(j)	2,000	2,037
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 9/7/2021(e)(g)(h)	2,027	2,015
Meredith Corp. 6.88%, 2/1/2026(a)	7,118	7,403
MetLife Capital Trust IV 7.88%, 12/15/2037(f)	7,703	10,784
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025(e)(g)(h)	10,292	10,768
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(e)(g)(h)	6,344	7,425
6.40%, 12/15/2036	14,937	19,175
9.25%, 4/8/2038(f)	3,109	4,751
Metropolitan Life Global Funding I
2.40%, 6/17/2022(f)	322	328
3.00%, 1/10/2023(f)	125	130
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,613
REIT, 4.63%, 6/15/2025(f)	2,251	2,392
REIT, 4.50%, 9/1/2026	995	1,060
REIT, 5.75%, 2/1/2027	4,882	5,455
REIT, 4.50%, 1/15/2028	555	588
REIT, 3.88%, 2/15/2029(f)	3,853	3,945
MGM Resorts International
6.00%, 3/15/2023	11,330	11,967
6.75%, 5/1/2025	1,495	1,587
5.75%, 6/15/2025	6,942	7,554
4.63%, 9/1/2026	2,640	2,752
5.50%, 4/15/2027	1,468	1,595
Microchip Technology, Inc. 4.25%, 9/1/2025	1,091	1,149
Midcontinent Communications 5.38%, 8/15/2027(f)	2,488	2,591
Mileage Plus Holdings LLC 6.50%, 6/20/2027(f)	4,455	4,850
Minerals Technologies, Inc. 5.00%, 7/1/2028(f)	450	470
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042(a)	745	902
ModivCare, Inc. 5.88%, 11/15/2025(f)	450	478
Molina Healthcare, Inc.
5.38%, 11/15/2022(j)	1,590	1,657
4.38%, 6/15/2028(f)	450	471
3.88%, 11/15/2030(f)	3,655	3,869
Mondelez International, Inc. 0.63%, 7/1/2022	55	55
Moody’s Corp. 2.55%, 8/18/2060	485	446
Moog, Inc. 4.25%, 12/15/2027(f)	450	464
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.74%, 10/15/2021(e)(g)(h)	21,384	21,470
(SOFR + 0.47%), 0.56%, 11/10/2023(e)	95	95
(SOFR + 0.62%), 0.73%, 4/5/2024(e)	86	86
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025(e)(g)(h)	914	960
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026(e)(g)(h)	1,997	2,294
(SOFR + 0.86%), 1.51%, 7/20/2027(e)	440	444
(SOFR + 1.49%), 3.22%, 4/22/2042(e)	60	64
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(f)	2,381	2,131
MPLX LP 4.50%, 4/15/2038	340	391
MSCI, Inc.
5.38%, 5/15/2027(f)	3,195	3,391
4.00%, 11/15/2029(a)(f)	1,662	1,772
3.63%, 9/1/2030(f)	145	152
Murphy Oil USA, Inc. 3.75%, 2/15/2031(f)	3,374	3,366
Nabors Industries Ltd. 7.25%, 1/15/2026(f)	876	819
Nabors Industries, Inc. 5.75%, 2/1/2025	3,645	3,098
National CineMedia LLC 5.88%, 4/15/2028(a)(f)	1,730	1,626
National Rural Utilities Cooperative Finance Corp.
Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.22%, 2/16/2023(e)	103	103
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(e)	3,053	3,331
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(f)	450	469
5.50%, 8/15/2028(f)	2,398	2,437
5.13%, 12/15/2030(f)	2,280	2,274
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050(f)	360	411

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Navient Corp.
6.50%, 6/15/2022	1,925	2,008
5.50%, 1/25/2023	1,163	1,220
5.00%, 3/15/2027	1,330	1,383
4.88%, 3/15/2028	143	144
5.63%, 8/1/2033	803	780
NCR Corp.
8.13%, 4/15/2025(f)	1,030	1,119
5.75%, 9/1/2027(f)	6,319	6,667
5.00%, 10/1/2028(f)	2,390	2,461
5.13%, 4/15/2029(f)	3,384	3,522
6.13%, 9/1/2029(f)	5,370	5,824
NESCO Holdings II, Inc. 5.50%, 4/15/2029(f)	3,315	3,421
Netflix, Inc.
5.50%, 2/15/2022	450	462
4.88%, 4/15/2028	6,870	8,028
5.88%, 11/15/2028	7,453	9,260
5.38%, 11/15/2029(f)	2,603	3,212
4.88%, 6/15/2030(f)	5,791	6,977
New Albertsons LP
7.75%, 6/15/2026	1,535	1,750
6.63%, 6/1/2028	613	664
7.45%, 8/1/2029	392	456
8.00%, 5/1/2031	3,108	3,799
New York Life Global Funding (SOFR + 0.22%), 0.25%, 2/2/2023(e)(f)	250	250
Newell Brands, Inc.
4.70%, 4/1/2026(j)	8,050	8,966
5.87%, 4/1/2036(j)	4,455	5,658
6.00%, 4/1/2046(j)	262	340
News Corp. 3.88%, 5/15/2029(f)	5,359	5,455
Nexstar Media, Inc.
5.63%, 7/15/2027(f)	13,007	13,751
4.75%, 11/1/2028(f)	4,557	4,699
NextEra Energy Capital Holdings, Inc.
1.95%, 9/1/2022	200	203
(ICE LIBOR USD 3 Month + 2.07%), 2.21%, 10/1/2066(e)	5,650	5,367
(ICE LIBOR USD 3 Month + 2.13%), 2.24%, 6/15/2067(e)	2,514	2,369
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(e)	4,282	5,033
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(f)	1,811	1,904
4.25%, 9/15/2024(f)	57	60
4.50%, 9/15/2027(f)	986	1,063
NGL Energy Operating LLC 7.50%, 2/1/2026(f)	2,272	2,334
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)(f)	914	939
Nielsen Finance LLC 5.63%, 10/1/2028(f)	1,585	1,674
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(e)(g)(h)	8,367	8,764
4.80%, 2/15/2044	234	301
NMG Holding Co., Inc. 7.13%, 4/1/2026(f)	8,290	8,849
Nordstrom, Inc. 4.38%, 4/1/2030(a)	500	528
Norfolk Southern Corp. 3.40%, 11/1/2049	590	636
Northern Natural Gas Co. 3.40%, 10/16/2051(f)	20	21
Northrop Grumman Corp. 3.85%, 4/15/2045	1,263	1,475
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(f)	160	187
NortonLifeLock, Inc. 5.00%, 4/15/2025(f)	1,591	1,613
Novelis Corp.
5.88%, 9/30/2026(f)	3,615	3,751
3.25%, 11/15/2026(f)(l)	2,573	2,612
4.75%, 1/30/2030(f)	4,705	5,010
3.88%, 8/15/2031(f)(l)	1,286	1,300
NRG Energy, Inc.
7.25%, 5/15/2026	2,340	2,434
6.63%, 1/15/2027	7,206	7,460
5.75%, 1/15/2028	704	748
3.38%, 2/15/2029(f)	1,950	1,940
5.25%, 6/15/2029(f)	3,187	3,418
3.63%, 2/15/2031(a)(f)	3,605	3,632
Nuance Communications, Inc. 5.63%, 12/15/2026	3,789	3,945
NuStar Logistics LP
5.75%, 10/1/2025	2,025	2,207
6.00%, 6/1/2026	2,167	2,340
5.63%, 4/28/2027	3,035	3,277
6.38%, 10/1/2030	2,025	2,248
Oasis Midstream Partners LP 8.00%, 4/1/2029(f)	4,162	4,328
Oasis Petroleum, Inc. 6.38%, 6/1/2026(f)	1,688	1,747
Occidental Petroleum Corp.
3.50%, 6/15/2025	2,410	2,455
8.00%, 7/15/2025(a)	5,030	5,970
5.88%, 9/1/2025	2,940	3,260
5.50%, 12/1/2025	2,313	2,544
3.40%, 4/15/2026	4,135	4,176
8.50%, 7/15/2027	6,264	7,814
6.38%, 9/1/2028	2,425	2,825
8.88%, 7/15/2030	6,661	8,987
6.63%, 9/1/2030	2,425	2,959
6.13%, 1/1/2031(a)	3,981	4,703
Oceaneering International, Inc.
4.65%, 11/15/2024	2,194	2,180
6.00%, 2/1/2028	1,175	1,182
OGE Energy Corp. 0.70%, 5/26/2023	44	44
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	44	44

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ON Semiconductor Corp. 3.88%, 9/1/2028(f)	3,751	3,907
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023(e)	76	76
OneMain Finance Corp.
6.13%, 5/15/2022	1,830	1,903
5.63%, 3/15/2023(a)	3,088	3,266
6.13%, 3/15/2024	1,060	1,141
6.88%, 3/15/2025	2,110	2,394
7.13%, 3/15/2026	502	591
3.50%, 1/15/2027	1,267	1,289
6.63%, 1/15/2028	4,188	4,837
5.38%, 11/15/2029	1,405	1,543
4.00%, 9/15/2030	1,550	1,542
Oracle Corp.
2.50%, 5/15/2022	324	329
3.80%, 11/15/2037	675	749
Organon & Co.
4.13%, 4/30/2028(f)	7,878	8,078
5.13%, 4/30/2031(f)	4,943	5,091
Outfront Media Capital LLC 5.00%, 8/15/2027(f)	2,492	2,542
Ovintiv Exploration, Inc. 5.38%, 1/1/2026(a)	479	541
Ovintiv, Inc. 8.13%, 9/15/2030	250	344
Owens & Minor, Inc. 4.50%, 3/31/2029(f)	4,018	4,118
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025(f)	1,084	1,211
6.63%, 5/13/2027(f)	2,358	2,547
Pacific Gas and Electric Co. 4.00%, 12/1/2046	665	622
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(f)	6,648	6,781
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028	1,984	1,997
5.15%, 11/15/2029	200	207
PBF Holding Co. LLC
9.25%, 5/15/2025(f)	2,871	2,627
6.00%, 2/15/2028	3,215	1,679
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(f)	164	166
Performance Food Group, Inc.
6.88%, 5/1/2025(f)	400	426
5.50%, 10/15/2027(f)	4,211	4,386
4.25%, 8/1/2029(f)	4,205	4,273
PetSmart, Inc.
4.75%, 2/15/2028(f)	2,606	2,706
7.75%, 2/15/2029(f)	2,226	2,440
PG&E Corp.
5.00%, 7/1/2028(a)	5,914	5,759
5.25%, 7/1/2030	503	491
PGT Innovations, Inc. 6.75%, 8/1/2026(f)	2,080	2,174
Philip Morris International, Inc.
2.63%, 2/18/2022	50	51
1.13%, 5/1/2023	100	102
4.38%, 11/15/2041(a)	595	709
4.25%, 11/10/2044(a)	945	1,130
Phillips 66 4.88%, 11/15/2044(a)	605	765
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(f)	10,815	11,815
Pike Corp. 5.50%, 9/1/2028(f)	2,448	2,498
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(f)	4,180	4,473
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(e)(g)(h)	3,381	3,022
Plantronics, Inc. 4.75%, 3/1/2029(a)(f)	2,758	2,689
Playtika Holding Corp. 4.25%, 3/15/2029(f)	499	498
PM General Purchaser LLC 9.50%, 10/1/2028(f)	1,853	1,946
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.75%, 11/1/2021(e)(g)(h)	10,102	10,124
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(e)(g)(h)	8,712	9,073
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(e)(g)(h)	4,756	5,309
Post Holdings, Inc.
5.75%, 3/1/2027(f)	5,380	5,600
5.63%, 1/15/2028(f)	4,358	4,587
5.50%, 12/15/2029(f)	2,860	3,060
4.63%, 4/15/2030(f)	3,100	3,158
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.81%, 3/30/2067(e)	12,547	12,571
PPL Electric Utilities Corp. (ICE LIBOR USD 3 Month + 0.25%), 0.40%, 9/28/2023(e)	229	229
Presidio Holdings, Inc. 4.88%, 2/1/2027(f)	2,415	2,489
Prestige Brands, Inc.
5.13%, 1/15/2028(f)	900	951
3.75%, 4/1/2031(f)	1,784	1,764
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(f)	2,054	2,205
Prime Security Services Borrower LLC
5.75%, 4/15/2026(f)	8,487	9,293
3.38%, 8/31/2027(f)	3,328	3,237
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(e)(g)(h)	7,704	8,051
Prologis LP REIT, 2.13%, 10/15/2050	1,080	963

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Protective Life Global Funding 0.63%, 10/13/2023(f)	150	151
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(e)	4,231	4,460
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(e)	19,489	20,882
PTC, Inc.
3.63%, 2/15/2025(f)	923	948
4.00%, 2/15/2028(f)	820	848
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	125	125
Qorvo, Inc. 4.38%, 10/15/2029(a)	1,479	1,610
Quicken Loans LLC
5.25%, 1/15/2028(f)	5,290	5,568
3.63%, 3/1/2029(f)	1,479	1,483
3.88%, 3/1/2031(f)	1,233	1,257
QVC, Inc. 4.38%, 3/15/2023	2,087	2,193
Qwest Corp. 7.25%, 9/15/2025	325	384
Radian Group, Inc.
4.50%, 10/1/2024(a)	2,265	2,421
4.88%, 3/15/2027	1,859	2,022
Rain CII Carbon LLC 7.25%, 4/1/2025(f)	4,225	4,352
Range Resources Corp.
4.88%, 5/15/2025(a)	3,485	3,614
8.25%, 1/15/2029(f)	2,764	3,060
Raytheon Technologies Corp.
2.80%, 3/15/2022	50	51
2.50%, 12/15/2022	134	137
4.15%, 5/15/2045	570	691
RBS Global, Inc. 4.88%, 12/15/2025(f)	1,560	1,591
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	485	469
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(f)	295	302
Rent-A-Center, Inc. 6.38%, 2/15/2029(f)	474	509
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(f)	4,462	4,456
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027	8,392	8,680
REIT, 4.50%, 2/15/2029(f)	2,463	2,488
Rite Aid Corp.
7.50%, 7/1/2025(f)	5,077	5,096
8.00%, 11/15/2026(f)	8,786	8,819
Roper Technologies, Inc. 3.13%, 11/15/2022	93	96
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(f)	2,590	2,940
9.13%, 6/15/2023(f)	447	486
11.50%, 6/1/2025(f)	7,504	8,592
RP Escrow Issuer LLC 5.25%, 12/15/2025(f)	1,927	1,970
RR Donnelley & Sons Co. 8.25%, 7/1/2027(a)	450	512
Ryder System, Inc. 2.50%, 9/1/2022	100	102
S&P Global, Inc. 2.30%, 8/15/2060	1,570	1,396
Sabre GLBL, Inc.
9.25%, 4/15/2025(f)	1,432	1,676
7.38%, 9/1/2025(f)	2,875	3,070
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	3,980	4,023
REIT, 3.13%, 2/1/2029(f)	1,050	1,031
Science Applications International Corp. 4.88%, 4/1/2028(f)	710	745
Scientific Games International, Inc. 5.00%, 10/15/2025(f)	3,907	4,008
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,261
4.50%, 10/15/2029	1,140	1,189
4.00%, 4/1/2031(f)	2,754	2,767
Scripps Escrow II, Inc.
3.88%, 1/15/2029(f)	1,359	1,359
5.38%, 1/15/2031(f)	1,315	1,312
Scripps Escrow, Inc. 5.88%, 7/15/2027(f)	880	911
Seagate HDD Cayman
4.25%, 3/1/2022	384	390
3.13%, 7/15/2029(f)	50	49
5.75%, 12/1/2034	356	421
Sealed Air Corp.
5.25%, 4/1/2023(f)	633	666
5.13%, 12/1/2024(f)	355	385
4.00%, 12/1/2027(f)	212	227
6.88%, 7/15/2033(f)	100	128
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(f)	404	436
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(e)(g)(h)	12,275	13,395
Sensata Technologies BV
4.88%, 10/15/2023(f)	4,531	4,848
5.63%, 11/1/2024(f)	1,825	2,033
5.00%, 10/1/2025(f)	172	192
4.00%, 4/15/2029(f)	3,595	3,689
Sensata Technologies, Inc. 3.75%, 2/15/2031(f)	878	885
Service Corp. International
7.50%, 4/1/2027	2,735	3,330
4.63%, 12/15/2027	825	868
5.13%, 6/1/2029	3,005	3,246
3.38%, 8/15/2030	1,412	1,408
4.00%, 5/15/2031	2,700	2,787
Sinclair Television Group, Inc.
5.88%, 3/15/2026(f)	205	210
5.13%, 2/15/2027(a)(f)	2,890	2,875
5.50%, 3/1/2030(a)(f)	1,622	1,620
4.13%, 12/1/2030(f)	2,735	2,654

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sirius XM Radio, Inc.
4.63%, 7/15/2024(f)	3,744	3,833
5.38%, 7/15/2026(f)	7,266	7,502
5.00%, 8/1/2027(f)	21,745	22,724
4.00%, 7/15/2028(f)	2,236	2,307
5.50%, 7/1/2029(f)	4,207	4,607
Six Flags Entertainment Corp.
4.88%, 7/31/2024(f)	8,491	8,533
5.50%, 4/15/2027(f)	874	901
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(f)	1,390	1,484
SM Energy Co.
5.63%, 6/1/2025	3,980	3,910
6.75%, 9/15/2026(a)	968	961
6.50%, 7/15/2028(a)	1,006	1,002
Sotheby’s 7.38%, 10/15/2027(a)(f)	1,512	1,615
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022(e)(g)(h)	2,040	2,074
3.65%, 2/1/2050	595	607
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(f)	7	7
Southern Power Co. Series E, 2.50%, 12/15/2021	124	125
Southwestern Energy Co.
6.45%, 1/23/2025(j)	3,097	3,391
7.50%, 4/1/2026(a)	477	503
7.75%, 10/1/2027(a)	1,165	1,250
8.38%, 9/15/2028(a)	350	390
Spectrum Brands, Inc.
5.75%, 7/15/2025	450	462
5.00%, 10/1/2029(f)	2,486	2,632
5.50%, 7/15/2030(f)	2,560	2,771
3.88%, 3/15/2031(f)	1,561	1,562
Spirit AeroSystems, Inc.
5.50%, 1/15/2025(f)	1,347	1,414
7.50%, 4/15/2025(f)	4,150	4,399
Sprint Capital Corp.
6.88%, 11/15/2028	50	64
8.75%, 3/15/2032	18,554	28,599
Sprint Communications, Inc. 11.50%, 11/15/2021	305	314
Sprint Corp.
7.25%, 9/15/2021	1,006	1,012
7.88%, 9/15/2023	18,616	21,062
7.13%, 6/15/2024	6,327	7,274
7.63%, 2/15/2025	30,836	36,350
7.63%, 3/1/2026	29,453	35,977
SPX FLOW, Inc. 5.88%, 8/15/2026(f)	2,625	2,712
SRS Distribution, Inc. 4.63%, 7/1/2028(f)	3,290	3,356
SS&C Technologies, Inc. 5.50%, 9/30/2027(f)	8,338	8,825
Standard Industries, Inc.
5.00%, 2/15/2027(a)(f)	1,647	1,698
4.75%, 1/15/2028(f)	8,598	8,950
3.38%, 1/15/2031(f)	2,105	2,041
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060(e)	670	717
Staples, Inc.
7.50%, 4/15/2026(f)	15,693	15,928
10.75%, 4/15/2027(a)(f)	7,739	7,507
Starbucks Corp.
1.30%, 5/7/2022	117	118
3.75%, 12/1/2047	475	541
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.72%, 9/15/2021(e)(g)(h)	1,960	1,963
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(e)	184	188
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(e)(g)(h)	6,148	6,561
Station Casinos LLC
5.00%, 10/1/2025(f)	2,010	2,033
4.50%, 2/15/2028(f)	5,250	5,276
Stericycle, Inc. 3.88%, 1/15/2029(f)	1,821	1,846
Stevens Holding Co., Inc. 6.13%, 10/1/2026(f)	1,940	2,081
Suburban Propane Partners LP 5.00%, 6/1/2031(f)	1,880	1,953
Summit Materials LLC
5.13%, 6/1/2025(f)	1,270	1,282
5.25%, 1/15/2029(f)	3,005	3,189
Sunoco LP
6.00%, 4/15/2027	2,015	2,103
5.88%, 3/15/2028	423	445
4.50%, 5/15/2029	2,310	2,362
SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026(e)(g)(h)	11,860	12,320
Switch Ltd.
3.75%, 9/15/2028(f)	845	864
4.13%, 6/15/2029(f)	1,447	1,491
Synaptics, Inc. 4.00%, 6/15/2029(f)	1,584	1,606
Syneos Health, Inc. 3.63%, 1/15/2029(f)	911	904
Sysco Corp. 3.30%, 2/15/2050	220	227
Tallgrass Energy Partners LP
5.50%, 9/15/2024(f)	1,348	1,365
7.50%, 10/1/2025(f)	7,631	8,280
6.00%, 3/1/2027(f)	1,000	1,032
5.50%, 1/15/2028(f)	710	726
6.00%, 12/31/2030(f)	2,260	2,373

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Talos Production, Inc. 12.00%, 1/15/2026	50	52
Targa Resources Partners LP
5.88%, 4/15/2026	4,488	4,695
6.50%, 7/15/2027	3,538	3,843
5.00%, 1/15/2028	1,745	1,835
6.88%, 1/15/2029	1,906	2,141
4.88%, 2/1/2031(f)	4,010	4,336
4.00%, 1/15/2032(f)	3,301	3,412
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(f)	3,117	2,891
TEGNA, Inc.
5.50%, 9/15/2024(a)(f)	303	307
4.75%, 3/15/2026(f)	547	580
4.63%, 3/15/2028(a)	3,389	3,491
Tempur Sealy International, Inc. 4.00%, 4/15/2029(f)	8,623	8,839
Tenet Healthcare Corp.
4.63%, 7/15/2024	5,448	5,516
4.63%, 9/1/2024(f)	1,018	1,041
7.50%, 4/1/2025(f)	1,374	1,477
4.88%, 1/1/2026(f)	22,644	23,380
6.25%, 2/1/2027(f)	17,904	18,643
5.13%, 11/1/2027(f)	11,231	11,764
4.63%, 6/15/2028(f)	562	582
4.25%, 6/1/2029(f)	3,354	3,421
Tenneco, Inc.
5.38%, 12/15/2024	93	93
5.00%, 7/15/2026(a)	4,090	4,034
7.88%, 1/15/2029(f)	2,336	2,640
5.13%, 4/15/2029(f)	2,780	2,856
Terex Corp. 5.00%, 5/15/2029(f)	4,086	4,234
TerraForm Power Operating LLC 4.25%, 1/31/2023(f)	1,869	1,918
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(k)	16,772	25
8.50%, 12/1/2021‡(k)	12,477	13
T-Mobile USA, Inc.
4.50%, 2/1/2026	10,879	11,132
4.75%, 2/1/2028	21,452	22,804
2.25%, 11/15/2031(a)	1,120	1,123
3.00%, 2/15/2041(a)	410	413
Topaz Solar Farms LLC 5.75%, 9/30/2039(f)	394	458
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.56%, 5/17/2022(e)	50	50
(ICE LIBOR USD 3 Month + 0.48%), 0.61%, 9/8/2022(e)	140	141
TransDigm, Inc. 6.25%, 3/15/2026(f)	9,380	9,837
Transocean Guardian Ltd. 5.88%, 1/15/2024(f)	2,626	2,488
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)(f)	3,889	3,841
Transocean Poseidon Ltd. 6.88%, 2/1/2027(f)	2,361	2,302
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)(f)	339	335
Transocean, Inc. 11.50%, 1/30/2027(f)	3,008	2,993
TreeHouse Foods, Inc. 4.00%, 9/1/2028	325	325
TriMas Corp. 4.13%, 4/15/2029(f)	4,182	4,245
Trinseo Materials Operating SCA
5.38%, 9/1/2025(f)	9,060	9,247
5.13%, 4/1/2029(f)	2,568	2,613
TripAdvisor, Inc. 7.00%, 7/15/2025(f)	1,640	1,747
Triton Water Holdings, Inc. 6.25%, 4/1/2029(f)	2,758	2,761
Triumph Group, Inc.
8.88%, 6/1/2024(f)	231	256
6.25%, 9/15/2024(f)	545	548
7.75%, 8/15/2025(a)	1,670	1,678
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(e)(g)(h)	927	986
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024(e)(g)(h)	3,872	3,974
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025(e)(g)(h)	1,695	1,852
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(e)(g)(h)	8,713	9,366
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(e)(g)(h)	15,283	17,575
TTM Technologies, Inc. 4.00%, 3/1/2029(a)(f)	2,219	2,233
Tucson Electric Power Co. 4.00%, 6/15/2050	741	901
Tutor Perini Corp. 6.88%, 5/1/2025(a)(f)	226	233
TWDC Enterprises 18 Corp. 2.55%, 2/15/2022	242	245
Twilio, Inc.
3.63%, 3/15/2029	1,586	1,624
3.88%, 3/15/2031	1,586	1,659
Twitter, Inc. 3.88%, 12/15/2027(f)	450	481
Under Armour, Inc. 3.25%, 6/15/2026(a)	2,136	2,213
Unisys Corp. 6.88%, 11/1/2027(f)	300	327

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United Airlines Holdings, Inc.
4.25%, 10/1/2022	100	101
5.00%, 2/1/2024(a)	2,604	2,700
4.88%, 1/15/2025(a)	2,345	2,404
United Airlines, Inc. 4.38%, 4/15/2026(f)	4,662	4,797
United Rentals North America, Inc.
5.88%, 9/15/2026	931	962
5.50%, 5/15/2027	10,010	10,523
4.88%, 1/15/2028	3,315	3,501
5.25%, 1/15/2030	2,500	2,735
3.88%, 2/15/2031	5,089	5,235
United States Cellular Corp. 6.70%, 12/15/2033	4,296	5,338
United States Steel Corp. 6.88%, 3/1/2029(a)	2,747	2,982
UnitedHealth Group, Inc. 3.05%, 5/15/2041	180	193
Uniti Group LP REIT, 7.13%, 12/15/2024(f)	55	57
Univision Communications, Inc. 4.50%, 5/1/2029(f)	1,305	1,308
Urban One, Inc. 7.38%, 2/1/2028(f)	444	475
US Bancorp Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027(e)(g)(h)	1,414	1,615
US Bank NA (BSBY3M + 0.17%), 0.26%, 6/2/2023(e)	250	250
Vail Resorts, Inc. 6.25%, 5/15/2025(f)	1,642	1,744
Valvoline, Inc.
4.25%, 2/15/2030(f)	3,267	3,394
3.63%, 6/15/2031(f)	300	298
Vector Group Ltd.
10.50%, 11/1/2026(f)	464	494
5.75%, 2/1/2029(f)	1,662	1,687
Venator Finance SARL 5.75%, 7/15/2025(f)	3,375	3,240
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029(f)	1,286	1,313
Verizon Communications, Inc.
4.40%, 11/1/2034	595	721
4.27%, 1/15/2036	1,135	1,364
3.40%, 3/22/2041	270	292
3.85%, 11/1/2042	635	736
ViacomCBS, Inc.
4.95%, 5/19/2050(a)	1,480	1,904
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(a)(e)	3,472	3,534
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	12,291	14,073
VICI Properties LP
REIT, 3.50%, 2/15/2025(f)	527	536
REIT, 4.25%, 12/1/2026(f)	8,012	8,335
REIT, 3.75%, 2/15/2027(f)	1,875	1,929
REIT, 4.63%, 12/1/2029(f)	4,688	5,016
REIT, 4.13%, 8/15/2030(f)	1,620	1,704
Vine Energy Holdings LLC 6.75%, 4/15/2029(f)	5,688	5,930
Virginia Electric and Power Co. 2.95%, 1/15/2022(a)	104	105
Vista Outdoor, Inc. 4.50%, 3/15/2029(f)	7,790	7,932
Vistra Operations Co. LLC
5.50%, 9/1/2026(f)	1,077	1,109
5.63%, 2/15/2027(f)	6,875	7,133
5.00%, 7/31/2027(f)	1,266	1,307
4.38%, 5/1/2029(f)	1,498	1,536
VMware, Inc. 2.20%, 8/15/2031	215	215
W.R. Grace & Co.-Conn. 5.63%, 10/1/2024(f)	1,010	1,122
Wabash National Corp. 5.50%, 10/1/2025(f)	3,730	3,786
Weatherford International Ltd.
8.75%, 9/1/2024(f)	400	416
11.00%, 12/1/2024(f)	1,175	1,216
Weekley Homes LLC 4.88%, 9/15/2028(f)	599	619
Welbilt, Inc. 9.50%, 2/15/2024	940	975
Wells Fargo & Co.
3.07%, 1/24/2023	100	101
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(e)(g)(h)	7,127	7,683
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(g)(h)	2,207	2,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(e)(g)(h)	36,912	38,320
(SOFR + 4.50%), 5.01%, 4/4/2051(e)	575	801
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(e)	250	250
WESCO Distribution, Inc.
7.13%, 6/15/2025(f)	5,708	6,136
7.25%, 6/15/2028(f)	5,708	6,353
Western Digital Corp. 4.75%, 2/15/2026(a)	4,512	5,008
William Carter Co. (The) 5.63%, 3/15/2027(f)	9,312	9,743
Windstream Escrow LLC 7.75%, 8/15/2028(a)(f)	2,115	2,157
WMG Acquisition Corp. 3.00%, 2/15/2031(f)	4,575	4,431
Wolverine Escrow LLC
8.50%, 11/15/2024(f)	101	98
9.00%, 11/15/2026(f)	10,203	9,845
13.13%, 11/15/2027(a)(f)	444	368

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wynn Las Vegas LLC 5.50%, 3/1/2025(f)	11,657	12,327
Wynn Resorts Finance LLC 5.13%, 10/1/2029(f)	6,555	6,815
Xerox Holdings Corp. 5.00%, 8/15/2025(f)	1,512	1,611
XPO Logistics, Inc.
6.13%, 9/1/2023(f)	4,967	4,988
6.75%, 8/15/2024(f)	4,161	4,317
Yum! Brands, Inc.
7.75%, 4/1/2025(f)	2,457	2,657
4.75%, 1/15/2030(f)	1,834	2,008
3.63%, 3/15/2031	4,213	4,297
4.63%, 1/31/2032	3,567	3,830
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(f)	4,371	4,349
Zoetis, Inc. 3.25%, 8/20/2021	123	123
ZoomInfo Technologies LLC 3.88%, 2/1/2029(f)	667	668

		3,913,447

TOTAL CORPORATE BONDS (Cost $4,602,971)		4,827,650

EQUITY-LINKED NOTES — 6.0%
Citigroup Global Markets Holdings, Inc., ELN, 6.00%, 9/22/2021, (linked to Russell 2000 Index)	60	134,304
Credit Suisse AG, ELN, 6.50%, 11/3/2021, (linked to Russell 2000 Index)	65	142,462
National Bank of Canada, ELN, 6.00%,10/5/2021, (linked to Russell 2000 Index)	60	134,181
National Bank of Canada, ELN, 6.00%,8/25/2021, (linked to Russell 2000 Index)	60	134,825
UBS AG, ELN, 6.00%, 10/20/2021, (linked to Russell 2000 Index)	63	138,582
UBS AG, ELN, 6.50%, 9/3/2021, (linked to Russell 2000 Index)	62	138,071

TOTAL EQUITY-LINKED NOTES (Cost $820,937)		822,425

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Bermuda — 0.0%(c)
Bellemeade Re Ltd.
Series 2019-1A, Class M2, 2.79%, 3/25/2029‡(f)(m)	1,000	1,006
Eagle RE Ltd.
Series 2019-1, Class M2, 3.39%, 4/25/2029‡(f)(m)	1,980	2,006

		3,012

United States — 4.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 2.51%, 2/25/2035(m)	1,031	1,066
Series 2005-2, Class 3A1, 2.86%, 6/25/2035(m)	716	709
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	6
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	82	79
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	15	13
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	98	98
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	362	362
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	38	39
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	233	236
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,960	3,981
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	377	381
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	570	573
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	2,346	2,366
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	60	59
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	7,193	7,167
Series 2005-J2, Class 1A5, 0.59%, 4/25/2035(m)	4,640	3,867
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,892	2,832
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	341	340
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	3,048	2,927
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	1,758	1,724
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,208	1,217
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	643	614
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	2,863	2,814
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	131	125

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,404		1,355
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	516		522
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,307		1,321
Series 2005-J14, Class A3, 5.50%, 12/25/2035	286		242
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,511		1,275
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,263		1,066
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2036	86		87
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	345		279
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	121		110
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	3,597		3,659
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	702		682
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,354		1,044
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	501		406
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	234		180
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,575		1,928
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	172		138
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	153		109
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 0.63%, 3/25/2037(m)	5,075		2,462
Series 2005-1, Class 6A, 2.16%, 6/25/2045(m)	114		117
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(f)(m)	2,250		2,254
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(f)(m)	7,000		7,092
Series 2019-6, Class B1, 3.94%, 11/25/2059(f)(m)	4,000		4,013
Series 2019-6, Class B3, 6.00%, 11/25/2059‡(f)(m)	1,285		1,225
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(f)(m)	4,000		4,069
Series 2019-4, Class B1, 4.41%, 7/26/2049(f)(m)	5,000		5,089
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2		2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	519		520
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	578		585
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	1,690		1,692
Series 2006-5, Class CB7, 6.00%, 6/25/2046	349		345
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	54		50
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,534		1,521
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	182		187
Series 2006-A, Class 1A1, 2.69%, 2/20/2036(m)	672		674
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	298		298
Series 2007-5, Class 4A1, 0.46%, 7/25/2037(m)	3,110		2,223
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 2.46%, 2/25/2034(m)	317		323
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	178		181
Bear Stearns ALT-A Trust
Series 2006-8, Class 3A1, 0.41%, 2/25/2034(m)	255		247
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class M1, 1.10%, 10/25/2034‡(m)	328		67
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 2.48%, 6/25/2035(m)	—	(d)	—	(d)
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,163		780
Series 2006-S4, Class A5, 6.00%, 12/25/2036	875		595
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	217		154
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.84%, 5/25/2023(f)(m)	4,530		4,538
Series 2018-GT1, Class B, 3.59%, 5/25/2023‡(f)(m)	795		795
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	108		91
Series 2004-25, Class 2A1, 0.77%, 2/25/2035(m)	2,331		2,193
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,505		1,250
Series 2005-31, Class 2A1, 2.54%, 1/25/2036(m)	682		628
Series 2005-30, Class A5, 5.50%, 1/25/2036	140		115
Series 2006-HYB1, Class 2A2C, 2.68%, 3/20/2036(m)	2,257		2,232
Series 2006-HYB2, Class 2A1B, 2.89%, 4/20/2036(m)	669		640

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	102	81
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,170	813
Series 2006-15, Class A1, 6.25%, 10/25/2036	91	65
Series 2006-17, Class A2, 6.00%, 12/25/2036	334	213
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,983	1,533
Series 2007-2, Class A2, 6.00%, 3/25/2037	122	86
Series 2007-3, Class A18, 6.00%, 4/25/2037	960	709
Series 2007-10, Class A4, 5.50%, 7/25/2037	122	82
Series 2007-13, Class A4, 6.00%, 8/25/2037	254	187
Series 2007-16, Class A1, 6.50%, 10/25/2037	2,354	1,650
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	491	288
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A9, 6.00%, 5/25/2037	405	404
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 2.84%, 8/25/2035(m)	86	89
Series 2005-11, Class A2A, 2.53%, 10/25/2035(m)	197	200
Series 2006-AR3, Class 1A1A, 3.03%, 6/25/2036(m)	1,155	1,172
Series 2006-AR5, Class 1A5A, 3.03%, 7/25/2036(m)	510	501
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 2.86%, 8/25/2035(m)	265	277
Series 2005-6, Class A1, 2.22%, 9/25/2035(m)	370	386
Series 2006-8, Class A3, 0.44%, 10/25/2035(f)(m)	596	369
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	96	88
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.49%, 4/25/2031‡(f)(m)	4,334	4,357
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(f)(m)	1,953	1,963
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(f)(m)	5,241	5,280
Series 2019-R03, Class 1M2, 2.24%, 9/25/2031(f)(m)	628	631
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039(f)(m)	317	318
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039(f)(m)	268	269
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039‡(f)(m)	6,272	6,294
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(f)(m)	4,813	4,837
Series 2020-R02, Class 2M2, 2.09%, 1/25/2040(f)(m)	8,167	8,202
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040(f)(m)	266	268
Series 2020-R02, Class 2B1, 3.09%, 1/25/2040(f)(m)	6,324	6,293
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	109
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	217	221
Series 2004-AR4, Class 4A1, 2.49%, 5/25/2034(m)	1,154	1,191
Series 2004-AR4, Class 2A1, 2.84%, 5/25/2034(m)	286	296
Series 2004-AR5, Class 6A1, 2.37%, 6/25/2034(m)	336	353
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	1,928	2,024
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	102	104
Series 2005-4, Class 2A5, 0.64%, 6/25/2035(m)	2,980	2,253
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	333	309
CSFB Mortgage-Backed Trust
Series 2004-AR6, Class 7A1, 2.71%, 10/25/2034(m)	839	853
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.60%, 10/25/2026(m)	40	40
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	404	303
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(f)(m)	3,000	3,037
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(f)(m)	5,250	5,334
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(f)(m)	2,000	2,011
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.35%, 2/25/2020(m)	22	22

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-2, Class 2A1, 0.39%, 3/25/2020(m)	4	4
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 0.61%, 8/19/2045(m)	1,557	1,509
FHLMC STACR REMIC Trust
Series 2020-HQA1, Class B2, 5.19%, 1/25/2050(f)(m)	4,000	4,040
Series 2020-DNA2, Class M2, 1.94%, 2/25/2050(f)(m)	3,000	3,021
Series 2021-DNA1, Class B2, 4.80%, 1/25/2051‡(f)(m)	8,000	8,075
FHLMC STACR Trust
Series 2018-DNA2, Class M2, 2.24%, 12/25/2030‡(f)(m)	11,100	11,221
Series 2018-HQA2, Class M2, 2.39%, 10/25/2048(f)(m)	7,260	7,319
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class B1, 4.54%, 3/25/2030(m)	3,000	3,150
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(m)	14,323	14,449
Series 2021-DNA2, Class B2, 6.05%, 8/25/2033(f)(m)	18,050	19,913
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 5.91%, 6/15/2042(m)	2,635	489
Series 4097, Class ES, IF, IO, 6.01%, 8/15/2042(m)	3,816	686
Series 4103, Class SB, IF, IO, 5.96%, 9/15/2042(m)	4,273	955
Series 4425, Class SA, IF, IO, 5.96%, 1/15/2045(m)	4,690	895
Series 4594, Class SG, IF, IO, 5.91%, 6/15/2046(m)	4,246	983
Series 4606, Class SB, IF, IO, 5.91%, 8/15/2046(m)	7,832	1,731
Series 4614, Class SK, IF, IO, 5.91%, 9/15/2046(m)	13,938	3,177
Series 4616, Class HS, IF, IO, 5.91%, 9/15/2046(m)	5,135	1,100
Series 4703, Class SA, IF, IO, 6.06%, 7/15/2047(m)	7,661	1,624
Series 4718, Class SD, IF, IO, 6.06%, 9/15/2047(m)	4,040	720
Series 4768, Class SG, IF, IO, 6.11%, 3/15/2048(m)	3,161	628
Series 4820, Class ES, IF, IO, 6.11%, 3/15/2048(m)	2,365	359
Series 4834, Class SA, IF, IO, 6.06%, 10/15/2048(m)	5,147	812
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049(m)	7,884	1,473
Series 4839, Class WS, IF, IO, 6.01%, 8/15/2056(m)	8,735	1,974
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 5.86%, 7/15/2042(m)	2,599	411
Series 274, Class S1, IF, IO, 5.91%, 8/15/2042(m)	3,574	705
Series 278, Class S1, IF, IO, 5.96%, 9/15/2042(m)	3,228	646
Series 279, Class S6, IF, IO, 5.96%, 9/15/2042(m)	2,437	504
Series 300, Class S1, IF, IO, 6.01%, 1/15/2043(m)	3,025	635
Series 311, Class S1, IF, IO, 5.86%, 8/15/2043(m)	1,761	296
Series 316, Class S7, IF, IO, 6.01%, 11/15/2043(m)	2,872	532
Series 326, Class S2, IF, IO, 5.86%, 3/15/2044(m)	3,587	858
Series 336, Class S1, IF, IO, 5.96%, 8/15/2044(m)	2,453	567
Series 337, Class S1, IF, IO, 5.96%, 9/15/2044(m)	1,952	410
Series 356, Class S5, IF, IO, 5.91%, 9/15/2047(m)	11,565	2,793
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	16	12
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.84%, 7/25/2029(m)	1,820	2,007
Series 2017-C05, Class 1M2, 2.29%, 1/25/2030(m)	5,330	5,439
Series 2017-C06, Class 1M2, 2.74%, 2/25/2030(m)	2,913	2,964
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030(m)	1,861	1,880
Series 2018-C01, Class 1M2, 2.34%, 7/25/2030(m)	6,429	6,501
Series 2018-C02, Class 2M2, 2.29%, 8/25/2030(m)	321	324
Series 2018-C03, Class 1M2, 2.24%, 10/25/2030(m)	4,409	4,475
Series 2018-C04, Class 2M2, 2.64%, 12/25/2030(m)	10,810	10,946
Series 2018-C05, Class 1M2, 2.44%, 1/25/2031(m)	6,185	6,258
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 5.86%, 12/25/2041(m)	2,986	485
Series 2012-20, Class SL, IF, IO, 6.36%, 3/25/2042(m)	3,771	774
Series 2012-35, Class SN, IF, IO, 6.36%, 4/25/2042(m)	4,139	938

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-75, Class DS, IF, IO, 5.86%, 7/25/2042(m)	4,077	721
Series 2012-128, Class MS, IF, IO, 6.06%, 11/25/2042(m)	1,683	384
Series 2013-124, Class SB, IF, IO, 5.86%, 12/25/2043(m)	4,449	868
Series 2013-136, Class SB, IF, IO, 5.81%, 1/25/2044(m)	4,221	772
Series 2015-35, Class SA, IF, IO, 5.51%, 6/25/2045(m)	4,306	749
Series 2015-37, Class ST, IF, IO, 5.53%, 6/25/2045(m)	3,925	694
Series 2016-1, Class SJ, IF, IO, 6.06%, 2/25/2046(m)	9,487	1,856
Series 2016-77, Class SA, IF, IO, 5.91%, 10/25/2046(m)	3,565	677
Series 2017-1, Class SA, IF, IO, 5.96%, 2/25/2047(m)	3,984	854
Series 2017-16, Class SM, IF, IO, 5.96%, 3/25/2047(m)	2,319	519
Series 2017-37, Class AS, IF, IO, 6.01%, 5/25/2047(m)	10,885	2,463
Series 2018-14, Class SA, IF, IO, 6.11%, 3/25/2048(m)	7,123	1,487
Series 2018-15, Class JS, IF, IO, 6.11%, 3/25/2048(m)	4,404	862
Series 2018-16, Class SN, IF, IO, 6.16%, 3/25/2048(m)	1,796	333
Series 2018-27, Class SE, IF, IO, 6.11%, 5/25/2048(m)	3,168	702
Series 2018-60, Class SK, IF, IO, 5.61%, 8/25/2048(m)	3,140	689
Series 2018-73, Class SC, IF, IO, 6.11%, 10/25/2048(m)	7,139	1,403
Series 2019-9, Class SM, IF, IO, 5.96%, 3/25/2049(m)	4,070	656
Series 2019-20, Class BS, IF, IO, 5.96%, 5/25/2049(m)	1,423	186
GCAT Trust
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(f)(m)	5,000	5,125
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(f)(m)	3,000	3,055
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.21%, 8/19/2034(m)	330	318
Series 2005-AR1, Class 3A, 3.76%, 3/18/2035(m)	100	98
GNMA
Series 2014-25, Class HS, IF, IO, 6.02%, 2/20/2044(m)	2,866	648
Series 2015-124, Class SB, IF, IO, 6.17%, 9/20/2045(m)	5,256	1,084
Series 2015-149, Class GS, IF, IO, 6.17%, 10/20/2045(m)	4,955	1,178
Series 2016-111, Class SA, IF, IO, 6.02%, 8/20/2046(m)	2,501	566
Series 2016-120, Class NS, IF, IO, 6.02%, 9/20/2046(m)	7,086	1,516
Series 2017-11, Class AS, IF, IO, 6.02%, 1/20/2047(m)	2,951	590
Series 2017-55, Class AS, IF, IO, 6.07%, 4/20/2047(m)	1,912	369
Series 2017-56, Class SC, IF, IO, 6.07%, 4/20/2047(m)	4,141	839
Series 2017-68, Class SA, IF, IO, 6.07%, 5/20/2047(m)	4,059	822
Series 2017-67, Class ST, IF, IO, 6.12%, 5/20/2047(m)	7,319	1,575
Series 2017-75, Class SD, IF, IO, 6.12%, 5/20/2047(m)	1,614	286
Series 2017-80, Class AS, IF, IO, 6.12%, 5/20/2047(m)	4,037	804
Series 2017-93, Class SE, IF, IO, 6.12%, 6/20/2047(m)	3,037	616
Series 2017-107, Class SL, IF, IO, 6.12%, 7/20/2047(m)	8,274	1,762
Series 2017-112, Class S, IF, IO, 6.12%, 7/20/2047(m)	6,368	1,223
Series 2017-120, Class QS, IF, IO, 6.12%, 8/20/2047(m)	3,491	645

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-134, Class SB, IF, IO, 6.12%, 9/20/2047(m)	3,575	601
Series 2017-141, Class QS, IF, IO, 6.12%, 9/20/2047(m)	7,476	1,330
Series 2017-149, Class QS, IF, IO, 6.12%, 10/20/2047(m)	3,952	780
Series 2018-1, Class ST, IF, IO, 6.12%, 1/20/2048(m)	8,148	1,679
Series 2018-11, Class SA, IF, IO, 6.12%, 1/20/2048(m)	3,820	476
Series 2018-6, Class CS, IF, IO, 6.12%, 1/20/2048(m)	2,722	616
Series 2018-36, Class SG, IF, IO, 6.12%, 3/20/2048(m)	7,771	1,704
Series 2018-63, Class SB, IF, IO, 6.12%, 4/20/2048(m)	1,472	282
Series 2018-64, Class GS, IF, IO, 6.12%, 5/20/2048(m)	5,183	779
Series 2018-65, Class SE, IF, IO, 6.12%, 5/20/2048(m)	6,101	1,142
Series 2018-92, Class SH, IF, IO, 6.12%, 7/20/2048(m)	3,304	603
Series 2018-115, Class DS, IF, IO, 6.12%, 8/20/2048(m)	8,147	1,571
Series 2018-126, Class CS, IF, IO, 6.12%, 9/20/2048(m)	5,010	811
Series 2018-146, Class S, IF, IO, 6.07%, 10/20/2048(m)	3,870	698
Series 2018-147, Class SD, IF, IO, 6.07%, 10/20/2048(m)	9,752	1,813
Series 2018-168, Class SA, IF, IO, 6.02%, 12/20/2048(m)	4,035	704
Series 2019-16, Class SB, IF, IO, 5.97%, 2/20/2049(m)	6,211	978
Series 2019-22, Class SM, IF, IO, 5.97%, 2/20/2049(m)	16,394	3,283
Series 2019-23, Class JS, IF, IO, 5.97%, 2/20/2049(m)	5,001	692
Series 2019-30, Class SA, IF, IO, 5.97%, 3/20/2049(m)	7,308	1,163
Series 2019-38, Class SN, IF, IO, 5.97%, 3/20/2049(m)	7,788	1,516
Series 2019-41, Class CS, IF, IO, 5.97%, 3/20/2049(m)	6,040	875
Series 2019-42, Class SJ, IF, IO, 5.97%, 4/20/2049(m)	6,497	996
Series 2019-56, Class GS, IF, IO, 6.07%, 5/20/2049(m)	3,840	569
Series 2019-69, Class DS, IF, IO, 6.02%, 6/20/2049(m)	4,057	675
Series 2019-70, Class SM, IF, IO, 6.02%, 6/20/2049(m)	4,072	743
Series 2020-76, Class SL, IF, IO, 6.07%, 5/20/2050(m)	7,179	1,731
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(f)(m)	1,295	521
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	194	202
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	168	156
Series 2005-AR3, Class 6A1, 2.84%, 5/25/2035(m)	84	82
Series 2005-AR4, Class 3A5, 2.80%, 7/25/2035(m)	1,401	1,215
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	844	896
Series 2005-AR7, Class 6A1, 2.83%, 11/25/2035(m)	798	794
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	662	471
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,072	762
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	540	545
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	269	231
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 0.71%, 8/19/2045(m)	197	197
Homeward Opportunities Fund I Trust
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(f)(m)	4,970	5,228
Impac CMB Trust
Series 2004-5, Class 1A1, 0.81%, 10/25/2034(m)	387	386
Series 2004-6, Class 1A2, 0.87%, 10/25/2034(m)	902	915

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-5, Class 1M2, 0.96%, 10/25/2034‡(m)	141		141
Series 2004-7, Class 1A2, 1.01%, 11/25/2034(m)	470		479
Series 2004-9, Class 1A1, 0.85%, 1/25/2035(m)	1,844		1,894
Series 2004-10, Class 2A, 0.73%, 3/25/2035(m)	551		529
Series 2004-10, Class 3A1, 0.79%, 3/25/2035(m)	2,011		1,999
Series 2005-1, Class 1A1, 0.61%, 4/25/2035(m)	329		332
Series 2005-1, Class 1A2, 0.71%, 4/25/2035(m)	402		405
Series 2005-2, Class 1A2, 0.71%, 4/25/2035(m)	377		377
Series 2005-4, Class 1A1A, 0.63%, 5/25/2035(m)	272		271
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A4, 3.75%, 8/25/2033	218		212
Impac Secured Assets Trust
Series 2007-3, Class A1B, 0.33%, 9/25/2037(m)	2,141		1,812
Series 2007-3, Class A1C, 0.45%, 9/25/2037(m)	3,587		3,058
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 2.70%, 4/25/2035(m)	286		294
Series 2005-AR14, Class 2A1A, 0.69%, 7/25/2035(m)	891		828
Series 2007-AR21, Class 6A1, 2.83%, 9/25/2037(m)	5,039		4,321
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 0.45%, 5/25/2036(m)	2,994		2,941
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	10		9
Series 2004-A6, Class 1A1, 2.68%, 12/25/2034(m)	93		94
Series 2005-A3, Class 6A6, 2.63%, 6/25/2035(m)	231		236
Series 2007-A1, Class 2A2, 2.85%, 7/25/2035(m)	191		198
Series 2005-A6, Class 1A2, 3.02%, 9/25/2035(m)	209		215
Series 2005-A8, Class 1A1, 2.91%, 11/25/2035(m)	114		105
Series 2005-A8, Class 4A1, 3.00%, 11/25/2035(m)	1,493		1,386
Series 2006-A7, Class 2A4, 3.12%, 1/25/2037(m)	507		474
Series 2007-S1, Class 2A17, 0.42%, 3/25/2037(m)	4,190		1,187
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061(f)(j)	2,800		2,800
Series 2021-GS1, Class A2, 3.84%, 10/25/2066(f)(j)	2,000		2,013
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	875		719
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	7,878		5,492
MASTR Alternative Loan Trust
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	296		310
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	724		750
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	202		204
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	233		166
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	499		452
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 1.99%, 4/25/2035(m)	60		60
Series 2005-1, Class 2A2, 1.99%, 4/25/2035(m)	191		190
Series 2006-1, Class 2A1, 2.04%, 2/25/2036(m)	948		997
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	229		150
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	410		402
Series 2004-8AR, Class 4A1, 2.48%, 10/25/2034(m)	626		639
Series 2004-9, Class 1A, 5.41%, 11/25/2034(m)	499		542
Series 2005-4, Class 1A, 5.00%, 8/25/2035	21		21
MortgageIT Trust
Series 2005-3, Class A1, 0.69%, 8/25/2035(m)	—	(d)	—	(d)
Series 2005-5, Class A1, 0.61%, 12/25/2035(m)	249		250
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059‡(f)(m)	2,500		2,516
Series 2019-NQM4, Class B2, 4.96%, 9/25/2059‡(f)(m)	4,000		4,016
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(f)(m)	2,041		2,043

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2020-NQM1, Class M1, 3.21%, 1/26/2060‡(f)(m)	3,600		3,618
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035(j)	7		7
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.87%, 11/25/2035(m)	80		80
Series 2005-5, Class 1APT, 0.65%, 12/25/2035(m)	1,334		1,329
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.51%, 4/25/2036(m)	445		420
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2, 3.60%, 2/25/2061(f)(j)	5,000		4,994
PRPM
3.77%, 3/25/2026	4,987		5,059
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(f)(j)	2,812		2,832
Series 2020-3, Class A2, 5.07%, 9/25/2025(f)(j)	8,500		8,559
Series 2020-6, Class A2, 4.70%, 11/25/2025(f)(j)	2,350		2,354
Series 2021-1, Class A2, 3.72%, 1/25/2026(f)(m)	5,000		5,019
Series 2021-3, Class A2, 3.72%, 4/25/2026(f)(j)	5,500		5,506
Series 2021-6, Class A2, 3.47%, 7/25/2026(f)(j)	3,447		3,447
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3		3
Series 2005-QA5, Class A2, 4.31%, 4/25/2035(m)	1,007		993
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	755		770
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,192		1,187
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,311		1,277
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,973		1,939
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	4		4
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,723		1,557
Series 2005-A14, Class A1, 5.50%, 12/25/2035	145		105
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,909		2,111
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	7,021		5,690
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(d)	—	(d)
Series 2005-SA1, Class 3A, 2.40%, 3/25/2035(m)	4		4
Series 2005-S7, Class A6, 5.50%, 11/25/2035	90		89
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,584		1,566
Series 2006-SA4, Class 2A1, 4.67%, 11/25/2036(m)	1,543		1,497
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.00%, 7/25/2056(m)	233,736		117
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.48%, 7/20/2036(m)	507		493
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(f)(m)	1,210		1,207
STACR Trust
Series 2018-DNA3, Class M2, 2.19%, 9/25/2048‡(f)(m)	8,000		8,120
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050‡(f)(m)	5,410		5,495
Series 2020-INV1, Class B2, 4.26%, 11/25/2055‡(f)	1,600		1,604
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 1A1, 2.82%, 2/25/2035(m)	293		298
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 0.63%, 8/25/2035(m)	2,528		2,695
Series 2007-AR7, Class 1A1, 0.94%, 5/25/2047(m)	3,191		2,812
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(f)(m)	2,000		2,040
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(f)(m)	5,000		5,031
Series 2021-R1, Class B1, 3.20%, 10/25/2063‡(f)(m)	2,000		2,015
Series 2021-R1, Class B2, 4.20%, 10/25/2063‡(f)(m)	1,322		1,330
Series 2021-R3, Class B1, 3.07%, 4/25/2064‡(f)(m)	2,500		2,501
Series 2021-R3, Class B2, 4.07%, 4/25/2064‡(f)(m)	1,776		1,777
Series 2020-5, Class B1, 3.71%, 5/25/2065‡(f)(m)	2,400		2,425
Series 2020-5, Class B2, 4.71%, 5/25/2065‡(f)(m)	1,400		1,416
Series 2021-1, Class B1, 2.98%, 1/25/2066‡(f)(m)	3,150		3,137

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 2.66%, 10/25/2034(m)	687	707
Series 2005-AR5, Class A6, 2.77%, 5/25/2035(m)	1,738	1,815
Series 2005-AR7, Class A3, 2.56%, 8/25/2035(m)	2,664	2,772
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(m)	484	492
Series 2005-AR14, Class 1A3, 2.89%, 12/25/2035(m)	1,166	1,180
Series 2005-AR14, Class 1A4, 2.89%, 12/25/2035(m)	778	787
Series 2005-AR18, Class 1A3A, 2.81%, 1/25/2036(m)	53	54
Series 2006-AR2, Class 1A1, 2.89%, 3/25/2036(m)	229	229
Series 2004-AR10, Class A1B, 0.93%, 7/25/2044(m)	631	631
Series 2005-AR15, Class A1A1, 0.61%, 11/25/2045(m)	32	32
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	309	314
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	624	623
Series 2005-4, Class CB7, 5.50%, 6/25/2035	421	425
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	2,068	2,102
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	697	701
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	179	164
Series 2007-1, Class 1A7, 0.69%, 2/25/2037(m)	3,033	2,160
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 2.77%, 12/25/2036(m)	167	167
Series 2007-15, Class A1, 6.00%, 11/25/2037	188	186

		557,283

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $554,261)		560,295

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
United States — 3.3%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(f)	2,500	2,371
Series 2019-BN16, Class F, 3.69%, 2/15/2052‡(f)(m)	2,000	1,572
Series 2019-BN21, Class F, 2.68%, 10/17/2052‡(f)	4,000	2,999
Series 2019-BN23, Class D, 2.50%, 12/15/2052‡(f)	4,000	3,721
Series 2020-BN30, Class F, 2.00%, 12/15/2053‡(f)(m)	3,000	2,103
Series 2021-BN31, Class E, 2.50%, 2/15/2054‡(f)(m)	2,500	2,177
Series 2017-BNK5, Class D, 3.08%, 6/15/2060‡(f)(m)	2,000	1,846
Series 2018-BN15, Class E, 3.00%, 11/15/2061‡(f)	1,000	830
Series 2019-BN18, Class F, 3.33%, 5/15/2062‡(f)	9,699	7,555
Series 2019-BN24, Class D, 2.50%, 11/15/2062‡(f)	1,000	923
Series 2020-BN25, Class D, 2.50%, 1/15/2063‡(f)	1,000	933
Series 2020-BN26, Class D, 2.50%, 3/15/2063‡(f)	1,350	1,240
Series 2020-BN28, Class E, 2.50%, 3/15/2063‡(f)	3,000	2,636
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(f)	975	882
Series 2019-B9, Class F, 3.75%, 3/15/2052‡(f)(m)	6,590	5,236
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(f)	4,000	3,963
Series 2020-B21, Class E, 2.00%, 12/17/2053‡(f)	2,500	1,952
Series 2020-B21, Class F, 2.00%, 12/17/2053‡(f)	3,000	2,056
Series 2019-B14, Class E, 2.50%, 12/15/2062‡(f)	1,415	1,232
Series 2019-B15, Class E, 2.75%, 12/15/2072‡(f)	4,391	3,959
Series 2019-B15, Class F, 2.75%, 12/15/2072‡(f)(m)	5,000	3,704
BX
Series 2021-MFM1, Class G, 3.99%, 1/15/2034‡(f)(m)	750	750
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.79%, 11/15/2035‡(f)(m)	455	455
Series 2020-BXLP, Class F, 2.09%, 12/15/2036(f)(m)	877	878
Series 2020-VIV2, Class C, 3.54%, 3/9/2044‡(f)(m)	10,590	11,354
CAMB Commercial Mortgage Trust

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-LIFE, Class E, 2.24%, 12/15/2037‡(f)(m)	2,690	2,698
CD Mortgage Trust
Series 2016-CD2, Class C, 4.00%, 11/10/2049‡(m)	750	783
Series 2017-CD4, Class D, 3.30%, 5/10/2050‡(f)	1,000	947
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(f)	1,831	1,722
Series 2017-CD6, Class C, 4.27%, 11/13/2050‡(m)	1,371	1,492
Series 2018-CD7, Class D, 3.10%, 8/15/2051‡(f)(m)	2,000	1,920
Series 2019-CD8, Class E, 3.00%, 8/15/2057‡(f)	2,000	1,768
Series 2019-CD8, Class F, 3.00%, 8/15/2057‡(f)	1,500	1,031
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class D, 4.20%, 11/10/2049‡(f)(m)	1,000	898
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(f)(m)	2,750	2,834
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(f)	2,500	2,391
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(f)(m)	2,225	2,301
Series 2016-C2, Class D, 3.25%, 8/10/2049(f)(m)	1,000	944
Series 2016-P6, Class D, 3.25%, 12/10/2049‡(f)	1,325	1,151
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(m)	910	984
Series 2020-GC46, Class E, 2.60%, 2/15/2053‡(f)	4,500	3,723
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(f)(m)	2,750	2,597
Series 2014-CR15, Class C, 4.72%, 2/10/2047‡(m)	3,375	3,631
Series 2014-LC15, Class D, 5.00%, 4/10/2047‡(f)(m)	1,500	1,510
Series 2014-CR19, Class D, 4.70%, 8/10/2047‡(f)(m)	400	400
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(f)	3,100	2,556
Series 2014-LC17, Class D, 3.69%, 10/10/2047‡(f)	3,250	3,264
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(f)	4,675	3,995
Series 2015-CR22, Class E, 3.00%, 3/10/2048‡(f)	2,500	2,125
Series 2015-CR22, Class D, 4.11%, 3/10/2048‡(f)(m)	1,000	1,017
Series 2015-LC21, Class D, 4.33%, 7/10/2048‡(m)	450	461
Series 2015-CR24, Class D, 3.46%, 8/10/2048‡(m)	1,134	1,050
Series 2015-CR25, Class D, 3.78%, 8/10/2048‡(m)	2,000	1,896
Series 2015-CR27, Class D, 3.45%, 10/10/2048‡(f)(m)	500	495
Series 2015-LC23, Class D, 3.62%, 10/10/2048‡(f)(m)	2,750	2,808
Series 2015-LC23, Class E, 3.62%, 10/10/2048‡(f)(m)	1,500	1,389
Series 2016-CR28, Class D, 3.89%, 2/10/2049‡(m)	1,350	1,391
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040	25	26
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 4.98%, 3/15/2052‡(m)	3,835	4,341
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(m)	1,000	1,045
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.50%, 8/10/2049‡(f)(m)	1,170	998
Series 2016-C3, Class E, 4.25%, 8/10/2049‡(f)(m)	1,250	935
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	2,305
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.05%, 1/25/2051(f)(m)	699	705
Series 2021-MN1, Class M2, 3.80%, 1/25/2051(a)(f)(m)	11,750	12,400
Series 2021-MN1, Class B1, 7.80%, 1/25/2051(f)(m)	2,650	3,148
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(m)	105,485	555
Series KC03, Class X1, IO, 0.49%, 11/25/2024(m)	64,919	893
Series K734, Class X3, IO, 2.17%, 7/25/2026(m)	13,025	1,197
Series KC04, Class X1, IO, 1.25%, 12/25/2026(m)	14,993	692
Series K084, Class X3, IO, 2.24%, 11/25/2028(m)	6,000	852
Series K090, Class X3, IO, 2.31%, 10/25/2029(m)	1,750	275
Series K723, Class X3, IO, 1.92%, 10/25/2034(m)	6,552	262
Series Q012, Class X, IO, 4.21%, 9/25/2035(m)	25,101	5,919

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K716, Class X3, IO, 2.09%, 8/25/2042(m)	3,650	—	(d)
Series K054, Class X3, IO, 1.60%, 4/25/2043(m)	17,000	1,119
Series K067, Class X3, IO, 2.11%, 9/25/2044(m)	34,106	3,905
Series K727, Class X3, IO, 2.00%, 10/25/2044(m)	33,818	1,886
Series K068, Class X3, IO, 2.06%, 10/25/2044(m)	11,050	1,242
Series K059, Class X3, IO, 1.92%, 11/25/2044(m)	24,693	2,236
Series K729, Class X3, IO, 1.97%, 11/25/2044(m)	37,637	2,177
Series K060, Class X3, IO, 1.89%, 12/25/2044(m)	1,000	90
Series K061, Class X3, IO, 1.97%, 12/25/2044(m)	1,544	148
Series K066, Class X3, IO, 2.16%, 8/25/2045(m)	20,000	2,309
Series K728, Class X3, IO, 1.95%, 11/25/2045(m)	8,120	474
Series K071, Class X3, IO, 2.01%, 11/25/2045(m)	5,000	572
Series K089, Class X3, IO, 2.30%, 1/25/2046(m)	22,283	3,394
Series K087, Class X3, IO, 2.32%, 1/25/2046(m)	18,300	2,744
Series K091, Class X3, IO, 2.28%, 4/25/2046(m)	15,000	2,346
Series K082, Class X3, IO, 2.21%, 10/25/2046(m)	11,750	1,636
Series K102, Class X3, IO, 1.89%, 12/25/2046(m)	1,180	161
Series K088, Class X3, IO, 2.35%, 2/25/2047(m)	11,130	1,755
Series K093, Class X3, IO, 2.21%, 5/25/2047(m)	15,000	2,257
Series K092, Class X3, IO, 2.25%, 5/25/2047(m)	21,150	3,253
Series K094, Class X3, IO, 2.12%, 7/25/2047(m)	14,206	2,105
Series K116, Class X3, IO, 3.02%, 9/25/2047(m)	10,500	2,426
Series K108, Class X3, IO, 3.49%, 4/25/2048(m)	19,600	4,954
FNMA ACES
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(m)	6,463	655
Series 2016-M4, Class X2, IO, 2.66%, 1/25/2039(m)	13,850	644
FNMA, Multi-Family REMIC Trust
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032(m)	29,376	2,283
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.45%, 5/25/2022(f)(m)	111	111
Series 2015-KF10, Class B, 6.20%, 7/25/2022(f)(m)	405	408
Series 2017-KF31, Class B, 3.00%, 4/25/2024(f)(m)	1,322	1,309
Series 2017-KF32, Class B, 2.65%, 5/25/2024(f)(m)	1,581	1,581
Series 2017-KF38, Class B, 2.60%, 9/25/2024(f)(m)	1,118	1,118
Series 2018-K731, Class C, 3.93%, 2/25/2025(f)(m)	2,000	2,142
Series 2018-KF47, Class B, 2.10%, 5/25/2025(f)(m)	1,824	1,790
Series 2018-KF49, Class B, 2.00%, 6/25/2025(f)(m)	235	231
Series 2019-KF58, Class B, 2.25%, 1/25/2026(f)(m)	1,636	1,632
Series 2019-KC03, Class B, 4.37%, 1/25/2026(f)(m)	2,304	2,392
Series 2019-KF62, Class B, 2.15%, 4/25/2026(f)(m)	1,664	1,651
Series 2017-KF33, Class B, 2.65%, 6/25/2027(f)(m)	566	561
Series 2017-KF40, Class B, 2.80%, 11/25/2027(f)(m)	978	965
Series 2018-KF43, Class B, 2.25%, 1/25/2028(f)(m)	1,951	1,945
Series 21K-F116, Class CS, 6.43%, 6/25/2028(f)(m)	10,890	10,890
Series 2018-KF50, Class B, 2.00%, 7/25/2028(f)(m)	551	543
Series 2018-K82, Class B, 4.13%, 9/25/2028(f)(m)	1,460	1,661
Series 2019-KF59, Class B, 2.45%, 2/25/2029(f)(m)	3,361	3,361
Series 2019-KG01, Class B, 4.16%, 4/25/2029(f)(m)	3,090	3,341
Series 2019-KF63, Class B, 2.45%, 5/25/2029(f)(m)	4,407	4,407
Series 21K-F102, Class CS, 6.03%, 1/25/2031(f)(m)	15,000	15,176
Series 2017-K67, Class C, 3.94%, 9/25/2049(f)(m)	730	783
Series 2017-K729, Class B, 3.67%, 11/25/2049(f)(m)	1,400	1,506
Series 2017-K63, Class C, 3.87%, 2/25/2050(f)(m)	1,380	1,490
Series 2017-K71, Class B, 3.75%, 11/25/2050(f)(m)	1,280	1,423
Series 2017-K71, Class C, 3.75%, 11/25/2050(f)(m)	1,065	1,141
Series 2019-K87, Class C, 4.32%, 1/25/2051(f)(m)	2,000	2,231
Series 2018-K74, Class B, 4.09%, 2/25/2051(f)(m)	2,445	2,759
Series 2018-K75, Class B, 3.97%, 4/25/2051(f)(m)	1,235	1,390

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-K103, Class B, 3.45%, 12/25/2051(f)(m)	970	1,058
Series 2020-K737, Class B, 3.30%, 1/25/2053(f)(m)	1,000	1,076
Series 2020-K737, Class C, 3.30%, 1/25/2053(f)(m)	1,470	1,550
Series 2019-K96, Class B, 3.81%, 8/25/2056(f)(m)	1,915	2,142
GNMA
Series 2012-44, IO, 0.03%, 3/16/2049(m)	5,785	13
Series 2015-86, IO, 0.52%, 5/16/2052(m)	12,470	321
Series 2013-7, IO, 0.30%, 5/16/2053(m)	47,033	602
Series 2012-89, IO, 0.23%, 12/16/2053(m)	7,929	33
Series 2014-186, IO, 0.55%, 8/16/2054(m)	9,575	215
Series 2015-33, IO, 0.66%, 2/16/2056(m)	8,112	271
Series 2015-59, IO, 0.91%, 6/16/2056(m)	3,910	148
Series 2016-40, IO, 0.65%, 7/16/2057(m)	11,866	399
Series 2016-157, IO, 0.89%, 11/16/2057(m)	16,195	897
Series 2016-71, Class QI, IO, 0.92%, 11/16/2057(m)	67,541	3,478
Series 2016-155, IO, 0.74%, 2/16/2058(m)	20,157	1,012
Series 2016-151, IO, 1.01%, 6/16/2058(m)	62,146	3,564
Series 2017-54, IO, 0.58%, 12/16/2058(m)	12,002	599
Series 2017-86, IO, 0.78%, 5/16/2059(m)	3,641	196
Series 2017-148, IO, 0.58%, 7/16/2059(m)	12,563	594
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061(m)	7,464	543
Series 2020-145, IO, 0.73%, 3/16/2063(m)	57,406	4,016
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	1,769	573
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(f)(m)	500	505
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(f)	800	722
Series 2013-GC12, Class D, 4.45%, 6/10/2046(f)(m)	750	748
Series 2015-GC28, Class D, 4.32%, 2/10/2048‡(f)(m)	2,500	2,539
Series 2015-GC32, Class E, 4.42%, 7/10/2048‡(f)(m)	2,500	2,013
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,380	1,256
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(f)(m)	2,900	2,860
Series 2017-GS6, Class D, 3.24%, 5/10/2050‡(f)	1,750	1,720
Series 2015-GC30, Class D, 3.38%, 5/10/2050‡	1,250	1,245
Series 2019-GC40, Class E, 3.00%, 7/10/2052‡(f)	2,250	1,987
Series 2019-GC42, Class D, 2.80%, 9/1/2052‡(f)	2,000	1,907
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039‡(f)(m)	3,625	3,454
Series 2019-LIC, Class F, 3.24%, 10/14/2039‡(f)(m)	4,170	3,770
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045‡(f)	2,000	1,904
Series 2013-C17, Class D, 4.89%, 1/15/2047‡(f)(m)	1,250	1,258
Series 2014-C21, Class D, 4.65%, 8/15/2047‡(f)(m)	2,049	1,969
Series 2016-C1, Class D2, 4.24%, 3/15/2049‡(f)(m)	1,465	1,463
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class D, 3.46%, 8/15/2049‡(f)(m)	4,500	4,003
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, 1.89%, 5/15/2036‡(f)(m)	2,040	2,041
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.91%, 7/15/2044(m)	317	313
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(m)	5,513	2,952
MHC Commercial Mortgage Trust
Series 2021-MHC, Class G, 3.29%, 4/15/2038‡(f)(m)	14,400	14,508
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045‡(f)	1,500	1,401
Series 2012-C5, Class E, 4.66%, 8/15/2045‡(f)(m)	2,500	2,531
Series 2014-C14, Class D, 5.05%, 2/15/2047‡(f)(m)	3,750	3,913
Series 2014-C15, Class D, 4.90%, 4/15/2047‡(f)(m)	365	380
Series 2014-C16, Class C, 4.77%, 6/15/2047‡(m)	2,000	1,988
Series 2015-C24, Class D, 3.26%, 5/15/2048‡(f)	3,000	2,952
Morgan Stanley Capital I Trust

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(f)(m)	730	723
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(f)	7,075	6,449
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(f)	2,575	2,198
Series 2021-L5, Class E, 2.50%, 5/15/2054‡(f)	2,885	2,473
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036‡(f)	10,000	9,832
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(f)	4,000	3,863
Series 2019-PARK, Class J, 4.25%, 12/15/2036‡(f)	17,000	16,521
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.79%, 10/15/2049‡(f)(m)	474	474
Series 2019-01, Class M10, 3.34%, 10/15/2049‡(f)(m)	4,900	4,946
Series 2020-01, Class M10, 3.84%, 3/25/2050(f)(m)	7,836	8,211
NYC Commercial Mortgage Trust
Series 2021-909, Class E, 3.21%, 4/10/2043‡(f)(m)	5,000	4,419
VASA Trust
Series 2021-VASA, Class G, 5.09%, 7/15/2039‡(f)(m)	1,360	1,364
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(f)(m)	4,355	4,526
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(f)(m)	299	310
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(f)(m)	437	450
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 3.74%, 2/15/2040‡(f)(m)	1,818	1,836
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(f)(m)	1,500	1,330
Series 2015-C28, Class D, 4.09%, 5/15/2048‡(m)	2,040	1,996
Series 2016-C35, Class D, 3.14%, 7/15/2048‡(f)	5,000	4,120
Series 2018-C43, Class D, 3.00%, 3/15/2051‡(f)	1,250	1,154
Series 2019-C52, Class XA, IO, 1.61%, 8/15/2052(m)	3,949	400
Series 2015-NXS3, Class D, 3.15%, 9/15/2057‡(f)	1,000	985
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class D, 3.90%, 9/15/2057‡(f)(m)	5,505	5,179

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $454,426)		454,117

LOAN ASSIGNMENTS — 2.3%(n)
Canada — 0.0%(c)
1011778 BC ULC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 11/19/2026(e)	664	651
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/1/2023(e)	328	326
WestJet Airlines Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(e)	650	627

		1,604

France — 0.0%(c)
Altice France SA, 1st Lien Term Loan B-13
(ICE LIBOR USD 3 Month + 4.00%), 4.15%, 8/14/2026(e)	2,681	2,671
Numericable US LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.69%), 3.81%, 1/31/2026(e)	679	670

		3,341

Ireland — 0.0%(c)
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(e)(o)	140	139

Luxembourg — 0.1%
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(e)(o)	560	559
Intelsat Jackson Holdings, 1st Lien Term Loan
(1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(e)	2,707	2,745
Nestle Skin Health, Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(e)	9,281	9,280

		12,584

Netherlands — 0.0%(c)
CommScope, Inc., 1st Lien Term Loan B-2

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(e)	1,400	1,384

United Kingdom — 0.0%(c)
Cineworld Finance US, Inc., 1st Lien Term Loan B
(3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024(e)	53	66
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(e)	436	351
Delta 2 SARL, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(e)	467	463

		880

United States — 2.2%
Adient US LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(e)	5,360	5,353
Advanced Drainage Systems, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026(e)	313	313
Air Medical Group Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(e)	453	453
Albany Molecular Research, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(e)	830	829
Alliance Laundry Systems LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(e)	1,051	1,050
Allied Universal Holdco LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(e)	731	729
Altice Financing SA, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.75%), 2.88%, 7/15/2025(e)	891	872
Altium Packaging LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(e)	913	903
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(e)	1,078	1,074
Ancestry.com, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(e)	717	712
API Group DE, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/1/2026(e)	828	822
AppleCaramel Buyer LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(e)	8,012	8,012
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(e)	879	877
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(e)	1,627	1,628
Asplundh Tree Expert LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(e)	814	805
Astoria Energy LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(e)	862	859
Asurion LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(e)	110	108
Asurion LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 5.25%), 5.34%, 1/31/2028(e)	175	174
Asurion LLC, Term Loan B-6
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2023(e)	573	567
Asurion LLC, Term Loan B-7
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2024(e)	244	240
Atkins Nutritionals, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(e)	379	380
Avantor Funding, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(e)	993	989
Axalta Coating Systems US Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 1.90%, 6/1/2024(e)(o)	351	347
B&G Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(e)	476	475

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banijay Entertainment, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.85%, 3/1/2025(e)	546	543
Birkenstock, 1st Lien Term Loan B
(ICE LIBOR USD 6 Month + 3.75%), 4.25%, 4/28/2028(e)	585	583
BJ’s Wholesale Club, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.10%, 2/3/2024(e)	361	360
Bombardier Recreational Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027(e)	507	499
Brookfield WEC Holdings Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(e)	1,394	1,373
Buckeye Partners LP, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(e)	2,731	2,704
Bway Holding Co., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024(e)	7,208	6,971
Cabinetworks, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(e)	5,850	5,807
Caesars Resort Collection LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(e)	483	477
Calpine Construction Finance Co. LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/15/2025(e)	993	976
Camelot Finance LP, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(e)	696	696
Carroll County Energy LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.65%, 2/16/2026(e)	777	745
CBS Radio, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(e)	263	259
CCI Buyer, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(e)	3,435	3,435
CCM Merger, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025(e)	391	391
CenturyLink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(e)	1,039	1,021
Charter Communications Operating LLC, 1st Lien Term Loan B-2
(ICE LIBOR USD 1 Month + 1.75%), 1.85%, 2/1/2027(e)	1,741	1,720
CHG Healthcare Services, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023(e)	532	531
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(e)	3,410	3,403
CITGO Holding, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(e)	328	323
CityCenter Holdings LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(e)	994	991
Claire’s Stores, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(e)(p)	1,828	1,754
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(e)	2,511	2,436
Cloudera, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(e)	708	707
Clover Merger Sub, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.59%, 9/26/2024(e)	723	722
Club Car, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028(e)	379	377
Club Corp. Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 2.90%, 9/18/2024(e)	275	259
Conair Holdings LLC , 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(e)	485	483
Conservice LLC, 1st Lien Term Loan

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 2 Month + 4.25%), 4.36%, 5/13/2027(e)	665	664
Consilio, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028(e)	695	691
Cortes NP Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027(e)	2,178	2,156
CPV Shore Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.85%, 12/29/2025(e)	309	293
CSC Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 7/17/2025(e)	1,350	1,328
CSC Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 1/15/2026(e)	953	936
CVS Holdings I LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(e)	592	591
DaVita, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 8/12/2026(e)	642	635
Diamond Sports Group LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(e)	340	185
DigiCert Buyer, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 7.00%), 7.09%, 2/19/2029(e)	145	146
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.09%, 10/16/2026(e)	483	482
Directv Financing, LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.00%, 8/2/2027(e)(o)	7,793	7,775
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%;ICE LIBOR USD 3 Month Prime + 1.75%), 5.00%, 4/6/2024(e)	3,884	3,879
Duff & Phelps Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(e)	540	539
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(e)	728	721
E.W. Scripps Co., 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(e)	466	465
EIF Channelview Cogeneration LLC, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 5/3/2025(e)	142	142
Elanco Animal Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.85%, 8/1/2027(e)	930	912
Endo Pharmaceutical, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 3/27/2028(e)	199	194
Ensemble RCM LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026(e)	664	663
Enterprise Development Authority (The), 1st lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(e)	607	607
Envision Healthcare Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(e)	819	699
Epic Crude Services LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.14%, 3/2/2026(e)	11,449	8,725
Exelon Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027(e)	772	770
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(e)(k)	158	48
FGI Operating Co. LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(k)	809	—	(d)
First Student Bidco Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(e)(o)	362	359
First Student Bidco Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(e)(o)	5,555	5,513
Forterra Finance LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023(e)	317	317

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Garda World Security, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.34%, 10/30/2026(e)	500	499
Gardner Denver Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/1/2027(e)	630	629
Gates Global LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(e)	4,315	4,284
Gemini HDPE LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(e)	627	625
Genesee & Wyoming, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026(e)	1,030	1,020
Getty Images, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(e)	575	573
Go Daddy Group, Inc. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/15/2024(e)	942	930
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023(e)	598	591
GoodRx, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(e)	778	770
Graham Packaging, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(e)	3,541	3,516
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 1/2/2026(e)	862	854
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(e)	5,868	5,871
Grizzly Acquisitions, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.39%, 10/1/2025(e)	315	311
Harsco Corp., Term Loan B-3
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(e)	535	530
Hearthside Group Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025(e)	351	347
Hertz Corp. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028(e)(o)	610	606
Hertz Corp. (The), 1st Lien Term Loan C
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028(e)(o)	115	114
Hostess Brands LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%;ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025(e)	687	683
HUB International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 2.88%, 4/25/2025(e)	617	608
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(e)	482	481
iHeartCommunications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(e)	4,147	4,091
iHeartCommunications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026(e)	150	149
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(e)	535	535
INEOS US Petrochem LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026(e)	350	349
Informatica LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(e)	1,946	1,923
Ingram Micro, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028(e)(o)	725	725
Insulet, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(e)	605	605
Interior Logic Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(e)	710	696
Invenergy LLC, Term Loan

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 8/28/2025(e)	300	294
ION Corporates, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 3.92%, 3/11/2028(e)	389	387
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(e)	1,124	1,117
(ICE LIBOR USD 1 Month + 3.25%;ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(e)	4,162	4,145
Iridium Communications Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.75%, 11/4/2026(e)	685	684
Jazz Pharmaceuticals plc, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(e)(o)	700	701
JBS USA LUX SA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/1/2026(e)	3,629	3,587
KDC US Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(e)	1,035	1,023
LABL, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.09%, 7/1/2026(e)	496	495
Leslie’s Poolmart, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028(e)	778	773
LifePoint Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 11/16/2025(e)	490	485
LogMeIn, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.75%), 4.85%, 8/31/2027(e)	701	698
Madison IAQ LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(e)(o)	4,492	4,451
Medallion Midland Acquisition LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(e)	300	297
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 1/31/2025(e)	1,400	1,390
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(e)	3,232	3,295
MetroNet Systems Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028(e)	428	427
MI Windows & Doors, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(e)	488	487
Moda Midstream LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 9/29/2025(e)	331	330
Momentive Performance Materials, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/15/2024(e)	622	618
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 7.00%), 8.00%, 4/1/2024‡(e)	3,269	3,411
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(e)	2,434	2,130
MultiPlan, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(e)(o)	7,790	7,731
NAI Entertainment Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(e)	292	286
Navitas Midstream Midland Basin, LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/13/2024(e)	605	602
Netsmart Technologies, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(e)	455	455
Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 9/18/2026(e)	943	933
Nielsen Finance LLC, 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.00%), 2.10%, 10/4/2023(e)	335	334
Nielsen Holdings plc, Term Loan B

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 4.00%), 4.10%, 3/6/2028(e)	469	468
Oryx Midstream Services LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.10%, 5/22/2026(e)	354	354
Osmose Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(e)(o)	295	292
Park River Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(e)	2,615	2,588
Pathway Vet Alliance LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/31/2027(e)	560	557
PCI Pharma Services, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%;ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(e)	439	438
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(e)	417	415
Pelican Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(e)	351	348
Pelican Products, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(e)	592	582
Petco Health & Wellness Co., Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(e)	6,529	6,498
PetVet Care Centers LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/14/2025(e)	549	542
PG&E Corp., Exit Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(e)	812	791
Pike Corp., Delayed Draw Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(e)	561	558
Plantronics, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 7/2/2025(e)	1,749	1,708
PPD, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 1/13/2028(e)	698	696
PQ Corp., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.75%), 3.25%, 6/9/2028(e)	490	487
Prime Security Services Borrower LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%;ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(e)	1,247	1,241
Project Boost Purchaser LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.59%, 6/1/2026(e)	403	398
Proofpoint, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/9/2028(e)(o)	490	485
Pure Fishing, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(e)	10,858	10,703
Qlik Technologies, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.10%, 4/26/2024(e)	403	402
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025(e)	537	536
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(e)	145	143
Quikrete Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/21/2028(e)(o)	674	667
Radiology Partners, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.35%, 7/9/2025(e)	550	548
RealPage, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(e)	475	472
Red Ventures LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/8/2024(e)	332	325
Reynolds Consumer Products, Inc., 1st Lien Term Loan

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(e)	823	814
Reynolds Group Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/5/2026(e)	677	668
Reynolds Group Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/5/2023(e)	1,219	1,215
Ring Container Technologies Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/31/2024(e)	336	335
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 12/17/2027(e)(o)	3,660	3,614
Samsonite International SA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/25/2025(e)	403	393
Scientific Games International, Inc., 1st Lien Term Loan B-5
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(e)	5,723	5,631
Shearer’s Foods, LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(e)	328	327
Shutterfly, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(e)(o)	3,540	3,539
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 6/27/2025(e)	396	393
Spin Holdco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(e)	549	548
Spirit AeroSystems, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(e)	1,531	1,538
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(e)	346	341
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(e)	274	270
St. George’s University Scholastic Services LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 7/17/2025(e)	963	962
Staples, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.18%, 4/16/2026(e)	1,176	1,139
Steinway Musical Instruments, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(e)	1,466	1,448
Summer (BC) Holdco B SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 5.25%, 6/15/2028(e)(o)	1,616	1,607
Summit Materials LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 11/21/2024(e)	463	460
Sundyne, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(e)	718	718
Tekni-Plex, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/29/2028(e)(o)	328	328
Tenneco, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 10/1/2025(e)	668	659
Tennessee Merger Sub, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(e)	418	403
ThoughtWorks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.00%, 3/24/2028(e)	399	397
Thyssenkrupp Elevator, 1st Lien Term Loan B
(ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027(e)	2,705	2,697
Titan Acquisition Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025(e)	7,150	6,997
Traeger Grills, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.25%, 6/29/2028(e)(o)	468	468
Trans Union LLC, 1st Lien Term Loan B-5
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 11/16/2026(e)	582	574
TransDigm Group, Inc., 1st Lien Term Loan E

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 5/30/2025(e)	1,074	1,054
TransDigm Group, Inc., 1st Lien Term Loan F
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 12/9/2025(e)	1,755	1,723
Trinseo Materials Operating SCA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 9/6/2024(e)	339	334
Triton Water Holdings, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(e)	4,207	4,172
Tronox Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%;ICE LIBOR USD 3 Month + 2.50%), 2.63%, 3/10/2028(e)	360	357
Truck Hero, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(e)	1,688	1,681
U.S. Renal Care, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026(e)	4,116	4,117
UFC Holdings, LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(e)	2,557	2,539
Ultimate Software Group, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(e)	1,028	1,026
United Natural Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.59%, 10/22/2025(e)	1,514	1,508
USI, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.15%, 5/16/2024(e)	542	535
Utz Quality Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/20/2028(e)	408	406
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.10%, 6/2/2025(e)	12,115	12,024
VICI Properties 1 LLC, 1st Lien Term Loan B
REIT, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024(e)	660	653
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/11/2028(e)	145	145
Whataburger, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 7/31/2026(e)	514	513
Wheel Pros, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(e)	355	356
WIRB Copernicus Group, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027(e)	1,428	1,428
WMG Acquisition Corp., 1st Lien Term Loan G
(ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(e)	1,249	1,232
Zayo Group LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(e)	3,355	3,299
Zekelman Industries, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027(e)	665	655

		295,515

TOTAL LOAN ASSIGNMENTS (Cost $317,197)		315,447

ASSET-BACKED SECURITIES — 1.8%
Cayman Islands — 0.0%(c)
BlueMountain CLO Ltd.
Series 2012-2A, Class DR2, 3.06%, 11/20/2028‡(f)(m)	750	743
Series 2018-3A, Class D, 3.38%, 10/25/2030‡(f)(m)	685	674
Voya CLO Ltd.
Series 2016-3A, Class CR, 3.38%, 10/18/2031‡(f)(m)	550	534

		1,951

United States — 1.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 0.91%, 4/25/2033‡(m)	179	177
Series 2004-OPT3, Class M1, 0.84%, 9/25/2033‡(m)	587	581
Series 2004-HE1, Class M1, 0.99%, 3/25/2034‡(m)	894	881
Series 2005-WF1, Class M1, 0.63%, 11/25/2034‡(m)	234	234

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(f)	2,590	2,609
Series 2019-1, Class C, 6.41%, 2/20/2024(f)	2,050	2,105
Accredited Mortgage Loan Trust
Series 2004-4, Class M1, 0.96%, 1/25/2035‡(m)	566	551
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 1.38%, 11/25/2032‡(m)	594	603
Series 2003-OP1, Class M1, 1.14%, 12/25/2033‡(m)	2,400	2,391
Series 2004-OP1, Class M2, 1.66%, 4/25/2034‡(m)	2,591	2,571
Series 2004-HE4, Class M2, 1.06%, 12/25/2034‡(m)	1,020	1,017
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.17%, 10/15/2024(f)	1,545	1,594
Series 2018-3, Class F, 6.44%, 6/12/2025(f)	1,255	1,307
Series 2018-4, Class F, 6.94%, 10/13/2025(f)	1,045	1,097
Series 2019-1, Class F, 6.06%, 12/12/2025(f)	1,630	1,724
Series 2020-2, Class C, 3.88%, 4/13/2026(f)	1,000	1,047
Series 2019-3, Class F, 5.42%, 5/12/2026(f)	1,210	1,261
Series 2020-2, Class D, 5.65%, 5/13/2026(f)	900	975
Series 2019-2, Class F, 5.81%, 6/12/2026(f)	510	537
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 1.15%, 9/25/2032‡(m)	257	265
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 0.69%, 2/25/2034‡(m)	584	556
Series 2004-R1, Class M1, 0.88%, 2/25/2034‡(m)	1,591	1,561
Series 2004-R1, Class M2, 0.96%, 2/25/2034‡(m)	208	204
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.91%, 2/25/2034‡(m)	1,167	1,137
Series 2004-W2, Class M2, 1.96%, 4/25/2034‡(m)	419	422
Series 2004-W2, Class M3, 2.19%, 4/25/2034‡(m)	184	187
Series 2004-W7, Class M2, 0.99%, 5/25/2034‡(m)	345	343
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 0.63%, 11/15/2031(m)	954	943
Series 2003-HE3, Class M2, 3.09%, 6/15/2033‡(m)	19	19
Series 2003-HE4, Class M1, 1.34%, 8/15/2033(m)	1,086	1,096
Series 2003-HE4, Class M2, 3.09%, 8/15/2033‡(m)	446	455
Series 2004-HE2, Class M2, 1.96%, 4/25/2034‡(m)	956	961
Series 2004-HE7, Class M2, 1.66%, 10/25/2034‡(m)	748	775
Series 2005-HE6, Class M4, 1.05%, 7/25/2035‡(m)	338	339
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 6.17%, 12/28/2036‡(j)	78	102
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 1.96%, 8/25/2034‡(m)	1,537	1,538
Series 2004-HE11, Class M2, 1.66%, 12/25/2034‡(m)	308	308
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 0.99%, 12/25/2033‡(m)	335	330
Series 2003-SD1, Class M1, 1.36%, 12/25/2033‡(m)	388	386
Series 2004-HE2, Class M2, 1.89%, 3/25/2034‡(m)	377	395
Series 2003-1, Class M1, 1.74%, 11/25/2042‡(m)	246	256
Series 2004-SD4, Class A1, 0.99%, 8/25/2044‡(m)	834	860
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.44%, 8/25/2033(m)	182	183
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 0.88%, 6/25/2034‡(m)	449	436
Series 2004-D, Class MV2, 1.12%, 9/25/2034‡(m)	151	153
Series 2004-D, Class MF2, 6.06%, 9/25/2034‡(j)	603	642
Series 2004-D, Class MF3, 6.26%, 9/25/2034‡(j)	1,640	1,725
Chase Funding Loan Acquisition Trust
Series 2004-OPT1, Class M2, 1.59%, 6/25/2034‡(m)	314	314
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(m)	102	104
Series 2003-4, Class 2M1, 0.99%, 3/25/2033‡(m)	38	38

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	885
Series 2003-4, Class 1A5, 5.92%, 5/25/2033‡(j)	754	776
Series 2004-1, Class 2M1, 0.84%, 9/25/2033‡(m)	60	60
Series 2003-6, Class 2A2, 0.67%, 11/25/2034‡(m)	1,891	1,846
Series 2003-6, Class 2M1, 0.84%, 11/25/2034‡(m)	765	770
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(m)	1,803	1,887
CHEC Loan Trust
Series 2004-1, Class M1, 0.99%, 7/25/2034‡(f)(m)	724	715
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 1.14%, 2/25/2035‡(m)	169	166
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035‡(j)	31	31
Conn’s Receivables Funding LLC
Series 2019-B, Class B, 3.62%, 6/17/2024‡(f)	205	206
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2020-9, Class PT, 8.47%, 4/15/2045(f)(m)	4,217	4,195
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.21%, 12/25/2032‡(m)	374	374
Series 2004-2, Class M1, 0.84%, 5/25/2034‡(m)	2,257	2,250
Series 2004-3, Class M1, 0.84%, 6/25/2034‡(m)	427	420
Series 2004-3, Class M2, 0.91%, 6/25/2034‡(m)	397	396
Series 2004-BC4, Class M1, 1.14%, 11/25/2034‡(m)	90	91
Series 2004-ECC2, Class M2, 1.06%, 12/25/2034‡(m)	269	270
Series 2005-AB4, Class 2A1, 0.63%, 3/25/2036(m)	1,396	1,347
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 1.03%, 1/25/2035‡(m)	446	439
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029(f)	1,500	1,553
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(m)	202	207
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M3, 1.06%, 2/25/2034‡(m)	794	794
Series 2004-1, Class M2, 0.91%, 3/25/2034‡(m)	442	441
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 1.09%, 7/25/2034‡(m)	1,022	1,024
Series 2004-6, Class M2, 1.06%, 10/25/2034‡(m)	454	450
DT Auto Owner Trust
Series 2018-3A, Class E, 5.33%, 11/17/2025(f)	2,732	2,852
Series 2019-1A, Class E, 4.94%, 2/17/2026(f)	3,690	3,872
Series 2019-2A, Class E, 4.46%, 5/15/2026(f)	4,167	4,383
Series 2019-3A, Class E, 3.85%, 8/17/2026(f)	3,900	4,052
Exeter Automobile Receivables Trust
Series 2018-2A, Class E, 5.33%, 5/15/2025(f)	1,300	1,372
Series 2019-3A, Class D, 3.11%, 8/15/2025(f)	2,385	2,459
Series 2019-1A, Class E, 5.20%, 1/15/2026(f)	4,340	4,616
Series 2019-3A, Class E, 4.00%, 8/17/2026(f)	2,333	2,457
Series 2020-1A, Class E, 3.74%, 1/15/2027(f)	2,690	2,788
Finance America Mortgage Loan Trust
Series 2004-3, Class M2, 1.03%, 11/25/2034‡(m)	139	137
First Franklin Mortgage Loan Asset-Backed Certificates
Series 2004-FF3, Class M1, 0.91%, 5/25/2034‡(m)	461	457
First Franklin Mortgage Loan Trust
Series 2004-FF5, Class A1, 0.81%, 8/25/2034‡(m)	1,264	1,262
Series 2005-FF10, Class A1, 0.69%, 11/25/2035‡(m)	5,068	5,018
Ford Credit Auto Owner Trust
Series 2020-B, Class A2, 0.50%, 2/15/2023	97	96
Series 2020-C, Class A2, 0.25%, 10/15/2023	79	79
Series 2019-B, Class A3, 2.23%, 10/15/2023	92	93
Series 2017-1, Class A, 2.62%, 8/15/2028(f)	150	152
FREED ABS Trust
Series 2019-1, Class B, 3.87%, 6/18/2026‡(f)	495	497
Series 2019-1, Class C, 5.39%, 6/18/2026(f)	1,760	1,803
Fremont Home Loan Trust
Series 2003-A, Class M1, 1.06%, 8/25/2033‡(m)	1,337	1,327
Series 2002-1, Class M1, 1.34%, 8/25/2033‡(m)	1,238	1,246
Series 2004-B, Class M2, 1.03%, 5/25/2034‡(m)	353	358
Series 2004-2, Class M2, 1.02%, 7/25/2034(m)	305	307

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-C, Class M1, 1.06%, 8/25/2034‡(m)	589	586
Series 2004-D, Class M1, 0.96%, 11/25/2034(m)	1,475	1,444
Series 2004-D, Class M2, 0.99%, 11/25/2034(m)	226	221
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025(f)	540	563
Series 2019-2A, Class D, 4.52%, 2/17/2026(f)	1,000	1,040
GM Financial Automobile Leasing Trust
Series 2020-3, Class A2A, 0.35%, 11/21/2022	41	41
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3, 2.18%, 4/16/2024	51	52
GSAMP Trust
Series 2003-SEA, Class A1, 0.89%, 2/25/2033‡(m)	642	616
Series 2003-HE1, Class M1, 1.33%, 6/20/2033‡(m)	1,200	1,199
Series 2005-NC1, Class M1, 0.76%, 2/25/2035‡(m)	523	531
Series 2006-FM1, Class A2C, 0.41%, 4/25/2036‡(m)	2,328	1,828
Home Equity Asset Trust
Series 2002-5, Class M1, 1.79%, 5/25/2033‡(m)	1,890	1,901
Series 2003-3, Class M1, 1.38%, 8/25/2033‡(m)	427	427
Series 2004-6, Class M2, 0.99%, 12/25/2034‡(m)	443	443
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV3, 0.32%, 4/25/2037‡(m)	10,303	9,930
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M2, 1.21%, 11/25/2034‡(m)	353	352
Series 2004-C, Class M1, 0.93%, 3/25/2035‡(m)	5,372	5,286
Series 2004-C, Class M2, 0.99%, 3/25/2035‡(m)	636	610
Hyundai Auto Receivables Trust
Series 2020-C, Class A2, 0.26%, 9/15/2023	127	127
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.93%, 7/25/2031‡(m)	119	118
Series 2002-5, Class M1, 1.33%, 11/25/2032‡(m)	1,533	1,531
Series 2003-4, Class M1, 1.11%, 8/25/2033‡(m)	76	75
Marlette Funding Trust
Series 2017-3A, Class D, 5.03%, 12/15/2024‡(f)	509	512
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 4.21%, 12/25/2032‡(m)	1,854	1,873
Series 2004-OPT2, Class M1, 0.99%, 9/25/2034‡(m)	298	293
Series 2004-OPT2, Class M2, 1.06%, 9/25/2034‡(m)	579	560
Series 2005-NC1, Class M2, 0.84%, 12/25/2034‡(m)	452	446
Series 2005-NC1, Class M4, 1.23%, 12/25/2034‡(m)	633	640
ME Funding LLC
Series 2019-1, Class A2, 6.45%, 7/30/2049(f)	2,407	2,566
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.06%, 7/25/2034(m)	270	266
Series 2004-HE2, Class M1, 1.29%, 8/25/2035‡(m)	116	116
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(f)(m)	3,538	3,614
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.11%, 10/25/2033‡(m)	441	440
Series 2004-HE1, Class M1, 0.94%, 1/25/2034‡(m)	1,532	1,530
Series 2004-NC3, Class M1, 0.88%, 3/25/2034‡(m)	1,558	1,543
Series 2004-HE3, Class M1, 0.94%, 3/25/2034‡(m)	2,028	2,014
Series 2004-HE3, Class M2, 1.96%, 3/25/2034‡(m)	107	107
Series 2004-HE2, Class M3, 2.26%, 3/25/2034‡(m)	637	629
Series 2004-NC5, Class M1, 0.99%, 5/25/2034(m)	3,415	3,320
Series 2004-WMC2, Class M1, 1.00%, 7/25/2034‡(m)	1,088	1,084
Series 2004-WMC2, Class M2, 1.89%, 7/25/2034‡(m)	213	224
Series 2004-NC6, Class M2, 1.96%, 7/25/2034‡(m)	292	293
Series 2004-HE6, Class M1, 0.91%, 8/25/2034(m)	298	295
Series 2004-HE6, Class M2, 0.99%, 8/25/2034‡(m)	727	718
Series 2004-HE7, Class M2, 1.03%, 8/25/2034‡(m)	187	186
Series 2004-HE6, Class M3, 1.06%, 8/25/2034‡(m)	481	474
Series 2004-HE7, Class M3, 1.11%, 8/25/2034‡(m)	48	48
Series 2004-HE8, Class M2, 1.11%, 9/25/2034‡(m)	265	261

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-NC8, Class M3, 1.20%, 9/25/2034‡(m)	348	346
Series 2004-HE8, Class M3, 1.21%, 9/25/2034‡(m)	465	460
Series 2005-HE1, Class M2, 0.79%, 12/25/2034‡(m)	285	269
Series 2005-HE1, Class M3, 0.87%, 12/25/2034‡(m)	771	731
Series 2005-NC1, Class M3, 0.85%, 1/25/2035‡(m)	263	258
Series 2004-WMC3, Class M2, 0.88%, 1/25/2035‡(m)	2,312	2,283
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A2, 0.39%, 2/25/2037‡(m)	3,355	1,264
New Century Home Equity Loan Trust
Series 2003-B, Class M2, 2.56%, 11/25/2033‡(m)	22	22
Series 2004-1, Class M1, 0.97%, 5/25/2034(m)	1,671	1,660
Series 2004-2, Class M2, 1.02%, 8/25/2034‡(m)	131	131
Series 2004-2, Class M4, 1.89%, 8/25/2034‡(m)	558	559
Series 2004-3, Class M2, 1.06%, 11/25/2034‡(m)	358	358
Series 2004-3, Class M3, 1.15%, 11/25/2034‡(m)	278	280
Series 2004-4, Class M2, 0.88%, 2/25/2035‡(m)	322	321
Series 2005-1, Class M3, 0.87%, 3/25/2035‡(m)	292	288
Series 2006-2, Class A2B, 0.25%, 8/25/2036‡(m)	1,111	1,085
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.86%, 9/25/2033‡(m)	1,156	1,184
Series 2004-2, Class M4, 1.89%, 9/25/2034‡(m)	665	651
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(f)	334	335
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(f)	274	273
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051(f)	2,500	2,580
Series 2021-1A, Class B1, 4.23%, 1/20/2051‡(f)	1,250	1,312
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)	915	916
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(f)	990	994
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 0.73%, 8/25/2033‡(m)	307	304
Series 2003-5, Class M2, 2.41%, 8/25/2033‡(m)	53	59
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 0.94%, 11/25/2034‡(m)	419	415
People’s Choice Home Loan Securities Trust
Series 2004-2, Class M3, 1.81%, 10/25/2034‡(m)	1,910	1,929
PNMAC FMSR Issuer Trust
Series 2018-FT1, Class A, 2.44%, 4/25/2023(f)(m)	2,878	2,869
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.94%, 2/25/2023(f)(m)	3,715	3,733
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(f)	780	789
Series 2018-1A, Class D, 4.14%, 10/15/2024(f)	865	889
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A2, 6.41%, 6/27/2060‡(f)(j)	14,500	14,610
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060(f)(j)	4,000	4,062
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051(f)(j)	3,333	3,340
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025‡(f)(j)	7,000	7,060
RAMP Trust
Series 2002-RS2, Class AI5, 6.03%, 3/25/2032‡(m)	309	319
RASC Trust
Series 2005-KS2, Class M1, 0.73%, 3/25/2035‡(m)	357	356
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 1.59%, 12/25/2032‡(m)	537	525
Series 2003-1, Class M1, 1.59%, 6/25/2033‡(m)	240	240
Series 2003-4, Class M1, 1.36%, 3/25/2034‡(m)	1,297	1,282
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(j)	697	703
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	78	82
Series 2005-2, Class AV3, 0.46%, 8/25/2035‡(m)	768	742
Santander Drive Auto Receivables Trust
Series 2021-2, Class A2, 0.28%, 4/15/2024	130	130
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(f)	550	555

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-A, Class F, 6.80%, 9/15/2025(f)	833	842
SASCO Mortgage Loan Trust
Series 2004-GEL3, Class M1, 1.66%, 8/25/2034‡(m)	668	673
Saxon Asset Securities Trust
Series 2004-2, Class MV2, 1.89%, 8/25/2035‡(m)	317	321
Series 2005-2, Class M2, 0.75%, 10/25/2035(m)	2,259	2,237
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 0.87%, 2/25/2034‡(m)	1,418	1,406
Series 2004-OP1, Class M2, 1.74%, 2/25/2034‡(m)	30	32
Series 2005-OP1, Class M2, 0.76%, 1/25/2035‡(m)	437	423
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 1.69%, 2/25/2035‡(m)	73	73
Series 2004-BC3, Class M1, 1.02%, 7/25/2035‡(m)	541	542
Stanwich Mortgage Loan Trust
Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(f)(j)	589	590
Structured Asset Investment Loan Trust
Series 2004-5, Class M3, 1.02%, 5/25/2034‡(m)	58	56
Series 2004-6, Class M1, 0.99%, 7/25/2034‡(m)	225	224
Series 2004-7, Class M1, 1.14%, 8/25/2034‡(m)	486	484
Series 2004-8, Class M2, 1.02%, 9/25/2034‡(m)	319	317
Series 2004-BNC1, Class A5, 1.33%, 9/25/2034‡(m)	174	175
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	1,498	1,396
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	50	50
Volvo Financial Equipment LLC
Series 2019-2A, Class A2, 2.02%, 8/15/2022(f)	81	81
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M4, 1.89%, 12/25/2033(m)	882	884
Series 2004-2, Class M1, 0.99%, 10/25/2034‡(m)	571	563
Series 2004-2, Class M5, 1.96%, 10/25/2034‡(m)	154	155
Series 2004-2, Class M8A, 4.59%, 10/25/2034‡(f)(m)	290	295
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(f)(m)	290	301
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 1.03%, 4/25/2034‡(m)	213	212
Series 2004-1, Class M4, 1.81%, 4/25/2034‡(m)	422	419
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.49%, 7/15/2024(f)	2,865	2,993
Series 2018-3A, Class F, 6.02%, 2/18/2025(f)	3,605	3,725
Series 2019-1A, Class F, 5.67%, 2/17/2026(f)	1,769	1,828
Series 2019-2A, Class F, 5.00%, 3/16/2026(f)	1,880	1,925

		243,319

TOTAL ASSET-BACKED SECURITIES (Cost $234,302)		245,270

FOREIGN GOVERNMENT SECURITIES — 1.4%
Angola — 0.0%(c)
Republic of Angola
9.50%, 11/12/2025(b)	970	1,069
8.00%, 11/26/2029(a)(f)	1,550	1,601
8.00%, 11/26/2029(b)	780	806
9.13%, 11/26/2049(b)	1,200	1,233

		4,709

Argentina — 0.0%(c)
Argentine Republic
1.00%, 7/9/2029	353	135
0.50%, 7/9/2030(j)	1,853	671
1.13%, 7/9/2035(j)	5,116	1,655
2.00%, 1/9/2038(j)	1,486	585
2.50%, 7/9/2041(j)	450	168

		3,214

Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026(b)	970	1,086
7.00%, 10/12/2028(b)	1,400	1,553
6.75%, 9/20/2029(b)	200	216
5.45%, 9/16/2032(f)	481	472
6.00%, 9/19/2044(b)	1,500	1,403
7.50%, 9/20/2047(b)	970	1,026

		5,756

Belarus — 0.0%(c)
Republic of Belarus
6.88%, 2/28/2023(b)	270	271
6.20%, 2/28/2030(b)	400	354
6.38%, 2/24/2031(b)	900	795

		1,420

Brazil — 0.0%(c)
Federative Republic of Brazil
4.25%, 1/7/2025	880	953

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.50%, 5/30/2029	1,130	1,207
8.25%, 1/20/2034	585	810
5.63%, 1/7/2041	950	1,022
5.00%, 1/27/2045	1,230	1,227

		5,219

Colombia — 0.0%(c)
Republic of Colombia
4.50%, 1/28/2026	350	381
3.88%, 4/25/2027	690	730
7.38%, 9/18/2037	1,000	1,297
6.13%, 1/18/2041	950	1,116
5.00%, 6/15/2045	1,370	1,427
5.20%, 5/15/2049	420	453

		5,404

Costa Rica — 0.0%(c)
Republic of Costa Rica
4.38%, 4/30/2025(b)	200	206
7.00%, 4/4/2044(b)	1,100	1,152

		1,358

Croatia — 0.0%(c)
Republic of Croatia 6.00%, 1/26/2024(b)	1,290	1,457

Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50%, 1/27/2025(b)	510	554
6.88%, 1/29/2026(b)	1,200	1,382
5.95%, 1/25/2027(b)	1,020	1,144
4.50%, 1/30/2030(a)(f)	790	809
4.88%, 9/23/2032(f)	1,090	1,131
5.30%, 1/21/2041(f)	285	289
7.45%, 4/30/2044(b)	1,580	1,925
6.85%, 1/27/2045(b)	500	568
6.50%, 2/15/2048(b)	1,250	1,369
5.88%, 1/30/2060(f)	880	887

		10,058

Ecuador — 0.0%(c)
Republic of Ecuador
5.00%, 7/31/2030(b)(j)	1,000	878
5.00%, 7/31/2030(f)(j)	650	570
1.00%, 7/31/2035(b)(j)	3,110	2,161

		3,609

Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024(f)	750	796
3.88%, 2/16/2026(f)	665	649
7.50%, 1/31/2027(b)	1,720	1,903
7.60%, 3/1/2029(f)	1,090	1,181
5.88%, 2/16/2031(f)	482	463
7.05%, 1/15/2032(a)(f)	880	896
7.63%, 5/29/2032(f)	750	789
8.50%, 1/31/2047(b)	1,049	1,087
8.70%, 3/1/2049(f)	1,520	1,589
8.88%, 5/29/2050(b)	250	266
8.15%, 11/20/2059(f)	1,050	1,037
7.50%, 2/16/2061(f)	700	652

		11,308

El Salvador — 0.0%(c)
Republic of El Salvador
5.88%, 1/30/2025(b)	650	584
6.38%, 1/18/2027(b)	950	828
7.12%, 1/20/2050(b)	1,637	1,330

		2,742

Ethiopia — 0.0%(c)
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)	1,037	920

Gabon — 0.0%(c)
Gabonese Republic
6.38%, 12/12/2024(b)	646	684
6.95%, 6/16/2025(b)	300	325

		1,009

Ghana — 0.0%(c)
Republic of Ghana
7.88%, 3/26/2027(b)	360	374
7.63%, 5/16/2029(b)	1,310	1,308
10.75%, 10/14/2030(b)	1,325	1,651
8.63%, 6/16/2049(b)	2,090	1,978

		5,311

Guatemala — 0.0%(c)
Republic of Guatemala
4.50%, 5/3/2026(b)	655	713
6.13%, 6/1/2050(f)	720	861

		1,574

Hungary — 0.0%(c)
Hungary Government Bond 7.63%, 3/29/2041	952	1,601

Indonesia — 0.0%(c)
Republic of Indonesia
3.50%, 1/11/2028	670	735
6.75%, 1/15/2044(b)	650	967

		1,702

Iraq — 0.0%(c)
Republic of Iraq
6.75%, 3/9/2023(b)	950	963
5.80%, 1/15/2028(b)	1,625	1,549

		2,512

Ivory Coast — 0.0%(c)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(b)(j)	919	925
6.13%, 6/15/2033(b)	3,430	3,698

		4,623

Jamaica — 0.0%(c)
Jamaica Government Bond
8.00%, 3/15/2039	1,243	1,741
7.88%, 7/28/2045	550	767

		2,508

Jordan — 0.0%(c)
Hashemite Kingdom of Jordan 5.85%, 7/7/2030(f)	1,810	1,869

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kazakhstan — 0.0%(c)
Republic of Kazakhstan 6.50%, 7/21/2045(b)	560	825

Kenya — 0.0%(c)
Republic of Kenya
6.88%, 6/24/2024(b)	2,663	2,916
8.00%, 5/22/2032(f)	1,360	1,532
6.30%, 1/23/2034(a)(f)	483	488

		4,936

Lebanon — 0.0%(c)
Lebanese Republic
6.00%, 1/27/2023(b)(k)	1,250	150
6.65%, 4/22/2024(b)(k)	625	73
6.85%, 3/23/2027(b)(k)	2,639	317
6.65%, 11/3/2028(b)(k)	2,215	266
7.25%, 3/23/2037(b)(k)	492	60

		866

Mexico — 0.0%(c)
United Mexican States
5.55%, 1/21/2045	650	791
4.60%, 1/23/2046	610	659
3.77%, 5/24/2061	1,198	1,119

		2,569

Morocco — 0.0%(c)
Kingdom of Morocco
3.00%, 12/15/2032(f)	690	671
5.50%, 12/11/2042(b)	1,000	1,145
4.00%, 12/15/2050(f)	650	610

		2,426

Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025(b)	1,000	1,122
6.50%, 11/28/2027(b)	920	974
6.50%, 11/28/2027(f)	1,220	1,292
8.75%, 1/21/2031(b)	780	879
7.88%, 2/16/2032(b)	710	759
7.63%, 11/28/2047(a)(f)	1,290	1,294
7.63%, 11/28/2047(b)	600	602

		6,922

Oman — 0.1%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(f)	320	334
4.75%, 6/15/2026(b)	1,100	1,135
5.38%, 3/8/2027(b)	1,320	1,385
6.00%, 8/1/2029(b)	1,180	1,254
6.25%, 1/25/2031(f)	264	285
7.38%, 10/28/2032(f)	625	714
6.50%, 3/8/2047(b)	340	336
6.75%, 1/17/2048(b)	1,170	1,177
7.00%, 1/25/2051(f)	301	310

		6,930

Pakistan — 0.0%(c)
Islamic Republic of Pakistan
8.25%, 4/15/2024(b)	730	788
8.25%, 9/30/2025(b)	550	602
6.00%, 4/8/2026(a)(f)	471	473
7.38%, 4/8/2031(f)	554	556
8.88%, 4/8/2051(b)	1,500	1,545

		3,964

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025	1,050	1,139
3.88%, 3/17/2028	1,750	1,929
6.70%, 1/26/2036	1,150	1,573
4.50%, 4/1/2056	810	922
3.87%, 7/23/2060	380	391

		5,954

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(b)	2,020	2,266
6.10%, 8/11/2044(b)	2,130	2,654
5.60%, 3/13/2048(b)	350	415
5.40%, 3/30/2050(f)	950	1,118

		6,453

Peru — 0.0%(c)
Republic of Peru
4.13%, 8/25/2027	760	844
5.63%, 11/18/2050	750	1,014

		1,858

Philippines — 0.0%(c)
Republic of Philippines
10.63%, 3/16/2025	655	885
3.00%, 2/1/2028	1,100	1,189
7.75%, 1/14/2031	270	398
3.70%, 2/2/2042	1,430	1,556

		4,028

Poland — 0.0%(c)
Republic of Poland 3.25%, 4/6/2026	1,580	1,743

Qatar — 0.1%
State of Qatar
3.25%, 6/2/2026(b)	520	569
4.50%, 4/23/2028(b)	940	1,114
4.00%, 3/14/2029(f)	540	623
5.10%, 4/23/2048(b)	1,200	1,604
4.82%, 3/14/2049(b)	1,570	2,043
4.82%, 3/14/2049(f)	430	559

		6,512

Romania — 0.0%(c)
Romania Government Bond
4.38%, 8/22/2023(b)	1,010	1,085
6.13%, 1/22/2044(b)	810	1,110
5.13%, 6/15/2048(b)	730	904

		3,099

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(b)	400	434
12.75%, 6/24/2028(b)	1,390	2,333
5.10%, 3/28/2035(f)	1,600	1,924
5.88%, 9/16/2043(b)	1,200	1,622

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.25%, 6/23/2047(b)	800	1,017

		7,330

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)	1,000	1,089
3.63%, 3/4/2028(b)	1,980	2,187
2.25%, 2/2/2033(f)	480	471
4.63%, 10/4/2047(b)	1,050	1,258
5.00%, 4/17/2049(b)	650	824
3.45%, 2/2/2061(a)(f)	468	469

		6,298

Senegal — 0.0%(c)
Republic of Senegal
6.75%, 3/13/2048(b)	650	664
6.75%, 3/13/2048(f)	460	470

		1,134

Serbia — 0.0%(c)
Republic of Serbia
7.25%, 9/28/2021(b)	317	320
2.13%, 12/1/2030(f)	797	758

		1,078

South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/2028	2,380	2,458
6.25%, 3/8/2041	2,500	2,754
5.00%, 10/12/2046	700	662
5.75%, 9/30/2049	1,550	1,575

		7,449

Sri Lanka — 0.0%(c)
Democratic Socialist Republic of Sri Lanka
5.75%, 4/18/2023(b)	850	619
6.85%, 11/3/2025(b)	596	381
6.20%, 5/11/2027(b)	1,050	646
6.75%, 4/18/2028(b)	2,600	1,594
7.55%, 3/28/2030(f)	660	404

		3,644

Tajikistan — 0.0%(c)
Republic of Tajikistan 7.13%, 9/14/2027(b)	600	549

Turkey — 0.1%
Republic of Turkey
3.25%, 3/23/2023	780	779
5.75%, 3/22/2024	1,390	1,443
5.60%, 11/14/2024	1,200	1,237
4.88%, 10/9/2026	900	886
5.13%, 2/17/2028	940	920
6.00%, 1/14/2041	1,040	950
4.88%, 4/16/2043	510	409

		6,624

Ukraine — 0.1%
Ukraine Government Bond
7.75%, 9/1/2022(b)	510	532
7.75%, 9/1/2023(b)	1,910	2,047
7.75%, 9/1/2024(b)	700	760
7.75%, 9/1/2025(b)	970	1,054
7.75%, 9/1/2026(b)	500	548
7.75%, 9/1/2027(b)	1,080	1,182
9.75%, 11/1/2028(b)	840	999
7.38%, 9/25/2032(b)	1,560	1,623
7.25%, 3/15/2033(b)	380	391

		9,136

United Arab Emirates — 0.0%(c)
United Arab Emirates Government Bond
4.13%, 10/11/2047(b)	1,900	2,285
3.13%, 9/30/2049(b)	1,430	1,469

		3,754

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/2027	550	631
7.88%, 1/15/2033	440	659
7.63%, 3/21/2036	790	1,200
5.10%, 6/18/2050	2,420	3,165
4.98%, 4/20/2055	440	568

		6,223

Zambia — 0.0%(c)
Republic of Zambia 8.97%, 7/30/2027(b)	1,050	675

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $191,897)		192,862

	Shares (000)
PREFERRED STOCKS — 0.7%
United States — 0.7%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value)(q)	49	1,365
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(q)	145	3,915
Series HH, 5.88%, 7/24/2023 ($25 par value)(q)	121	3,290
Series KK, 5.38%, 6/25/2024 ($25 par value)(q)	92	2,538
Series LL, 5.00%, 9/17/2024 ($25 par value)(q)	35	950
Energy Transfer LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024(e)(q)	255	6,404
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.94%, 2/15/2040 ($25 par value)(a)(e)	1	23
Goodman Networks, Inc.*‡	64	1
Gulfport Energy Operating Corp., 10.00%,‡	1	2,957
MetLife, Inc.,
Series F, 4.75%, 3/15/2025 ($25 par value)(q)	99	2,674

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Shares (000)	Value ($000)
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(e)(q)		87	2,486
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(e)(q)		419	12,456
Series L, 4.88%, 1/15/2025 ($25 par value)(q)		25	690
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡		2,316	2,363
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)		115	3,199
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value)(q)		62	1,703
Public Storage, Series L, , REIT4.63%, 6/17/2025 ($25 par value)(q)		77	2,132
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value)(e)(q)		53	1,541
SCE Trust II, 5.10%, 5/5/2020 ($25 par value)(q)		45	1,133
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value)(q)		453	11,335
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)		18	497
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)		160	4,291
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(e)(q)		43	1,304
Truist Financial Corp., Series R, 4.75%, 9/1/2025 ($25 par value)(q)		104	2,759
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value)(q)		58	1,615
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value)(q)		19	489
Series Y, 5.63%, 6/15/2022 ($25 par value)(q)		153	4,009
Series Z, 4.75%, 3/15/2025 ($25 par value)(q)		776	20,314

TOTAL PREFERRED STOCKS (Cost $89,777)			98,433

		Principal Amount ($000)
CONVERTIBLE BONDS — 0.4%
Australia — 0.0%(c)
Afterpay Ltd. Zero Coupon, 3/12/2026(b)	AUD	1,600	997
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026(b)	AUD	1,600	1,152
Glencore Funding LLC Zero Coupon, 3/27/2025(b)		1,000	980

			3,129

Cameroon — 0.0%(c)
Golar LNG Ltd. 2.75%, 2/15/2022		486	481

China — 0.1%
China Conch Venture Holdings International Ltd. Zero Coupon, 9/5/2023(b)	HKD	7,000	959
Hansoh Pharmaceutical Group Co. Ltd. Zero Coupon, 1/22/2026(b)		600	537
Huazhu Group Ltd. 0.38%, 11/1/2022		211	235
Momo, Inc. 1.25%, 7/1/2025		1,149	959
Pinduoduo, Inc. Zero Coupon, 12/1/2025		669	617
Weibo Corp. 1.25%, 11/15/2022		1,124	1,068

			4,375

France — 0.0%(c)
Orpar SA Zero Coupon, 6/20/2024(b)	EUR	800	1,231

Germany — 0.0%(c)
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027(b)	EUR	800	923

Israel — 0.0%(c)
Wix.com Ltd. Zero Coupon, 8/15/2025(f)		1,673	1,823

New Zealand — 0.0%(c)
Xero Investments Ltd. Zero Coupon, 12/2/2025(b)		708	701

Spain — 0.0%(c)
Cellnex Telecom SA 0.75%, 11/20/2031(b)	EUR	600	701

United Kingdom — 0.0%(c)
Barclays Bank plc Zero Coupon, 2/4/2025		490	718
Series VUN, Zero Coupon, 2/18/2025		508	591
Capital & Counties Properties plc REIT, 2.00%, 3/30/2026	GBP	300	437

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028(b)	EUR	600		659
Trainline plc 1.00%, 1/14/2026(b)	GBP	600		731

				3,136

United States — 0.3%
Alteryx, Inc. 1.00%, 8/1/2026		580		534
Ares Capital Corp.
3.75%, 2/1/2022		1,086		1,143
4.63%, 3/1/2024		602		651
Beyond Meat, Inc. Zero Coupon, 3/15/2027(f)		473		433
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		596		601
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		582		593
BofA Finance LLC 0.25%, 5/1/2023		615		663
Chegg, Inc. Zero Coupon, 9/1/2026(f)		610		658
Dexcom, Inc. 0.25%, 11/15/2025		641		727
DigitalBridge Group, Inc. REIT, 5.00%, 4/15/2023		853		870
DISH Network Corp.
2.38%, 3/15/2024		2,092		2,022
3.38%, 8/15/2026		4,533		4,646
DocuSign, Inc. Zero Coupon, 1/15/2024(f)		970		1,033
Dropbox, Inc. Zero Coupon, 3/1/2026(f)		318		346
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027(f)		469		427
Hercules Capital, Inc. 4.38%, 2/1/2022		705		751
LendingTree, Inc. 0.50%, 7/15/2025		1,331		1,197
Liberty Interactive LLC
4.00%, 11/15/2029		3,709		2,819
3.75%, 2/15/2030		320		246
Live Nation Entertainment, Inc. 2.00%, 2/15/2025		1,432		1,534
Meritor, Inc. 3.25%, 10/15/2037		564		606
MFA Financial, Inc. REIT, 6.25%, 6/15/2024		882		896
Okta, Inc. 0.38%, 6/15/2026		2,519		3,168
Rapid7, Inc. 0.25%, 3/15/2027(f)		630		786
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023		716		718
Repay Holdings Corp. Zero Coupon, 2/1/2026(f)		465		463
RingCentral, Inc.
Zero Coupon, 3/1/2025		889		938
Zero Coupon, 3/15/2026(f)		999		975
RWT Holdings, Inc. 5.75%, 10/1/2025		313		318
Splunk, Inc. 1.13%, 6/15/2027		657		639
Spotify USA, Inc. Zero Coupon, 3/15/2026(f)		654		589
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		636		620
TripAdvisor, Inc. 0.25%, 4/1/2026(f)		672		619
Twitter, Inc. Zero Coupon, 3/15/2026(f)		923		887
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		756		792
Vonage Holdings Corp. 1.75%, 6/1/2024		452		501

				35,409

TOTAL CONVERTIBLE BONDS (Cost $49,490)				51,909

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022(r)(Cost $40,674)		40,414		40,673

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.2%
United States — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)		20		1,190
Bank of America Corp. Series L, 7.25% ($1,000 par value)		2		3,187
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)		1		2,184
Bunge Ltd. 4.88% ($100 par value)		9		1,075
Claire’s Stores, Inc. *‡		3		6,821
Danaher Corp. Series B, 5.00%, 4/15/2023 ($1,000 par value)		—	(d)	779
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)		10		951
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 ($100 par value)		6		550
Essential Utilities, Inc. 6.00%, 4/30/2022 ($50 par value)		8		483

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	20	998
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 ($50 par value)	26	2,160
NextEra Energy, Inc. 6.22%, 9/1/2023 ($50 par value)	30	1,563
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 ($100 par value)	9	1,068
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	2	3,612

		26,621

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,235)		26,621

	Principal Amount ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.0%(c)
Israel — 0.0%(c)
Israel Government AID Bond
4.50%, 1/30/2043	873	1,111
4.13%, 1/17/2048	1,966	2,417

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,023)		3,528

	No. of Warrants (000)
WARRANTS — 0.0%(c)
United Kingdom — 0.0%(c)
Cineworld Group expiring 12/31/2049, price 4149.00 GBP*	17	5
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	48	927

		932

United States — 0.0%(c)
Chesapeake Energy Corp. expiring 2/9/2026, price 27.63 USD*	17	479
expiring 2/9/2026, price 32.13 USD*	19	465
expiring 2/9/2026, price 36.18 USD*	10	222
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	4	63

		1,229

TOTAL WARRANTS (Cost $ —)		2,161

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.0%(c)
United States — 0.0%(c)
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	354	384
FNMA UMBS, 30 Year
Pool # MA4356, 2.50%, 6/1/2051	64	67
Pool # MA4398, 2.00%, 8/1/2051	610	622

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,040)		1,073

	No. of Rights (000)
RIGHTS — 0.0%(c)
United States — 0.0%(c)
Vistra Corp., expiring 12/31/2049*‡ (Cost $ —)	488	658

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 3.9%
CERTIFICATES OF DEPOSIT — 0.0%(c)
Bank of Nova Scotia (The) (SOFR + 0.16%), 0.21%, 2/28/2022(e)	210	210
Kookmin Bank (ICE LIBOR USD 1 Month + 0.29%), 0.37%, 12/20/2021(e)	91	91
Norinchukin Bank (The) 0.37%, 12/1/2021	146	146
Shinhan Bank
0.58%, 8/23/2021	48	48
0.47%, 11/5/2021	300	301
Societe Generale SA 0.32%, 9/17/2021	250	250
Svenska Handelsbanken AB 0.25%, 3/16/2022	189	189

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,234)		1,235

COMMERCIAL PAPER — 0.0%(c)
American Electric Power Co., Inc. 0.27%, 11/16/2021(f)(s)	244	244
AT&T, Inc. 0.40%, 12/14/2021(f)(s)	250	250
Banco Del Estado De Chile 0.41%, 12/2/2021(f)(s)	157	157

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Barclays Bank plc 0.30%, 2/10/2022(f)(s)	250	249
Enel Finance America LLC 0.40%, 10/14/2021(f)(s)	250	250
Eni Finance USA, Inc. 0.58%, 10/18/2021(f)(s)	250	250
First Abu Dhabi Bank PJSC 0.40%, 8/27/2021(f)(s)	314	314
HSBC USA, Inc. 0.35%, 2/25/2022(f)(s)	224	224
Rogers Communications, Inc. 0.55%, 8/26/2021(f)(s)	268	268

TOTAL COMMERCIAL PAPER (Cost $2,205)		2,206

	Shares (000)
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(t)(u)	210,110	210,215
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(t)(u)	61,376	61,407

TOTAL INVESTMENT COMPANIES (Cost $271,517)		271,622

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(t)(u)	224,986	224,986
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(t)(u)	30,267	30,267

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $255,266)		255,253

TOTAL SHORT-TERM INVESTMENTS (Cost $530,222)		530,316

Total Investments — 100.5% (Cost $12,330,618)		13,764,284
Liabilities in Excess of Other Assets — (0.5)%		(62,044)

Net Assets — 100.0%		13,702,240

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	7.6%
Equity Real Estate Investment Trusts (REITs)	7.3
Equity-Linked Notes	6.0
Oil, Gas & Consumable Fuels	5.9
Diversified Telecommunication Services	4.2
Collateralized Mortgage Obligations	4.1
Pharmaceuticals	3.6
Commercial Mortgage-Backed Securities	3.3
Electric Utilities	3.3
Media	3.3
Capital Markets	3.2
Insurance	2.7
Health Care Providers & Services	2.5
Semiconductors & Semiconductor Equipment	1.9
Hotels, Restaurants & Leisure	1.8
Asset-Backed Securities	1.8
Wireless Telecommunication Services	1.6
Chemicals	1.6
Metals & Mining	1.5
Food Products	1.5
Foreign Government Securities	1.4
Technology Hardware, Storage & Peripherals	1.3
Multi-Utilities	1.1
IT Services	1.1
Food & Staples Retailing	1.1
Consumer Finance	1.0
Real Estate Management & Development	1.0
Machinery	1.0
Others (each less than 1.0%)	18.5
Short-Term Investments	3.8

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ELN	Equity-Linked Note
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMTN	Global medium term note
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $245,959.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2021.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2021.
(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2021.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of July 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2021.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The rate shown is the effective yield as of July 31, 2021.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	71	09/2021	EUR	3,442	24
FTSE 100 Index	12	09/2021	GBP	1,161	7
U.S. Treasury 10 Year Note	13,632	09/2021	USD	1,833,717	33,001

					33,032

Short Contracts
Foreign Exchange GBP/USD	(3,336)	09/2021	USD	(289,836)	5,686
Russell 2000 E-Mini Index	(655)	09/2021	USD	(72,761)	(1,471)

					4,215

					37,247

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$1,951		$1,951
United States	—	103,675	139,644		243,319

Total Asset-Backed Securities	—	103,675	141,595		245,270

Collateralized Mortgage Obligations
Bermuda	—	—	3,012		3,012
United States	—	426,739	130,544		557,283

Total Collateralized Mortgage Obligations	—	426,739	133,556		560,295

Commercial Mortgage-Backed Securities
United States	—	185,258	268,859		454,117
Common Stocks
Australia	—	160,504	—		160,504
Austria	—	15,170	—		15,170
Belgium	—	49,840	—		49,840
Brazil	9,415	4,215	—		13,630
Canada	250,642	—	—		250,642
Cayman Islands	—	—	—	(a)	—	(a)
Chile	2,327	—	—		2,327
China	—	225,596	—		225,596
Denmark	—	47,743	—		47,743
Finland	—	80,166	—		80,166
France	—	177,619	—		177,619
Germany	—	247,784	—		247,784
Hong Kong	—	82,746	—		82,746
India	37,398	32,939	—		70,337
Indonesia	—	29,140	—		29,140
Ireland	—	4,154	—		4,154
Italy	—	66,973	—		66,973
Japan	8,675	227,110	—		235,785
Malta	—	3,727	—		3,727
Mexico	53,314	—	—		53,314
Netherlands	—	82,107	—		82,107
New Zealand	—	14,042	—		14,042
Norway	7,337	21,718	—		29,055
Portugal	1,791	5,513	—		7,304
Russia	21,047	47,267	—		68,314
Saudi Arabia	—	12,731	—		12,731
Singapore	563	35,440	—		36,003
South Africa	15,893	6,555	—		22,448
South Korea	5,456	77,613	—		83,069
Spain	2,559	114,763	—		117,322
Sweden	—	77,884	—		77,884
Switzerland	—	188,967	—		188,967
Taiwan	12,835	155,917	—		168,752
Thailand	—	7,465	—		7,465
United Kingdom	42,971	264,596	—		307,567
United States	2,479,502	61,832	9,285		2,550,619

Total Common Stocks	2,951,725	2,629,836	9,285		5,590,846

Convertible Bonds	—	51,909	—		51,909
Convertible Preferred Stocks
United States	19,800	—	6,821		26,621
Corporate Bonds
Australia	—	21,999	—		21,999
Austria	—	1,372	—		1,372
Azerbaijan	—	4,543	—		4,543
Bahrain	—	1,272	—		1,272
Belarus	—	703	—		703
Belgium	—	3,220	—		3,220
Brazil	—	5,108	—		5,108
Canada	—	175,011	—		175,011
Cayman Islands	—	922	—		922
Chile	—	3,019	—		3,019
China	—	62,663	—		62,663
Colombia	—	3,562	—		3,562
Costa Rica	—	794	—		794
Finland	—	10,590	—		10,590
France	—	104,461	—		104,461
Germany	—	3,917	—		3,917
Greece	—	194	—		194
Guatemala	—	1,193	—		1,193
Hong Kong	—	13,462	—		13,462
India	—	22,232	—		22,232
Indonesia	—	23,970	—		23,970
Ireland	—	15,836	—		15,836
Israel	—	439	—		439
Italy	—	28,807	—		28,807
Japan	—	12,343	—		12,343
Kazakhstan	—	7,264	—		7,264
Luxembourg	—	58,371	—		58,371
Macau	—	5,024	—		5,024
Malaysia	—	1,800	—		1,800
Mexico	—	17,862	—		17,862
Morocco	—	1,264	—		1,264
Netherlands	—	32,170	—		32,170
Norway	—	3,071	—		3,071
Panama	—	1,650	—		1,650
Paraguay	—	307	—		307
Peru	—	2,401	—		2,401
Philippines	—	10,700	—		10,700
Qatar	—	730	—		730
Saudi Arabia	—	2,012	—		2,012
South Africa	—	1,128	—		1,128
South Korea	—	1,165	—		1,165
Spain	—	9,413	—		9,413
Sweden	—	3,780	—		3,780
Switzerland	—	97,210	—		97,210
Thailand	—	5,602	—		5,602
Trinidad and Tobago	—	1,742	—		1,742
Tunisia	—	763	—		763
Turkey	—	707	—		707
United Arab Emirates	—	1,926	—		1,926
United Kingdom	—	124,509	—		124,509
United States	—	3,913,026	421		3,913,447

Total Corporate Bonds	—	4,827,229	421		4,827,650

Equity-Linked Notes	—	822,425	—		822,425
Foreign Government Securities	—	192,862	—		192,862
Loan Assignments
Canada	—	1,604	—		1,604
France	—	3,341	—		3,341
Ireland	—	139	—		139
Luxembourg	—	12,584	—		12,584
Netherlands	—	1,384	—		1,384
United Kingdom	—	880	—		880
United States	—	292,056	3,459		295,515

Total Loan Assignments	—	311,988	3,459		315,447

Mortgage-Backed Securities	—	1,073	—		1,073
Preferred Stocks
United States	93,112	—	5,321		98,433
Rights	—	—	658		658
U.S. Government Agency Securities	—	3,528	—		3,528
U.S. Treasury Obligations	—	40,673	—		40,673
Warrants
United Kingdom	—	5	927		932
United States	1,166	—	63		1,229

Total Warrants	1,166	5	990		2,161

Short-Term Investments
Certificates of Deposit	—	1,235	—		1,235
Commercial Paper	—	2,206	—		2,206
Investment Companies	271,622	—	—		271,622
Investment of Cash Collateral from Securities Loaned	255,253	—	—		255,253

Total Short-Term Investments	526,875	3,441	—		530,316

Total Investments in Securities	$3,592,678	$9,600,641	$570,965		$13,764,284

Appreciation in Other Financial Instruments
Futures Contracts	$38,718	$—	$—		$38,718
Depreciation in Other Financial Instruments
Futures Contracts	(1,471)	—	—		(1,471)

Total Net Appreciation/Depreciation in Other Financial Instruments	$37,247	$—	$—		$37,247

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2021
Investments in Securities:
Asset-Backed Securities	$248,311		$1,841	$(2,257)	$550	$1,250	$(122,793)	$21,500	$(6,807)	$141,595
Collateralized Mortgage Obligations	202,468		444	3,635	2	21,503	(97,584)	18,680	(15,592)	133,556
Commercial Mortgage-Backed Securities	72,537		127	15,595	365	143,007	(8,797)	52,255	(6,230)	268,859
Common Stocks	7,496		(181)	3,883	—	—	(1,168)	—	(745)	9,285
Convertible Bonds	—	(a)	(943)	945	—	—	(2)	—	—	—
Convertible Preferred Stocks	5,308		987	1,803	—	—	(1,277)	—	—	6,821
Corporate Bonds	4,201		— (a)	399	—	1	(4,180)	—	—	421
Loan Assignments	7,495		—	(736)	10	592	(3,902)	—	—	3,459
Preferred Stocks	2,623		17	1,214	—	1,883	(416)	—	—	5,321
Rights	531		—	127	—	—	—	—	—	658
Warrants	809		—	2,110	—	—	(1,929)	—	—	990

Total	$551,779		$2,292	$26,718	$927	$168,236	($242,048)	$92,435	($29,374)	$570,965

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2021, which were valued using significant unobservable inputs (level 3) amounted to $28,856.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended July 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	—	(b)

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1

	138,489		Discounted Cash Flow	Constant Prepayment Rate	0.00% -35.00% (9.18%)
				Constant Default Rate	0.00% -10.00% (2.67%)
				Yield (Discount Rate of Cash Flows)	0.60% -36.36% (2.81%)

Asset-Backed Securities	138,489

	129,539		Discounted Cash Flow	Constant Prepayment Rate	0.00% -34.23% (17.68%)
				Constant Default Rate	0.00% - 5.60% (0.04%)
				Yield (Discount Rate of Cash Flows)	1.46% - 17.66% (3.21%)

Collateralized Mortgage Obligations	129,539

	265,907		Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (0.29%)
				Constant Default Rate	0.00% - 5.00% (0.01%)
				Yield (Discount Rate of Cash Flows)	1.80% - 11.90% (4.76%)

Commercial Mortgage-Backed Securities	265,907

	3,459		Terms of Restructuring	Expected Recovery	50.00% -100.00% (99.39%)

Loan Assignments	3,459

	63		Market Comparable Companies	EBITDA Multiple (c)	4.9x (4.9x)

Warrants	63

Total	$537,458

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At July 31, 2021, the value of these investments was $33,507. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$67,470	$832,174	$838,236	$(6)	$5	$61,407	61,376	$53	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	446,873	4,926,620	5,163,236	(44)	2	210,215	210,110	182	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	143,007	493,000	411,000	(36)	15	224,986	224,986	167	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	16,419	236,094	222,246	—	—	30,267	30,267	5	—

Total	$673,769	$6,487,888	$6,634,718	$(86)	$22	$526,875		$407	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.